UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-676-1000

Date of fiscal year end: August 31, 2025

Date of reporting period: August 31, 2025

Item 1.	Reports to Stockholders.

(a)              A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: August 31, 2025

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class F Shares	$64	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class F Shares - $121,093
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124,691
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Intermediate-Term Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,917	$106,878	$105,974
Aug/17	$106,537	$107,822	$107,133
Aug/18	$106,428	$108,349	$107,177
Aug/19	$114,918	$117,796	$115,922
Aug/20	$117,745	$121,607	$119,854
Aug/21	$122,427	$125,737	$123,147
Aug/22	$112,258	$114,883	$114,416
Aug/23	$113,506	$116,841	$116,337
Aug/24	$120,395	$123,955	$122,453
Aug/25	$121,093	$124,051	$124,691

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds. Security selection within the housing and utility sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company modestly outperformed the benchmark, benefiting from security selection in the health care and housing sectors, while an overweight allocation to long end of the yield curve had a negative impact. Insight North America LLC underperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Delaware Investments Fund Advisers' underperformance was attributable to allocations to BBB rated and high-yield bonds. Overweight exposure to the long end of the yield curve also weighed on Fund performance.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class F Shares	0.58%	0.56%	1.93%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	1.83%	0.79%	2.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,540,175	850	$3,100	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	2.1%
Nursing Homes	3.1%
Tobacco	3.4%
Industrial Development	3.4%
Power	4.6%
Housing	4.7%
Transportation	5.6%
Water	6.1%
Airports	8.7%
Education	10.9%
Health Care	11.2%
General Obligations	11.9%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B	1.700%	11/15/52	0.5%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SEIMX

Annual Shareholder Report: August 31, 2025

SEIMX-AR-2025

Annual Shareholder Report: August 31, 2025

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Intermediate-Term Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intermediate-Term Municipal Fund, Class Y Shares	$39	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Intermediate-Term Municipal Fund, Class Y Shares - $124,273
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD) - $124,691
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Intermediate-Term Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$106,178	$106,878	$105,974
Aug/17	$107,156	$107,822	$107,133
Aug/18	$107,234	$108,349	$107,177
Aug/19	$116,173	$117,796	$115,922
Aug/20	$119,328	$121,607	$119,854
Aug/21	$124,381	$125,737	$123,147
Aug/22	$114,347	$114,883	$114,416
Aug/23	$115,908	$116,841	$116,337
Aug/24	$123,247	$123,955	$122,453
Aug/25	$124,273	$124,051	$124,691

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter  maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance versus its benchmark for the reporting period was due primarily to an overweight allocation to longer-dated bonds. Security selection within the housing and utility sectors contributed positively to Fund performance, while security selection in tobacco was a detractor. At the sub-adviser level, Wellington Management Company modestly outperformed the benchmark, benefiting from security selection in the health care and housing sectors, while an overweight allocation to long end of the yield curve had a negative impact. Insight North America LLC underperformed due to an underweight allocation to general obligation (GO) bonds and an overweight to revenue bonds. Delaware Investments Fund Advisers' underperformance was attributable to allocations to BBB rated and high-yield bonds. Overweight exposure to the long end of the yield curve also weighed on Fund performance

.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Intermediate-Term Municipal Fund, Class Y Shares	0.83%	0.82%	2.20%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)	1.83%	0.79%	2.23%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,540,175	850	$3,100	25%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Board Bank Revenue	0.1%
Public Facilities	0.1%
Pollution Control	0.2%
Utilities	2.1%
Nursing Homes	3.1%
Tobacco	3.4%
Industrial Development	3.4%
Power	4.6%
Housing	4.7%
Transportation	5.6%
Water	6.1%
Airports	8.7%
Education	10.9%
Health Care	11.2%
General Obligations	11.9%
General Revenue	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Pennsylvania State	5.000%	08/15/33	0.9%
Wisconsin State, Public Finance Authority, Duke Energy Progress Project	3.700%	10/01/46	0.7%
New Jersey State, Tobacco Settlement Financing, Ser A	5.000%	06/01/35	0.7%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health	5.250%	07/01/44	0.6%
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, BAM	5.000%	11/01/32	0.6%
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT	5.000%	06/30/34	0.6%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1	4.550%	07/01/40	0.5%
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B	1.700%	11/15/52	0.5%
Virginia State, Tobacco Settlement Financing, Sub-Ser C	0.000%	06/01/47	0.5%
Philadelphia, School District, Ser F, ST AID WITHHLDG	5.000%	09/01/30	0.5%

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Intermediate-Term Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SINYX

Annual Shareholder Report: August 31, 2025

SINYX-AR-2025

Annual Shareholder Report: August 31, 2025

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class F Shares - $113,608
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $116,362
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Short Duration Municipal Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$100,475	$106,878	$100,768
Aug/17	$100,948	$107,822	$101,816
Aug/18	$101,476	$108,349	$102,471
Aug/19	$103,658	$117,796	$105,190
Aug/20	$105,409	$121,607	$107,243
Aug/21	$106,216	$125,737	$107,911
Aug/22	$103,744	$114,883	$106,192
Aug/23	$105,684	$116,841	$108,137
Aug/24	$110,167	$123,955	$112,689
Aug/25	$113,608	$124,051	$116,362

How did the Fund perform in the last year?

Class F Shares of the Fund modestly underperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Class F Shares of the Fund modestly underperformed relative to its benchmark for the reporting period. Security selection in revenue sectors such as health care and utilities contributed positively to performance, while an underweight allocation to general obligation (GO) bonds detracted as the sector outperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments (Allspring) outperformed the benchmark for the reporting period. Neuberger Berman benefited from an overweight to cash collateralized housing bonds—which property developers use to secure favorable tax credits for affordable housing projects— while Allspring’s performance was bolstered by security selection in health care and education bonds.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class F Shares	3.12%	1.51%	1.28%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	3.26%	1.65%	1.53%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$770,978	517	$1,616	31%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.3%
Nursing Homes	0.6%
Pollution Control	1.8%
Water	2.0%
Airports	2.3%
Utilities	2.8%
Power	3.1%
Transportation	4.2%
Industrial Development	5.4%
Education	9.4%
General Obligations	12.9%
Health Care	12.9%
Housing	19.9%
General Revenue	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.3%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H	2.400%	01/15/48	1.9%
Iowa State, Finance Authority, UnityPoint Health Project	2.150%	07/01/41	1.8%
Tulsa, Ser A	0.050%	01/01/26	1.2%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.1%
Gainesville, Utilities System Revenue Authority, Ser B	2.450%	10/01/42	1.0%
Tennergy	5.000%	10/01/54	1.0%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	1.0%
Alachua County, Housing Finance Authority	3.300%	12/01/29	0.9%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	0.9%

Material Fund Changes

In October 2024, Western Asset Management was terminated as a sub-advisor in the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class F Shares - SUMAX

Annual Shareholder Report: August 31, 2025

SUMAX-AR-2025

Annual Shareholder Report: August 31, 2025

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Short Duration Municipal Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Short Duration Municipal Fund, Class Y Shares	$40	0.39%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Short Duration Municipal Fund, Class Y Shares - $116,368
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 1 Year Municipal Bond Index (1-2) (USD) - $116,362
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Short Duration Municipal Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$100,735	$106,878	$100,768
Aug/17	$101,465	$107,822	$101,816
Aug/18	$102,250	$108,349	$102,471
Aug/19	$104,711	$117,796	$105,190
Aug/20	$106,651	$121,607	$107,243
Aug/21	$107,732	$125,737	$107,911
Aug/22	$105,470	$114,883	$106,192
Aug/23	$107,711	$116,841	$108,137
Aug/24	$112,562	$123,955	$112,689
Aug/25	$116,368	$124,051	$116,362

How did the Fund perform in the last year?

Class Y Shares of the Fund modestly outperformed its benchmark, the Bloomberg 1 Year Municipal Bond Index (1-2) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Class Y Shares of the Fund modestly outperformed relative to its benchmark for the reporting period. Security selection in revenue sectors such as health care and utilities contributed positively to performance, while an underweight allocation to general obligation (GO) bonds detracted as the sector outperformed the overall municipal market. At the sub-adviser level, both Neuberger Berman Investment Advisers LLC and Allspring Global Investments (Allspring) outperformed the benchmark for the reporting period. Neuberger Berman benefited from an overweight to cash collateralized housing bonds—which property developers use to secure favorable tax credits for affordable housing projects— while Allspring’s performance was bolstered by security selection in health care and education bonds.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Short Duration Municipal Fund, Class Y Shares	3.38%	1.76%	1.53%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)	3.26%	1.65%	1.53%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$770,978	517	$1,616	31%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Public Facilities	0.1%
Board Bank Revenue	0.3%
Nursing Homes	0.6%
Pollution Control	1.8%
Water	2.0%
Airports	2.3%
Utilities	2.8%
Power	3.1%
Transportation	4.2%
Industrial Development	5.4%
Education	9.4%
General Obligations	12.9%
Health Care	12.9%
Housing	19.9%
General Revenue	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Kentucky State, Public Energy Authority, Ser A	5.250%	06/01/55	2.3%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H	2.400%	01/15/48	1.9%
Iowa State, Finance Authority, UnityPoint Health Project	2.150%	07/01/41	1.8%
Tulsa, Ser A	0.050%	01/01/26	1.2%
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark	3.300%	01/01/43	1.1%
Gainesville, Utilities System Revenue Authority, Ser B	2.450%	10/01/42	1.0%
Tennergy	5.000%	10/01/54	1.0%
Black Belt, Energy Gas District, Ser S	4.000%	12/01/25	1.0%
Alachua County, Housing Finance Authority	3.300%	12/01/29	0.9%
Salt Verde Financial Corp, Gas Revenue	5.250%	12/01/27	0.9%

Material Fund Changes

In October 2024, Western Asset Management was terminated as a sub-advisor in the Fund.

This is a summary of certain changes and planned changes to the Fund since the beginning of the reporting period. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31 at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports or upon request at 1-800-DIAL-SEI.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Short Duration Municipal Fund

SEI Tax Exempt Trust/Class Y Shares - SHYMX

Annual Shareholder Report: August 31, 2025

SHYMX-AR-2025

Annual Shareholder Report: August 31, 2025

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class F Shares	$61	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class F Shares - $114,249
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg California Intermediate Municipal Index (USD) - $122,555
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	California Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,069	$106,878	$105,406
Aug/17	$105,634	$107,822	$106,448
Aug/18	$104,295	$108,349	$106,207
Aug/19	$111,766	$117,796	$114,273
Aug/20	$114,440	$121,607	$118,507
Aug/21	$115,940	$125,737	$120,247
Aug/22	$107,006	$114,883	$112,172
Aug/23	$107,789	$116,841	$113,663
Aug/24	$112,503	$123,955	$119,041
Aug/25	$114,249	$124,051	$122,555

How did the Fund perform in the last year?

Class F shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the health care and transportation sectors detracted from performance, while overweight allocations to transportation and housing bonds had a positive impact.

As one of the largest economies in the world, California’s general obligation (GO) bonds, are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class F Shares	1.55%	-0.03%	1.34%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg California Intermediate Municipal Index (USD)	2.95%	0.67%	2.05%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$232,618	141	$592	28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Utilities	0.8%
Tobacco	0.8%
Industrial Development	1.1%
Pollution Control	1.5%
Transportation	1.9%
Water	2.6%
Nursing Homes	3.1%
Housing	3.8%
Power	7.5%
Airports	7.8%
Healthcare	11.7%
Education	14.3%
General Obligations	17.4%
General Revenue	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.0%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
California State	5.000%	10/01/35	2.4%
California State, Various Purpose	5.000%	10/01/29	2.4%
California State	5.000%	11/01/31	2.2%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.2%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SBDAX

Annual Shareholder Report: August 31, 2025

SBDAX-AR-2025

Annual Shareholder Report: August 31, 2025

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the California Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
California Municipal Bond Fund, Class Y Shares	$46	0.46%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

California Municipal Bond Fund, Class Y Shares - $115,828
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg California Intermediate Municipal Index (USD) - $122,555
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	California Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg California Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,154	$106,878	$105,406
Aug/17	$105,877	$107,822	$106,448
Aug/18	$104,692	$108,349	$106,207
Aug/19	$112,360	$117,796	$114,273
Aug/20	$115,118	$121,607	$118,507
Aug/21	$116,796	$125,737	$120,247
Aug/22	$107,946	$114,883	$112,172
Aug/23	$109,023	$116,841	$113,663
Aug/24	$113,847	$123,955	$119,041
Aug/25	$115,828	$124,051	$122,555

How did the Fund perform in the last year?

Class Y shares of the Fund underperformed its benchmark, the Bloomberg California Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. Security selection was the largest driver of the Fund’s relative performance over the reporting period. Positions in the health care and transportation sectors detracted from performance, while overweight allocations to transportation and housing bonds had a positive impact.

As one of the largest economies in the world, California’s general obligation (GO) bonds, are currently rated AA/AA2/AA- by Fitch Ratings, Moody’s Corp., and S&P Global Ratings, respectively, reflecting a strong credit profile. The state’s reserves of nearly $20 billion provide protection from a credit standpoint, in addition to numerous spending cuts to which the state government has committed. While wildfires in January 2025 were devastating, the state of California has significant resources to help navigate the recovery.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
California Municipal Bond Fund, Class Y Shares	1.74%	0.12%	1.48%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg California Intermediate Municipal Index (USD)	2.95%	0.67%	2.05%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of August 31, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$232,618	141	$592	28%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.7%
Utilities	0.8%
Tobacco	0.8%
Industrial Development	1.1%
Pollution Control	1.5%
Transportation	1.9%
Water	2.6%
Nursing Homes	3.1%
Housing	3.8%
Power	7.5%
Airports	7.8%
Healthcare	11.7%
Education	14.3%
General Obligations	17.4%
General Revenue	24.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Los Angeles, Department of Water & Power, Water System Revenue, Ser E	5.000%	07/01/35	3.0%
Los Angeles, Unified School District, Ser A	5.000%	07/01/31	2.4%
California State	5.000%	10/01/35	2.4%
California State, Various Purpose	5.000%	10/01/29	2.4%
California State	5.000%	11/01/31	2.2%
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1	4.000%	02/01/52	2.2%
California State, Community Choice Financing Authority, Clean Energy Project	5.000%	02/01/55	2.1%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT	5.000%	07/01/32	2.0%
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C	5.000%	06/01/41	1.9%
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M	5.000%	04/01/38	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

California Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SCYYX

Annual Shareholder Report: August 31, 2025

SCYYX-AR-2025

Annual Shareholder Report: August 31, 2025

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class F Shares	$65	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class F Shares - $114,013
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $122,086
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Massachusetts Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,433	$106,878	$105,763
Aug/17	$105,671	$107,822	$107,023
Aug/18	$103,549	$108,349	$105,717
Aug/19	$111,862	$117,796	$114,617
Aug/20	$114,986	$121,607	$119,403
Aug/21	$116,059	$125,737	$121,213
Aug/22	$107,031	$114,883	$112,874
Aug/23	$108,016	$116,841	$114,357
Aug/24	$112,532	$123,955	$119,318
Aug/25	$114,013	$124,051	$122,086

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields were driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance relative to the Fund’s benchmark for the reporting period was attributable to a long duration posture and yield-curve positioning as yields in the intermediate to long segments moved higher. Security selection in the revenue sectors was the primary detractor from performance. Security selection in the utility and health care sectors also hampered Fund performance. An overweight to utilities also weighed on performance, while security selection in the education sector was a contributor.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class F Shares	1.32%	-0.17%	1.32%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	2.32%	0.45%	2.02%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,239	71	$160	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
General Revenue	7.2%
Airports	7.6%
Water	9.4%
Transportation	10.3%
General Obligations	14.8%
Health Care	18.7%
Education	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.9%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.6%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Port Authority, Ser A, AMT	5.000%	07/01/28	2.2%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A	5.000%	03/01/29	2.1%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SMAAX

Annual Shareholder Report: August 31, 2025

SMAAX-AR-2025

Annual Shareholder Report: August 31, 2025

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Massachusetts Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Massachusetts Municipal Bond Fund, Class Y Shares	$50	0.50%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Massachusetts Municipal Bond Fund, Class Y Shares - $115,674
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg Massachusetts Intermediate Municipal Index (USD) - $122,086
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Massachusetts Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,521	$106,878	$105,763
Aug/17	$105,829	$107,822	$107,023
Aug/18	$103,856	$108,349	$105,717
Aug/19	$112,475	$117,796	$114,617
Aug/20	$115,690	$121,607	$119,403
Aug/21	$117,054	$125,737	$121,213
Aug/22	$107,994	$114,883	$112,874
Aug/23	$109,262	$116,841	$114,357
Aug/24	$113,891	$123,955	$119,318
Aug/25	$115,674	$124,051	$122,086

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg Massachusetts Intermediate Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields were driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance relative to the Fund’s benchmark for the reporting period was attributable to a long duration posture and yield-curve positioning as yields in the intermediate to long segments moved higher. Security selection in the revenue sectors was the primary detractor from performance. Security selection in the utility and health care sectors also hampered Fund performance. An overweight to utilities also weighed on performance, while security selection in the education sector was a contributor

.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Massachusetts Municipal Bond Fund, Class Y Shares	1.57%	0.00%	1.47%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Massachusetts Intermediate Municipal Index (USD)	2.32%	0.45%	2.02%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of August 31, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$60,239	71	$160	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.6%
Nursing Homes	1.8%
Housing	2.0%
Power	3.6%
General Revenue	7.2%
Airports	7.6%
Water	9.4%
Transportation	10.3%
General Obligations	14.8%
Health Care	18.7%
Education	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T	5.000%	03/01/34	5.6%
Massachusetts State, Ser C	5.000%	10/01/33	4.7%
Massachusetts Bay, Transportation Authority, Ser A	5.000%	07/01/36	2.9%
Boston, Ser A	4.000%	11/01/31	2.7%
Massachusetts State, Development Finance Agency, Partners Healthcare System	5.000%	07/01/30	2.6%
Massachusetts State, Clean Water Trust	5.000%	08/01/30	2.5%
Massachusetts State, Port Authority, Ser A, AMT	5.000%	07/01/28	2.2%
Massachusetts State, Development Finance Agency, Harvard University, Ser B	4.000%	02/15/36	2.2%
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A	5.000%	03/01/29	2.1%
Massachusetts State, Development Finance Agency, Babson College	5.000%	10/01/33	2.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Massachusetts Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SMSYX

Annual Shareholder Report: August 31, 2025

SMSYX-AR-2025

Annual Shareholder Report: August 31, 2025

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class F Shares	$63	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class F Shares - $117,477
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $123,002
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	New Jersey Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,478	$106,878	$104,908
Aug/17	$106,203	$107,822	$106,233
Aug/18	$105,654	$108,349	$105,861
Aug/19	$113,026	$117,796	$113,525
Aug/20	$115,541	$121,607	$117,370
Aug/21	$117,202	$125,737	$119,899
Aug/22	$109,258	$114,883	$112,608
Aug/23	$110,714	$116,841	$114,181
Aug/24	$115,280	$123,955	$119,669
Aug/25	$117,477	$124,051	$123,002

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance versus the benchmark during the reporting period was due largely to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Sector allocation had a positive impact on Fund performance, most notably an overweight allocation to transportation bonds and an underweight to the utility sector. This was partly offset by security selection in education and transportation bonds. New Jersey municipal bonds lagged the overall municipal market, which detracted from the Fund’s relative performance for the period.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class F Shares	1.91%	0.33%	1.62%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.79%	0.94%	2.09%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,988	85	$219	25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Water	1.2%
Housing	1.7%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.8%
Transportation	15.2%
Health Care	16.8%
Education	20.3%
General Revenue	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENJX

Annual Shareholder Report: August 31, 2025

SENJX-AR-2025

Annual Shareholder Report: August 31, 2025

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New Jersey Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Jersey Municipal Bond Fund, Class Y Shares	$47	0.47%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New Jersey Municipal Bond Fund, Class Y Shares - $119,157
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD) - $123,002
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	New Jersey Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,559	$106,878	$104,908
Aug/17	$106,439	$107,822	$106,233
Aug/18	$106,048	$108,349	$105,861
Aug/19	$113,617	$117,796	$113,525
Aug/20	$116,319	$121,607	$117,370
Aug/21	$118,168	$125,737	$119,899
Aug/22	$110,325	$114,883	$112,608
Aug/23	$111,849	$116,841	$114,181
Aug/24	$116,755	$123,955	$119,669
Aug/25	$119,157	$124,051	$123,002

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager’s underperformance versus the benchmark during the reporting period was due largely to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Sector allocation had a positive impact on Fund performance, most notably an overweight allocation to transportation bonds and an underweight to the utility sector. This was partly offset by security selection in education and transportation bonds. New Jersey municipal bonds lagged the overall municipal market, which detracted from the Fund’s relative performance for the period.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
New Jersey Municipal Bond Fund, Class Y Shares	2.06%	0.48%	1.77%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)	2.79%	0.94%	2.09%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of August 31, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$91,988	85	$219	25%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.2%
Water	1.2%
Housing	1.7%
Industrial Development	3.3%
Tobacco	3.9%
General Obligations	6.3%
Airports	7.8%
Transportation	15.2%
Health Care	16.8%
Education	20.3%
General Revenue	22.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Tobacco Settlement Financing, Ser A	5.000%	06/01/34	3.3%
New Jersey State, Transportation Trust Fund Authority, Ser S	5.000%	06/15/32	3.0%
New Jersey State, Transportation Trust Fund Authority, Ser A	4.000%	06/15/35	2.8%
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT	5.000%	12/01/33	2.8%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/32	2.8%
New York & New Jersey, Port Authority, Ser 223, AMT	5.000%	07/15/33	2.5%
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B	5.000%	07/01/28	2.5%
New Jersey State, Educational Facilities Authority, Ser A1	5.000%	03/01/37	2.4%
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group	5.000%	07/01/36	2.4%
New Jersey State, COVID-19 Emergency Bonds	4.000%	06/01/31	2.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New Jersey Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNJYX

Annual Shareholder Report: August 31, 2025

SNJYX-AR-2025

Annual Shareholder Report: August 31, 2025

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class F Shares	$61	0.61%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class F Shares - $115,981
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg New York Intermediate Municipal Index (USD) - $122,845
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	New York Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,087	$106,878	$105,306
Aug/17	$105,727	$107,822	$106,771
Aug/18	$103,996	$108,349	$105,695
Aug/19	$111,699	$117,796	$114,175
Aug/20	$113,135	$121,607	$116,481
Aug/21	$115,692	$125,737	$120,099
Aug/22	$107,821	$114,883	$112,574
Aug/23	$109,233	$116,841	$114,489
Aug/24	$114,166	$123,955	$119,802
Aug/25	$115,981	$124,051	$122,845

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields).

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period due primarily to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Security selection in revenue sectors was a positive contributor to performance, particularly within transportation, housing, and health care. Overweight allocations to education and transportation bonds also bolstered Fund performance for the period.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as health care and life insurance, to retired employees) and population growth issues, the state is buffered by sizeable principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from S&P Global Ratings, Fitch Ratings, and Moody’s Corp., respectively, reflecting a strong credit profile.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class F Shares	1.59%	0.50%	1.49%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg New York Intermediate Municipal Index (USD)	2.54%	1.07%	2.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$110,203	75	$258	40%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.3%
Cash Equivalent	1.3%
Power	1.4%
Tobacco	2.1%
Water	2.9%
Utilities	3.3%
Housing	3.7%
General Obligations	4.1%
Industrial Development	5.1%
Health Care	10.9%
Transportation	12.4%
Airports	14.4%
Education	18.4%
General Revenue	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	4.2%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.0%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.4%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3	5.000%	07/15/32	2.3%
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
New York City, Energy Finance Development	5.000%	07/01/56	2.0%
Hudson Yards Infrastructure	5.000%	02/15/34	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SENYX

Annual Shareholder Report: August 31, 2025

SENYX-AR-2025

Annual Shareholder Report: August 31, 2025

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the New York Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New York Municipal Bond Fund, Class Y Shares	$46	0.46%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

New York Municipal Bond Fund, Class Y Shares - $117,655
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg New York Intermediate Municipal Index (USD) - $122,845
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	New York Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg New York Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$105,064	$106,878	$105,306
Aug/17	$105,967	$107,822	$106,771
Aug/18	$104,289	$108,349	$105,695
Aug/19	$112,197	$117,796	$114,175
Aug/20	$113,813	$121,607	$116,481
Aug/21	$116,567	$125,737	$120,099
Aug/22	$108,782	$114,883	$112,574
Aug/23	$110,366	$116,841	$114,489
Aug/24	$115,643	$123,955	$119,802
Aug/25	$117,655	$124,051	$122,845

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, the Bloomberg New York Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields).

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period due primarily to a long duration posture and yield-curve positioning as yields in the intermediate and long segments moved higher. Security selection in revenue sectors was a positive contributor to performance, particularly within transportation, housing, and health care. Overweight allocations to education and transportation bonds also bolstered Fund performance for the period.

While New York State faces challenges, including an above-average debt burden, large other post-employment benefits (OPEB) liability (a commitment to provide future non-pension benefits, such as health care and life insurance, to retired employees) and population growth issues, the state is buffered by sizeable principal reserves and benefits from a diverse economy and well-funded pension system. The state’s debt is rated AA+/AA+/AA1 from S&P Global Ratings, Fitch Ratings, and Moody’s Corp., respectively, reflecting a strong credit profile.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
New York Municipal Bond Fund, Class Y Shares	1.74%	0.67%	1.64%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg New York Intermediate Municipal Index (USD)	2.54%	1.07%	2.08%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of August 31, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$110,203	75	$258	40%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Nursing Homes	0.3%
Cash Equivalent	1.3%
Power	1.4%
Tobacco	2.1%
Water	2.9%
Utilities	3.3%
Housing	3.7%
General Obligations	4.1%
Industrial Development	5.1%
Health Care	10.9%
Transportation	12.4%
Airports	14.4%
Education	18.4%
General Revenue	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A	5.000%	02/01/28	4.2%
New York & New Jersey, Port Authority, AMT	5.000%	11/01/30	4.0%
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels	5.000%	12/01/37	3.0%
New York State, Dormitory Authority, School Districts Financing Program, Ser A	5.000%	10/01/29	2.4%
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3	5.000%	07/15/32	2.3%
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser	5.000%	05/01/37	2.3%
Suffolk, Tobacco Asset Securitization	4.000%	06/01/35	2.1%
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group	5.000%	08/01/35	2.0%
New York City, Energy Finance Development	5.000%	07/01/56	2.0%
Hudson Yards Infrastructure	5.000%	02/15/34	2.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

New York Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SNYYX

Annual Shareholder Report: August 31, 2025

SNYYX-AR-2025

Annual Shareholder Report: August 31, 2025

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class F Shares	$65	0.64%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class F Shares - $117,394
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $127,301
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Pennsylvania Municipal Bond Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$104,747	$106,878	$105,339
Aug/17	$105,721	$107,822	$107,450
Aug/18	$104,227	$108,349	$107,001
Aug/19	$112,991	$117,796	$117,425
Aug/20	$116,587	$121,607	$121,949
Aug/21	$118,368	$125,737	$125,684
Aug/22	$109,300	$114,883	$116,736
Aug/23	$110,044	$116,841	$118,223
Aug/24	$114,841	$123,955	$123,538
Aug/25	$117,394	$124,051	$127,301

How did the Fund perform in the last year?

Class F of the Fund underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period. Yield-curve positioning detracted from performance due to positions in longer-dated bonds as the curve steepened and longer-term yields rose. Security selection in revenue sectors had an overall negative impact on performance, most notably in the education, transportation, and utility sectors. This was partially offset by the positive contribution of security selection in the health care and housing sectors. Additionally, overweight allocations to the health care and education sectors hampered Fund performance for the period.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class F Shares	2.22%	0.14%	1.62%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	3.05%	0.86%	2.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,384	118	$378	18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Industrial Development	0.7%
Cash Equivalent	0.8%
Public Facilities	1.6%
Housing	2.1%
Tobacco	2.3%
Airports	3.1%
Utilities	3.6%
Nursing Homes	4.9%
General Revenue	8.8%
Water	10.3%
General Obligations	10.5%
Transportation	12.6%
Health Care	18.6%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.8%
Pennsylvania State, BAM	4.000%	03/01/35	2.5%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.3%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.2%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class F Shares - SEPAX

Annual Shareholder Report: August 31, 2025

SEPAX-AR-2025

Annual Shareholder Report: August 31, 2025

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Pennsylvania Municipal Bond Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pennsylvania Municipal Bond Fund, Class Y Shares	$50	0.49%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Pennsylvania Municipal Bond Fund, Class Y Shares - $119,084
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg Pennsylvania Intermediate Municipal Index (USD) - $127,301
$135,000
$130,000
$125,000
$120,000
$115,000
$110,000
$105,000
$100,000
$95,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Pennsylvania Municipal Bond Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Aug/15	$100,000	$100,000	$100,000
Aug/16	$104,865	$106,878	$105,339
Aug/17	$105,998	$107,822	$107,450
Aug/18	$104,558	$108,349	$107,001
Aug/19	$113,626	$117,796	$117,425
Aug/20	$117,417	$121,607	$121,949
Aug/21	$119,380	$125,737	$125,684
Aug/22	$110,401	$114,883	$116,736
Aug/23	$111,204	$116,841	$118,223
Aug/24	$116,318	$123,955	$123,538
Aug/25	$119,084	$124,051	$127,301

How did the Fund perform in the last year?

Class Y of the Fund underperformed its benchmark, the Bloomberg Pennsylvania Intermediate Municipal Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

Insight North America LLC is the sub-adviser for the Fund. The manager underperformed the Fund’s benchmark for the reporting period. Yield-curve positioning detracted from performance due to positions in longer-dated bonds as the curve steepened and longer-term yields rose. Security selection in revenue sectors had an overall negative impact on performance, most notably in the education, transportation, and utility sectors. This was partially offset by the positive contribution of security selection in the health care and housing sectors. Additionally, overweight allocations to the health care and education sectors hampered Fund performance for the period.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Pennsylvania Municipal Bond Fund, Class Y Shares	2.38%	0.28%	1.76%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)	3.05%	0.86%	2.44%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance. Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund’s Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.

* As of August 31, 2025, pursuant to the new regulatory requirements, this index has been added to represent the broad-based securities market index.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$138,384	118	$378	18%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Industrial Development	0.7%
Cash Equivalent	0.8%
Public Facilities	1.6%
Housing	2.1%
Tobacco	2.3%
Airports	3.1%
Utilities	3.6%
Nursing Homes	4.9%
General Revenue	8.8%
Water	10.3%
General Obligations	10.5%
Transportation	12.6%
Health Care	18.6%
Education	19.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project	4.000%	07/01/35	3.8%
Pennsylvania State, BAM	4.000%	03/01/35	2.5%
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT	5.000%	06/01/32	2.3%
Philadelphia, School District, Ser A, ST AID WITHHLDG	5.000%	09/01/27	2.2%
Pennsylvania State	5.000%	09/01/32	2.1%
Philadelphia, Water & Wastewater Revenue Authority, Ser C, AGC	5.000%	09/01/35	2.0%
Adams County, General Authority, The Brethren Home Community	5.000%	06/01/34	1.9%
Commonwealth Financing Authority, Tobacco Master Settlement	5.000%	06/01/28	1.9%
Philadelphia, Housing Authority, PHADC Acquisition Program	5.250%	03/01/38	1.9%
Allegheny County, Hospital Development Authority, Allegheny Health Network	5.000%	04/01/28	1.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Pennsylvania Municipal Bond Fund

SEI Tax Exempt Trust/Class Y Shares - SPAYX

Annual Shareholder Report: August 31, 2025

SPAYX-AR-2025

Annual Shareholder Report: August 31, 2025

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Fund Overview

This annual shareholder report contains important information about Class F Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class F Shares	$86	0.87%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class F Shares - $139,081
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $141,062
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Tax-Advantaged Income Fund, Class F Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Aug/15	$100,000	$100,000	$100,000
Aug/16	$111,116	$106,878	$110,744
Aug/17	$113,754	$107,822	$112,642
Aug/18	$116,936	$108,349	$117,022
Aug/19	$126,179	$117,796	$127,990
Aug/20	$129,958	$121,607	$130,505
Aug/21	$141,564	$125,737	$141,711
Aug/22	$127,393	$114,883	$128,265
Aug/23	$127,309	$116,841	$129,561
Aug/24	$141,016	$123,955	$142,294
Aug/25	$139,081	$124,051	$141,062

How did the Fund perform in the last year?

Class F Shares of the Fund underperformed its benchmark, Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US and the Bloomberg U.S. Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance relative to its blended benchmark for the reporting period was attributable primarily to security selection within the project finance sector and an overweight allocation to the long end of the yield curve. An allocation to preferred securities, which are not represented in the Fund’s benchmark, contributed positively to performance. Spectrum Asset Management, the Fund’s preferred securities sub-adviser, was the largest contributor to Fund performance for the period. Allspring Global Investments performed in line with the Fund’s benchmark for the period; security selection in revenue sectors was a positive contributor. Pacific Investment Management Company LLC underperformed the Fund’s benchmark due to security selection within the project finance sector and an overweight allocation to longer-dated securities.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class F Shares	-1.37%	1.37%	3.35%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	-0.87%	1.57%	3.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,947	439	$3,296	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	1.2%
Mortgage-Backed Securities	1.5%
Transportation	1.6%
Airports	2.0%
U.S. Treasury Obligations	2.2%
Power	3.0%
General Obligations	3.0%
Preferred Stock	3.5%
Health Care	3.6%
Water	4.1%
Nursing Homes	5.2%
Education	6.4%
Tobacco	6.5%
Industrial Development	8.2%
Housing	8.8%
General Revenue	17.0%
Corporate Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A	3.167%	10/01/38	1.1%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Toll Road Investors Partnership II, AGUK	0.000%	02/15/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class F Shares - SEATX

Annual Shareholder Report: August 31, 2025

SEATX-AR-2025

Annual Shareholder Report: August 31, 2025

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Fund Overview

This annual shareholder report contains important information about Class Y Shares of the Tax-Advantaged Income Fund (the "Fund") for the period from September 1, 2024 to August 31, 2025. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at (610) 676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Advantaged Income Fund, Class Y Shares	$62	0.62%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

How did the Fund perform during the last 10 years?

Total Return Based on $100,000 Investment

Tax-Advantaged Income Fund, Class Y Shares - $142,551
Bloomberg US Municipal Bond Index (USD) - $124,051
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US - $141,062
$160,000
$150,000
$140,000
$130,000
$120,000
$110,000
$100,000
$90,000
Aug/15
Aug/16
Aug/17
Aug/18
Aug/19
Aug/20
Aug/21
Aug/22
Aug/23
Aug/24
Aug/25

	Tax-Advantaged Income Fund, Class Y Shares	Bloomberg US Municipal Bond Index (USD)	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Aug/15	$100,000	$100,000	$100,000
Aug/16	$111,401	$106,878	$110,744
Aug/17	$114,326	$107,822	$112,642
Aug/18	$117,814	$108,349	$117,022
Aug/19	$127,444	$117,796	$127,990
Aug/20	$131,585	$121,607	$130,505
Aug/21	$143,694	$125,737	$141,711
Aug/22	$129,614	$114,883	$128,265
Aug/23	$129,843	$116,841	$129,561
Aug/24	$144,187	$123,955	$142,294
Aug/25	$142,551	$124,051	$141,062

How did the Fund perform in the last year?

Class Y Shares of the Fund underperformed its benchmark, Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US and the Bloomberg U.S. Municipal Bond Index (USD), for the 12-month period ending August 31, 2025.

The reporting period began with the target range on the federal funds rate at 5.25%-5.50%. The Federal Reserve (Fed) then cut its benchmark interest rate by 50 basis points (0.50%) at its September 2024 meeting. The Fed subsequently reduced the rate by 25 basis points at both its November and December meetings, bringing the target range to 4.25%-4.50%, and thereafter maintained the rate for the first eight months of 2025. Evolving import tariff policy from the Trump administration contributed to significant volatility in risk assets in early April 2025, with subsequent trade deals settling the market’s nerves and spreads across spread sectors tightening close to or through pre-April levels. Against this backdrop, performance in the municipal bond market was mixed during the reporting period. Short-term municipal yields followed the Fed and Treasury yields lower. Conversely, long-dated municipal bonds recorded negative returns as municipal yields moved higher. (Bond prices move inversely to yields.) The higher yields was driven in part by strong issuance, which reached record levels in 2024, and has been even higher thus far in 2025, as many municipalities have exhausted COVID 19-era stimulus funds.

The Fund’s underperformance relative to its blended benchmark for the reporting period was attributable primarily to security selection within the project finance sector and an overweight allocation to the long end of the yield curve. An allocation to preferred securities, which are not represented in the Fund’s benchmark, contributed positively to performance. Spectrum Asset Management, the Fund’s preferred securities sub-adviser, was the largest contributor to Fund performance for the period. Allspring Global Investments performed in line with the Fund’s benchmark for the period; security selection in revenue sectors was a positive contributor. Pacific Investment Management Company LLC underperformed the Fund’s benchmark due to security selection within the project finance sector and an overweight allocation to longer-dated securities.

Average Annual Total Returns as of August 31, 2025

Fund/Index Name	1 Year	5 Years	10 Years
Tax-Advantaged Income Fund, Class Y Shares	-1.13%	1.61%	3.61%
Bloomberg US Municipal Bond Index (USD)	0.08%	0.40%	2.18%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US	-0.87%	1.57%	3.50%

The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund during the last 10 years. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of August 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$829,947	439	$3,296	20%

What did the Fund invest in?

Asset/Sector WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Board Bank Revenue	0.4%
Pollution Control	1.2%
Mortgage-Backed Securities	1.5%
Transportation	1.6%
Airports	2.0%
U.S. Treasury Obligations	2.2%
Power	3.0%
General Obligations	3.0%
Preferred Stock	3.5%
Health Care	3.6%
Water	4.1%
Nursing Homes	5.2%
Education	6.4%
Tobacco	6.5%
Industrial Development	8.2%
Housing	8.8%
General Revenue	17.0%
Corporate Obligations	21.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
Puerto Rico, Sub-Ser Senior	0.000%	11/01/51	1.5%
Texas State, Water Development Board, Ser A	4.875%	10/15/48	1.3%
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1	0.000%	07/01/51	1.2%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A	3.167%	10/01/38	1.1%
Puerto Rico, GDB Debt Recovery Authority	7.500%	08/20/40	1.0%
Australia & New Zealand Banking Group, USISDA05 + 5.168%	6.750%	12/15/73	0.8%
M-S-R, Energy Authority, Ser C	6.500%	11/01/39	0.8%
Rhode Island State, Tobacco Settlement Financing Authority, Ser B	5.000%	06/01/50	0.8%
West Virginia State, Tobacco Settlement, Finance Authority, Ser B	0.000%	06/01/47	0.8%
Toll Road Investors Partnership II, AGUK	0.000%	02/15/43	0.8%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material fund changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  (610) 676-1000

  https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Tax-Advantaged Income Fund

SEI Tax Exempt Trust/Class Y Shares - STAYX

Annual Shareholder Report: August 31, 2025

STAYX-AR-2025

(b)	Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3.	Audit Committee Financial Expert.

(a)(1)          The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2)          The audit committee financial experts are Susan C. Cote and Christine Reynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$184,305	$0	$0	$187,035	$0	$0
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$339,683	$0	$0	$359,174	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	See Item 4(g) for a description of the services comprising the fees disclosed in this category.

(e)(1)          The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Service Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor's annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2)	Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)	Not applicable.

(g)               The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $339,683 and $359,174, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17 Ad-13.

(h)               During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

(a)              The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	No applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights filed herein.

August 31, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

SEI Tax Exempt Trust

›	Intermediate-Term Municipal Fund
›	Short Duration Municipal Fund
›	California Municipal Bond Fund
›	Massachusetts Municipal Bond Fund
›	New Jersey Municipal Bond Fund
›	New York Municipal Bond Fund

›	Pennsylvania Municipal Bond Fund
›	Tax-Advantaged Income Fund

seic.com

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Glossary	72
Statements of Assets and Liabilities	73
Statements of Operations	75
Statements of Changes in Net Assets	77
Financial Highlights	80
Notes to Financial Statements	84
Report of Independent Registered Public Accounting Firm	97
Notice to Shareholders (Unaudited)	98
Other Information (Form N-CSR Items 8-11) (Unaudited)	99

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS — 98.7%
Alabama — 3.9%
Alabama State, Port Authority, Ser A, AMT, RB, AGM
5.000%, 10/01/2026	$1,000	$1,020
Black Belt, Energy Gas District, RB
4.000%, 06/01/2051 (A)	5,570	5,642
Black Belt, Energy Gas District, Ser A, RB
5.250%, 05/01/2055 (A)	2,500	2,645
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	5,000	5,008
Black Belt, Energy Gas District, Ser B, RB
5.250%, 12/01/2053 (A)	290	313
5.000%, 10/01/2055 (A)	2,600	2,769
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 02/01/2053 (A)	1,000	1,056
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2034	2,000	2,124
Black Belt, Energy Gas District, Ser D-1, RB
5.500%, 06/01/2049 (A)	2,500	2,653
Jefferson County, Refunding Warrants, RB
5.000%, 09/15/2029	3,400	3,512
Jefferson County, Sewer Revenue Refunding Warrants, RB
5.250%, 10/01/2040	2,000	2,097
5.250%, 10/01/2041	1,000	1,039
5.250%, 10/01/2043	1,500	1,533
5.000%, 10/01/2032	2,500	2,761
5.000%, 10/01/2038	5,345	5,600
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	4,800	5,028
5.000%, 09/01/2031	640	682
Southeast Alabama, Energy Authority, Cooperative District, Ser A-1, RB
5.500%, 11/01/2053 (A)	500	544
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.250%, 03/01/2055 (A)	1,550	1,624
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (A)	2,500	2,756
Southeast Alabama, Energy Authority, Cooperative District, Ser C, RB
5.000%, 05/01/2055 (A)	1,500	1,598
Southeast Alabama, Energy Authority, Project No. 3, Ser A-1, RB
5.500%, 01/01/2053 (A)	4,920	5,272
Southeast Alabama, Gas Supply District, Ser A, RB
5.000%, 08/01/2054 (A)	2,000	2,122
		59,398
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Alaska — 0.2%
Alaska State, International Airports System, Ser B, RB
5.000%, 10/01/2032	$700	$785
CIVICVentures, RB
5.000%, 09/01/2036	1,550	1,667
Northern Alaska, Tobacco Securitization, Ser A, RB
4.000%, 06/01/2036	615	595
		3,047
Arizona — 2.7%
Arizona State, Board of Regents, Ser S, RB
5.000%, 07/01/2038	5,500	5,952
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
6.000%, 07/01/2037 (B)	1,560	1,592
Arizona State, Industrial Development Authority, Equitable School Project, RB
4.000%, 11/01/2036	4,570	4,397
Arizona State, Industrial Development Authority, Equitable School Revolving Fund, RB
5.000%, 11/01/2040	350	355
5.000%, 11/01/2041	925	932
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (B)(C)	3,560	109
Arizona State, Industrial Development Authority, Macombs Facility Project, Ser A-SUSTAIN, RB
4.000%, 07/01/2051	750	606
Arizona State, Industrial Development Authority, Municipal Certificates, Ser 2019-2, RB
3.625%, 05/20/2033	2,763	2,685
Chandler, Industrial Development Authority, AMT, RB
4.000%, 06/01/2049 (A)	6,800	6,868
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2031	2,250	2,310
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
5.750%, 01/01/2036 (B)	1,560	1,445
Maricopa County, Industrial Development Authority, Commercial Metals Company Project, AMT, RB
4.000%, 10/15/2047 (B)	305	245

SEI Tax Exempt Trust	1

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, Downtown Phoenix Student Housing, ASU Project, RB
5.000%, 07/01/2029	$350	$363
5.000%, 07/01/2032	115	118
5.000%, 07/01/2033	355	362
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
1.700%, 11/15/2052 (A)	8,200	8,200
Salt Verde, Financial Corp, Gas Revenue, RB
5.000%, 12/01/2032	2,500	2,698
Tempe, Industrial Development Authority, Friendship Village Project, RB
4.000%, 12/01/2027	355	357
4.000%, 12/01/2028	365	368
4.000%, 12/01/2029	385	388
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
6.000%, 10/01/2037 (B)	1,200	886
5.500%, 10/01/2027 (B)	695	646
		41,882
Arkansas — 0.0%
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	345	351
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	345	351
		702
California — 6.3%
Bay Area, Toll Authority, RB
2.930%, 04/01/2056 (A)	1,115	1,092
Burbank-Glendale-Pasadena, Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2035	2,000	2,136
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2053 (A)	565	595
5.000%, 02/01/2055 (A)	5,640	6,072
5.000%, 10/01/2055 (A)	5,000	5,255
5.000%, 11/01/2055 (A)	2,000	2,086
5.000%, 01/01/2056 (A)	2,760	3,000
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	7,520	7,552
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	$6,350	$6,729
California State, Community Choice Financing Authority, Clean Energy Project, Ser E, RB
5.000%, 02/01/2055 (A)	5,000	5,358
California State, Enterprise Development Authority, M@College Project, Ser A, RB
5.000%, 08/01/2045	370	369
California State, GO
5.000%, 08/01/2026	2,000	2,052
5.000%, 09/01/2028	3,000	3,080
5.000%, 09/01/2029	1,500	1,540
5.000%, 09/01/2030	3,395	3,484
5.000%, 11/01/2042	1,500	1,574
3.000%, 03/01/2046	2,000	1,497
California State, Housing Finance Agency, Certificates, Ser 2021-1, RB
3.500%, 11/20/2035	2,794	2,635
California State, Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Sub-Ser B, AMT, RB
9.500%, 01/01/2065 (A)(B)	2,500	2,297
California State, Infrastructure & Economic Development Bank, Equitable School Revolving Fund, RB
5.000%, 11/01/2039	410	422
5.000%, 11/01/2042	760	763
California State, Municipal Finance Authority, Caritas Project, Ser A, RB
4.000%, 08/15/2037	1,055	1,024
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
4.000%, 05/15/2034	1,170	1,191
California State, Public Finance Authority, Hoag Memorial Hospital Presbyterian, RB
4.000%, 07/15/2036	370	380
California State, Ser C, GO
5.000%, 09/01/2030	5,015	5,023
Cathedral City, Redevelopment Agency, Successor Agency, TA, BAM
4.000%, 08/01/2033	750	785
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,450	1,480
Golden State, Tobacco Securitization Project, Ser A1, RB Pre-Refunded @ 100
5.000%, 06/01/2028 (E)	4,960	5,335

2	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (F)	$6,375	$592
Inland Empire, Tobacco Securitization, Ser E, RB
0.000%, 06/01/2057 (B)(F)	68,900	3,987
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser S, AMT, RB
5.000%, 05/15/2033	535	574
Los Angeles, Department of Water & Power, Ser A, RB, BAM
5.250%, 07/01/2044	1,300	1,356
5.250%, 07/01/2046	500	518
5.000%, 07/01/2039	750	795
Los Angeles, Department of Water & Power, Ser E, RB
5.000%, 07/01/2034	4,100	4,581
Riverside County, Transportation Commission, RB
4.000%, 06/01/2038	1,000	968
San Bernardino, Community College District, Ser F, GO
0.000%, 08/01/2046 (F)	430	145
San Francisco City & County, Airport Comm-San Francisco International Airport, Ser ES-, AMT, RB
5.000%, 05/01/2035	2,500	2,736
San Francisco City & County, Redevelopment Agency Successor Agency, Transbay Infrastructure Projects, TA, AGM
5.000%, 08/01/2048	425	434
San Jose-Evergreen, Community College District, Ser C-ELECTION, GO
4.000%, 09/01/2041	2,600	2,558
Stockton, Successor Agency, Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2030	1,750	1,791
5.000%, 09/01/2031	1,815	1,854
		97,695
Colorado — 2.3%
Broomfield, Special Revenue Refunding and Improvements, Ser A, GO, AGC
5.000%, 12/01/2030	190	209
5.000%, 12/01/2031	420	461
Colorado State, Bridge & Tunnel Enterprise, Ser A, RB, AGM
5.000%, 12/01/2043	1,310	1,347
Colorado State, Department of Transportation, COP
5.000%, 06/15/2030	350	355
5.000%, 06/15/2031	500	508
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Colorado State, Educational & Cultural Facilities Authority, Ascent Classical Academy Project, RB
5.250%, 04/01/2039 (B)	$1,000	$975
Colorado State, Educational & Cultural Facilities Authority, Loveland Classical Schools Project, RB
5.000%, 07/01/2046 (B)	500	463
Colorado State, Health Facilities Authority, AdventHealth, RB Pre-Refunded @ 100
5.000%, 11/19/2026 (A)(E)	235	242
Colorado State, Health Facilities Authority, Commonspirit Health Project, RB
5.250%, 11/01/2036	1,135	1,223
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
5.000%, 08/01/2034	1,500	1,568
5.000%, 08/01/2037	1,000	1,029
4.000%, 08/01/2044	2,550	2,205
Colorado State, Health Facilities Authority, Covenant Living Communities Project, RB
4.000%, 12/01/2040	205	185
Colorado State, Health Facilities Authority, Intermountain Health, Ser A, RB
5.000%, 05/15/2036	375	403
5.000%, 05/15/2037	230	246
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2030	1,250	1,296
Denver City & County, Airport System Revenue Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,024
Denver City & County, Airport System Revenue Authority, Ser D, AMT, RB
5.500%, 11/15/2032	280	318
5.500%, 11/15/2033	1,030	1,159
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	2,000	2,093
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2029	400	407
5.000%, 12/01/2031	855	867
5.000%, 12/01/2032	1,200	1,214
5.000%, 12/01/2034	1,000	1,008
5.000%, 12/01/2035	800	805
5.000%, 12/01/2036	600	603
Park Creek, Metropolitan District, Ser A, RB, AGM
4.000%, 12/01/2032	1,000	1,023
Regional Transportation District, COP
5.000%, 06/01/2033	1,400	1,582

SEI Tax Exempt Trust	3

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Regional Transportation District, Eagle P3 Project, RB
5.000%, 01/15/2029	$600	$633
5.000%, 07/15/2031	1,200	1,283
5.000%, 07/15/2032	1,020	1,083
Southern Ute Indian Tribe of the Southern Ute Reservation of Colorado, Ser A, GO
5.000%, 04/01/2035 (B)	5,405	5,738
University of Colorado, Enterprise Project, RB
2.000%, 06/01/2051 (A)	270	270
Vauxmont Metropolitan District, Sub-Ser, GO, AGM
5.000%, 12/15/2026	220	226
Weld County, School District No. RE-4, GO, ST AID WITHHLDG
5.000%, 12/01/2042	2,000	2,074
		36,125
Connecticut — 1.5%
Connecticut State, Health & Educational Facilities Authority, Covenant Home Project, Ser B, RB
5.000%, 12/01/2036	1,230	1,246
Connecticut State, Health & Educational Facilities Authority, Ser A-3-YALE, RB
2.950%, 07/01/2049 (A)	1,335	1,343
Connecticut State, Housing Finance Authority, RB, GNMA/FNMA/FHLMC
4.000%, 05/15/2047	130	131
Connecticut State, Ser A, GO
4.000%, 01/15/2036	1,105	1,116
Connecticut State, Ser C, GO
5.000%, 06/15/2026	2,460	2,510
Connecticut State, Ser E, GO
5.000%, 09/15/2029	4,000	4,293
Connecticut State, Ser F, GO
5.000%, 11/15/2038	4,460	4,836
Connecticut State, Ser G, GO
5.000%, 11/15/2041	1,500	1,588
Connecticut State, Special Tax Obligation, Transportation Infrastructure, Ser A, RB
4.000%, 05/01/2036	1,300	1,313
University of Connecticut, Ser A, RB, ST APPROP
5.000%, 05/01/2038	4,740	5,069
		23,445
District of Columbia — 1.0%
District of Columbia, Georgetown University, RB
5.000%, 04/01/2060 (A)	3,000	3,259
District of Columbia, Ser A, RB
5.000%, 07/01/2041	4,000	4,153
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Tobacco Settlement Financing, Ser A, RB
0.000%, 06/15/2046 (F)	$3,125	$682
Metropolitan Washington, Airports Authority, Sub-Ser, RB
4.000%, 10/01/2035	1,000	1,000
Metropolitan Washington, Transit Authority, Ser A, RB
4.000%, 07/15/2039	3,000	2,935
Metropolitan Washington, Transit Authority, Ser S, RB
5.000%, 07/15/2040	3,250	3,420
		15,449
Florida — 5.7%
Alachua County, Health Facilities Authority, RB
5.000%, 12/01/2037 (A)	4,000	4,055
3.750%, 10/01/2030	245	246
Broward County, Airport System Revenue, AMT, RB
5.000%, 10/01/2034	1,300	1,324
5.000%, 10/01/2035	2,000	2,030
Capital Projects Finance Authority, Florida University Project, Ser A-1, RB
5.000%, 10/01/2027	365	378
Central Florida, Expressway Authority, Ser D, RB, AGM
5.000%, 07/01/2035	1,500	1,618
Escambia County, Health Facilities Authority, RB
4.000%, 08/15/2045	640	537
4.000%, 08/15/2050	1,900	1,518
Florida State, Capital Trust Agency, University Bridge, Student Housing Project, RB
5.250%, 12/01/2043 (B)	3,000	2,873
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB
12.000%, 07/15/2032 (A)(B)	3,465	2,148
10.000%, 07/01/2057 (A)(B)	1,695	1,441
Florida State, Development Finance, Brightline Project, AMT, RB
5.500%, 07/01/2053	2,075	1,711
Florida State, Development Finance, Brightline Project, AMT, RB, AGM
5.250%, 07/01/2053	3,625	3,443
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
5.000%, 03/01/2037	1,295	1,301

4	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Sunshine Skyway Bridge, Ser A, RB
4.000%, 07/01/2033	$2,930	$2,980
Greater Orlando, Aviation Authority, AMT, RB
5.000%, 10/01/2035	1,000	1,083
5.000%, 10/01/2036	100	107
Hillsborough County, Industrial Development Authority, RB
5.000%, 11/15/2029	3,525	3,868
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
5.000%, 09/01/2031	3,695	3,764
JEA Electric System Revenue, Ser Three, RB
5.000%, 10/01/2034	4,870	5,220
5.000%, 10/01/2035	3,000	3,188
JEA Water & Sewer System Revenue, Ser A, RB
5.000%, 10/01/2035	1,000	1,063
5.000%, 10/01/2045	1,000	1,030
Lee County, Airport Revenue, AMT, RB
5.250%, 10/01/2049	2,750	2,770
Lee County, Industrial Development Authority, Shell Point, RB
4.125%, 11/15/2029	120	121
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2034	5,000	5,445
5.000%, 10/01/2036	920	976
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
5.250%, 04/01/2047	3,500	3,552
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.000%, 10/01/2038	440	450
Miami-Dade County, Water & Sewer System Revenue, RB
4.000%, 10/01/2034	1,750	1,803
Miami-Dade County, Water & Sewer System Revenue, Ser B, RB
5.000%, 10/01/2041	2,500	2,632
Orange County, Convention Center, RB
5.000%, 10/01/2026	755	756
Orange County, Tourist Development Tax Revenue, Ser B, RB
5.000%, 10/01/2032	3,270	3,335
Osceola County, Transportation Revenue, Ser A-2, RB
0.000%, 10/01/2025 (F)	125	125
0.000%, 10/01/2026 (F)	275	264
0.000%, 10/01/2027 (F)	360	334
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Palm Beach County, Health Facilities Authority, Retirement Life Community Project, RB
5.000%, 11/15/2032	$5,850	$5,918
Seminole County, Industrial Development Authority, Legacy Pointe at UCF Project, RB
5.250%, 11/15/2039	3,660	3,450
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2031	3,000	3,108
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	305	226
St. Johns County, School Board, Ser A, COP, AGM
5.000%, 07/01/2041	1,600	1,660
Tampa, Cigarette Tax Allocation, Ser A, RB
0.000%, 09/01/2036 (F)	305	188
The Villages, Community Development District No. 13, Wildwood, SAB
3.000%, 05/01/2029	765	753
1.800%, 05/01/2026	120	119
The Villages, Community Development District No. 14, Leesburg, SAB
5.125%, 05/01/2037	1,165	1,195
4.750%, 05/01/2032	190	197
The Villages, Community Development District No. 15, Wildwood, SAB
4.200%, 05/01/2039 (B)	1,000	934
Wildwood, Utility Dependent District, South Sumter Utility Project, RB, BAM
5.000%, 10/01/2035	550	591
		87,828
Georgia — 2.6%
Atlanta, Department of Aviation, Ser B, AMT, RB
5.000%, 07/01/2035	1,500	1,594
5.000%, 07/01/2036	1,000	1,054
Atlanta, Water & Wastewater Revenue Authority, Sub-Ser, RB, BAM
5.000%, 11/01/2032	7,850	8,906
Bartow County, Development Authority, RB
3.950%, 12/01/2032 (A)	930	952
Cobb-Marietta Coliseum & Exhibit Hall Authority, Cobb Galleria Centre Project, RB
5.000%, 10/01/2040	670	713
Fulton County, Development Authority, RB
5.000%, 04/01/2033	1,000	1,025
Gainesville & Hall County, Hospital Authority, RB
3.000%, 02/15/2051	1,200	800

SEI Tax Exempt Trust	5

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2036 (B)	$710	$713
4.000%, 01/01/2054	1,000	800
Georgia State, Housing & Finance Authority, Single Family Mortgage, Ser A, RB
5.000%, 12/01/2042	210	214
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/01/2054 (A)	880	940
5.000%, 06/01/2055 (A)	665	710
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,044
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 07/01/2053 (A)	1,705	1,806
5.000%, 12/01/2054 (A)	675	724
Georgia State, Main Street Natural Gas, Ser C, RB
5.000%, 09/01/2053 (A)	1,665	1,767
5.000%, 12/01/2054 (A)	1,000	1,063
4.000%, 03/01/2050 (A)	6,640	6,678
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	90	96
Georgia State, Main Street Natural Gas, Ser E-1, RB
5.000%, 12/01/2053 (A)	1,225	1,311
Georgia State, Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project, RB
5.000%, 01/01/2035	1,500	1,558
Georgia State, Municipal Electric Authority, Project One Subordinated, Sub-Ser, RB
5.000%, 01/01/2036	2,955	3,231
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.875%, 10/01/2048 (A)	260	261
1.000%, 07/01/2049 (A)	730	711
		39,671
Guam — 0.3%
Guam, Power Authority, Ser A, RB
5.000%, 10/01/2032	2,000	2,195
5.000%, 10/01/2033	2,205	2,404
Guam, Ser G, RB
5.000%, 01/01/2029	200	212
		4,811
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Hawaii — 0.2%
Hawaii State, Airports System Revenue, Ser A, AMT, RB
5.000%, 07/01/2032	$3,000	$3,112
Honolulu, City & County, Ser A, GO
5.000%, 07/01/2041	250	265
		3,377
Idaho — 0.2%
Idaho State, Housing & Finance Association, Single Family Mortgage, Ser C, RB, GNMA/FNMA/FHLMC
5.750%, 01/01/2053	2,280	2,489

Illinois — 8.7%
Chicago, Board of Education, Dedicated Capital Improvement, RB
5.250%, 04/01/2035	380	406
5.250%, 04/01/2036	645	682
5.000%, 04/01/2033	500	507
5.000%, 04/01/2034	620	628
5.000%, 04/01/2036	445	448
Chicago, Board of Education, Ser A, GO
5.000%, 12/01/2032	1,435	1,468
Chicago, Board of Education, Ser B, GO
5.000%, 12/01/2027	650	665
5.000%, 12/01/2028	100	103
Chicago, Board of Education, Ser D, GO
5.000%, 12/01/2046	640	546
Chicago, Midway International Airport, Senior Lien Airport Revenue Refunding Bonds, Ser C, AMT, RB
5.000%, 01/01/2040	2,000	2,010
Chicago, O'Hare International Airport, AMT, RB
5.000%, 01/01/2036	1,040	1,087
Chicago, O'Hare International Airport, RB, AGM
5.000%, 01/01/2038	1,890	2,012
Chicago, O'Hare International Airport, RB, BAM
5.000%, 01/01/2035	1,515	1,659
5.000%, 01/01/2037	1,130	1,207
Chicago, O'Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2036	1,290	1,321
5.000%, 07/01/2038	1,500	1,505
Chicago, O'Hare International Airport, Ser B, RB
5.000%, 01/01/2033	1,665	1,700
5.000%, 01/01/2035	3,500	3,513

6	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Chicago, Ser A, GO
5.500%, 01/01/2035	$3,020	$3,112
5.250%, 01/01/2045	2,750	2,667
5.000%, 01/01/2044	2,000	1,892
4.000%, 01/01/2036	5,550	5,139
Chicago, Ser C, GO
5.000%, 01/01/2026 (D)	1,130	1,139
Chicago, Transit Authority, RB
5.000%, 12/01/2046	1,500	1,467
Chicago, Wastewater Transmission Revenue, RB, BAM
5.000%, 01/01/2041	305	317
5.000%, 01/01/2042	1,750	1,801
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	1,869
Chicago, Waterworks Revenue, Ser 2017-2, RB, AGM
5.000%, 11/01/2035	5,000	5,107
Chicago, Waterworks Revenue, Ser A, RB
5.000%, 11/01/2039	2,750	2,883
Chicago, Waterworks Revenue, Ser B, RB, AGM
5.000%, 11/01/2037	470	496
5.000%, 11/01/2038	1,150	1,202
Cook County, Community College District No. 508, GO, BAM
5.000%, 12/01/2038	100	104
5.000%, 12/01/2039	800	820
Cook County, Ser A, GO
5.000%, 11/15/2033	450	485
Cook County, Tax Revenue Authority, RB
5.000%, 11/15/2035	4,000	4,103
Cook County, Tax Revenue Authority, Ser A, RB
5.000%, 11/15/2031	60	66
Illinois State, Finance Authority, Chicago International Charter School Project, RB
5.000%, 12/01/2037	1,500	1,502
Illinois State, Finance Authority, Northshore - Edward-Elhmhurst Health Credit Group, Ser A, RB
5.000%, 08/15/2047	2,000	1,980
Illinois State, Finance Authority, RB
4.000%, 02/15/2041	5	5
Illinois State, Finance Authority, RB Pre-Refunded @ 100
4.000%, 02/15/2027 (E)	2,140	2,187
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
5.000%, 11/15/2034	2,000	2,000
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
5.250%, 04/01/2045	1,550	1,596
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
5.000%, 02/15/2026	$500	$502
5.000%, 02/15/2027	200	203
5.000%, 02/15/2029	400	408
5.000%, 02/15/2031	365	370
Illinois State, GO
5.500%, 05/01/2030	3,750	4,051
5.000%, 11/01/2036	2,970	2,993
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
3.500%, 08/01/2046	275	275
Illinois State, Housing Development Authority, Ser D, RB, GNMA/FNMA/FHLMC
5.500%, 10/01/2053	1,235	1,335
Illinois State, Housing Development Authority, Ser E, RB, GNMA/FNMA/FHLMC
5.250%, 10/01/2052	2,610	2,747
Illinois State, Housing Development Authority, Ser H, RB, FNMA/GNMA/FHLMC
5.750%, 10/01/2053	350	376
Illinois State, Housing Development Authority, Ser I, RB, GNMA/FNMA/FHLMC
6.000%, 10/01/2055	805	893
Illinois State, Housing Development Authority, Ser K, RB, FNMA/GNMA/FHLMC
5.250%, 10/01/2043	1,200	1,220
4.950%, 10/01/2038	1,100	1,123
Illinois State, Municipal Electric Agency, Ser A, RB
4.000%, 02/01/2035	1,000	1,000
Illinois State, Rebuild Illinois Program, Ser B, GO
4.000%, 11/01/2035	2,800	2,737
Illinois State, Regional Transportation Authority, RB, NATL
6.500%, 07/01/2030	1,500	1,665
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
6.000%, 07/01/2031	1,000	1,112
Illinois State, Ser A, GO
5.500%, 03/01/2042	670	695
Illinois State, Ser B, GO
5.000%, 10/01/2030	2,500	2,650
5.000%, 03/01/2031	2,000	2,204
4.000%, 10/01/2035	4,020	3,939
Illinois State, Ser C, GO
5.000%, 12/01/2042	2,850	2,866
4.000%, 10/01/2037	215	202
4.000%, 10/01/2048	4,265	3,465
Illinois State, Ser D, GO
5.000%, 11/01/2025	1,585	1,591
5.000%, 11/01/2028	1,000	1,052

SEI Tax Exempt Trust	7

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Sports Facilities Authority, RB, BAM
5.000%, 06/15/2029	$1,500	$1,608
Illinois State, Toll Highway Authority, Ser A, RB
5.250%, 01/01/2045	3,660	3,797
Kendall Kane & Will Counties, School District No. 308, Ser A, GO, AGM
5.000%, 02/01/2027	1,055	1,090
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
5.000%, 12/15/2031	250	259
5.000%, 12/15/2032	255	263
5.000%, 12/15/2033	300	309
5.000%, 12/15/2034	400	410
4.000%, 12/15/2042	1,895	1,687
Railsplitter, Tobacco Settlement Authority, RB Pre-Refunded @ 100
5.000%, 06/01/2026 (E)	2,500	2,548
Rock Island County, School District No. 41, Ser A, GO, AGC
5.000%, 01/01/2032	500	553
5.000%, 01/01/2034	650	723
Sales Tax Securitization, RB
5.000%, 01/01/2034	2,500	2,733
Sales Tax Securitization, Ser A, RB
5.000%, 01/01/2026	360	362
5.000%, 01/01/2028	380	400
5.000%, 01/01/2033	4,465	4,947
5.000%, 01/01/2036	4,500	4,749
Sales Tax Securitization, Ser A, RB, BAM
5.000%, 01/01/2037	200	208
Sales Tax Securitization, Ser C, RB
5.000%, 01/01/2037	635	663
		134,389
Indiana — 1.3%
Danville, Multi-School Building, RB, ST INTERCEPT
5.000%, 01/15/2031	500	554
5.000%, 01/15/2032	800	892
5.000%, 07/15/2032	500	559
5.000%, 01/15/2033	500	558
5.000%, 07/15/2033	555	623
Indiana State, Finance Authority, CHF - Tippecanoe, LLC, Student Housing Project, RB
5.000%, 06/01/2038	200	203
Indiana State, Finance Authority, Wastewater Utility Revenue, CWA Authority Project, Ser S, RB
4.000%, 10/01/2035	2,725	2,775
4.000%, 10/01/2036	1,485	1,500
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Water Utility Revenue, Citizens Energy Group Project, RB
5.000%, 10/01/2035	$2,585	$2,872
Indiana State, Housing & Community Development Authority, Ser B-1, RB, GNMA
3.250%, 07/01/2049	175	174
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.500%, 03/01/2038	1,400	1,470
Richmond, Hospital Authority, Reid Hospital Project, RB
5.000%, 01/01/2035	3,400	3,400
Westfield-Washington, Multi-School Building, Ser A, RB, BAM ST INTERCEPT
5.250%, 07/15/2037	2,520	2,798
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
4.400%, 11/01/2045 (A)	1,000	1,034
		19,412
Iowa — 0.4%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB Pre-Refunded @ 100
5.000%, 12/01/2032 (E)	2,515	2,853
Iowa State, Finance Authority, Ser A, RB, GNMA/FNMA/FHLMC
5.250%, 07/01/2053	870	916
Iowa State, Student Loan Liquidity Corporation, Ser B, AMT, RB
5.000%, 12/01/2032	1,130	1,207
Iowa State, Tobacco Settlement Authority, Ser A-2, RB
4.000%, 06/01/2035	500	492
PEFA, Gas Project Revenue, RB
5.000%, 09/01/2049 (A)	1,000	1,017
		6,485
Kentucky — 0.5%
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	500	532
Kentucky State, Public Energy Authority, Ser A-1, RB
5.250%, 04/01/2054 (A)	2,250	2,423
Kentucky State, Public Energy Authority, Ser B, RB
5.000%, 01/01/2055 (A)	2,750	2,931

8	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Louisville & Jefferson County, Metropolitan Government & Health System, RB
5.000%, 10/01/2047 (A)	$1,175	$1,200
		7,086
Louisiana — 0.7%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.573%, 05/01/2043 (A)	380	379
Louisiana State, Public Facilities Authority, Department of Public Safety Crime Lab Project, RB, AGC
5.000%, 08/01/2031	400	447
5.000%, 08/01/2032	165	185
Louisiana State, Public Facilities Authority, Lincoln Preparatory School Project, Ser A, RB
6.125%, 06/01/2037 (B)	400	393
New Orleans, Aviation Board, AMT, RB
5.000%, 01/01/2034	2,250	2,428
5.000%, 01/01/2036	1,695	1,800
New Orleans, Aviation Board, Consolidated Rental Car Facility Project, RB, AGM
5.000%, 01/01/2031	1,260	1,318
5.000%, 10/01/2036	1,550	1,592
St. John the Baptist Parish, Marathon Oil Project, RB
2.200%, 06/01/2037 (A)	1,000	993
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	590	587
		10,122
Maine — 0.0%
Maine State, Health & Higher Educational Facilities Authority, Ser A, RB, AGM
4.000%, 07/01/2035	195	197
4.000%, 07/01/2037	265	264
		461
Maryland — 1.5%
Maryland State, Community Development Administration, RB, FNMA
4.000%, 08/01/2039	1,935	1,847
Maryland State, Community Development Administration, Ser C, RB
3.500%, 03/01/2050	255	256
Maryland State, Department of Transportation, AMT, RB, AGC
5.000%, 08/01/2031	1,000	1,088
Maryland State, Department of Transportation, RB
4.000%, 10/01/2032	1,500	1,522
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Maryland State, Economic Development, Core Nayural Resources Project, RB
5.000%, 07/01/2048 (A)(B)	$1,500	$1,510
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
5.500%, 01/01/2036	2,000	2,033
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
5.000%, 07/01/2032	5,000	5,166
Maryland State, Stadium Authority, RB
5.000%, 06/01/2036	2,670	2,944
Maryland State, Transportation Authority, Transportation Facilities Project, Ser S, RB
5.000%, 07/01/2034	3,065	3,496
Prince George's County, Episcopal Life Project, RB
5.000%, 04/01/2031	2,000	2,008
Prince George's County, Ser A, GO 5.000%, 08/01/2042	2,000	2,101
		23,971
Massachusetts — 2.3%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.250%, 07/01/2044	9,000	9,264
Massachusetts State, Development Finance Agency, Emerson College, RB
5.000%, 01/01/2026	465	468
5.000%, 01/01/2027	145	149
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	435	463
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
3.230%, 07/01/2049 (A)(B)	550	550
Massachusetts State, Development Finance Agency, Suffolk University Project, RB
5.000%, 07/01/2035	150	150
Massachusetts State, Development Finance Agency, Tufts University Housing Project, RB
5.250%, 06/01/2044	530	543
5.000%, 06/01/2035	285	315
5.000%, 06/01/2036	455	496
Massachusetts State, Development Finance Agency, UMass Student Housing Project, RB
5.000%, 10/01/2027	2,965	3,006

SEI Tax Exempt Trust	9

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2030	$1,125	$1,193
5.000%, 07/01/2031	1,500	1,605
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2027	915	944
5.000%, 07/01/2028	1,750	1,833
5.000%, 07/01/2029	1,925	2,034
Massachusetts State, Port Authority, Bosfuel Project, Ser A, AMT, RB
5.000%, 07/01/2030	1,330	1,425
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2031	1,250	1,251
Massachusetts State, Ser A, GO
5.000%, 01/01/2037	2,500	2,609
Massachusetts State, Ser D, GO
4.000%, 05/01/2034	6,500	6,628
		34,926
Michigan — 2.0%
Detroit, Downtown Development Authority, Catalyst Development Project, TA
5.000%, 07/01/2040	2,000	2,101
5.000%, 07/01/2048	735	742
Detroit, Regional Convention Facility Authority, Ser C, RB
5.000%, 10/01/2036	1,355	1,454
5.000%, 10/01/2037	215	229
Gerald R Ford International Airport Authority, AMT, RB
5.000%, 01/01/2040	1,245	1,281
Great Lakes, Water Authority, Sewage Disposal System, RB
5.000%, 07/01/2038	1,750	1,881
Great Lakes, Water Authority, Water Supply System, Ser A, RB
5.000%, 07/01/2037	430	467
Great Lakes, Water Authority, Water Supply System, Ser B, RB
5.000%, 07/01/2034	3,500	3,943
Michigan State, Finance Authority, Beaumont-Spectrum Consolidation, RB
5.000%, 04/15/2033	3,610	3,987
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
5.000%, 12/01/2034	2,000	2,066
Michigan State, Finance Authority, McLaren Health Care, RB
0.750%, 10/15/2025	235	234

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, RB
5.250%, 02/28/2041	$450	$468
5.250%, 02/28/2042	2,200	2,272
5.250%, 02/28/2043	800	823
4.125%, 02/29/2044	600	540
Michigan State, Housing Development Authority, Ser B, RB
5.750%, 06/01/2054	1,890	2,036
3.750%, 06/01/2050	105	106
Michigan State, Housing Development Authority, Ser D, RB
3.400%, 06/01/2030	640	649
Michigan State, Strategic Fund, I-75 Improvement Project, AMT, RB
5.000%, 12/31/2031	3,500	3,625
Michigan State, Strategic Fund, Various Consumer Energy Companies, AMT, RB
3.350%, 10/01/2049 (A)	345	341
Wayne County, Airport Authority, Ser D, RB
5.000%, 12/01/2031	1,800	1,805
		31,050
Minnesota — 1.4%
Apple Valley, Senior Living Project, RB
5.500%, 01/01/2029	1,320	1,321
5.500%, 01/01/2031	1,085	1,085
5.250%, 01/01/2037	475	275
Cass Lake-Bena, Independent School District No. 115, Ser A, GO, SD CRED PROG
4.000%, 02/01/2040	2,395	2,344
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
5.000%, 01/01/2029	300	310
5.000%, 01/01/2031	300	309
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser B, AMT, RB
4.000%, 01/01/2038	915	878
Minneapolis & St. Paul, Metropolitan Airports Commission, Sub-Ser, AMT, RB
5.250%, 01/01/2049	2,700	2,723
5.000%, 01/01/2036	3,355	3,573
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2035	2,845	2,907
Minnesota State, Agricultural & Economic Development Board, RB
5.000%, 01/01/2037	1,530	1,651
Minnesota State, Higher Education Facilities Authority, St. Olaf College, RB
3.000%, 10/01/2038	250	211
3.000%, 10/01/2041	1,000	788

10	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2027	$600	$602
Minnesota State, Public Facilities Authority State Revolving Fund, Ser A, RB
5.000%, 03/01/2033	3,000	3,031
		22,008
Mississippi — 0.2%
Mississippi State, ABC Warehouse Construction, RB
5.000%, 10/01/2034	145	164
5.000%, 10/01/2036	265	293
Mississippi State, Gaming Tax Revenue, Ser A, RB
5.000%, 10/15/2029	300	318
5.000%, 10/15/2030	850	898
Mississippi State, Gaming Tax Revenue, Ser E, RB
5.000%, 10/15/2029	1,000	1,002
		2,675
Missouri — 0.2%
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
5.000%, 06/01/2032	720	796
Missouri State, Housing Development Commission, RB, GNMA/FNMA/FHLMC
3.875%, 05/01/2050	475	479
St Louis, Industrial Development Authority, Confluence Academy Project, RB
5.500%, 06/15/2042 (B)	2,350	2,072
		3,347
Montana — 0.0%
Montana State, Facility Finance Authority, RB
5.000%, 02/15/2065 (A)	400	430

Nebraska — 1.0%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2036	4,860	5,140
5.000%, 09/01/2042	730	743
5.000%, 05/01/2054 (A)	1,020	1,080
Nebraska State, Investment Finance Authority, Ser G, RB, GNMA/FNMA/FHLMC
5.150%, 09/01/2043	1,100	1,112
4.950%, 09/01/2038	550	565
Omaha, Airport Authority, AMT, RB, AGC
5.000%, 12/15/2032	1,335	1,452
5.000%, 12/15/2033	2,050	2,229
5.000%, 12/15/2034	1,000	1,084

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Omaha, Public Power District, Ser A, RB
5.000%, 02/01/2041	$1,700	$1,756
Washington County, Waste Water Authority, AMT, RB
0.900%, 09/01/2030 (A)	700	700
		15,861
Nevada — 0.3%
Clark County, School District, Ser A, GO
5.000%, 06/15/2039	2,115	2,217
Las Vegas, Ser B, GO
5.000%, 06/01/2038	2,000	2,168
Reno, Sales Tax Revenue, First Lien, RB
5.000%, 06/01/2037	590	608
Reno, Sales Tax Revenue, Second Lien, RB, AGM
5.000%, 06/01/2033	400	419
		5,412
New Hampshire — 0.1%
New Hampshire State, National Finance Authority, Springpoints Senior Living Project, RB
4.000%, 01/01/2029	300	302
4.000%, 01/01/2030	285	287
4.000%, 01/01/2031	290	290
		879
New Jersey — 4.1%
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	1,000	1,066
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2032	3,070	3,272
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
5.625%, 11/15/2030	1,160	1,161
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	995	1,033
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (B)	2,000	2,000
New Jersey State, Educational Facilities Authority, Montclair State University, RB, AGM
5.000%, 07/01/2037	810	890
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2064 (A)	2,000	2,260

SEI Tax Exempt Trust	11

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2036	$2,250	$2,286
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2033	2,590	2,755
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2030	1,400	1,499
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2028	1,450	1,521
New Jersey State, Institute of Technology, Ser A, RB, BAM
5.000%, 07/01/2041	2,000	2,131
New Jersey State, Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2035	10,000	10,230
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
5.000%, 06/15/2028	2,000	2,038
5.000%, 06/15/2029	3,500	3,563
5.000%, 06/15/2030	3,280	3,335
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2039	2,500	2,656
5.000%, 06/15/2038	1,000	1,054
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.250%, 06/15/2039	3,000	3,229
5.000%, 06/15/2032	2,305	2,586
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.250%, 06/15/2041	2,000	2,110
5.000%, 06/15/2038	1,250	1,321
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
5.000%, 06/15/2038	3,000	3,180
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	710	793
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	1,250	1,325

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
5.000%, 01/01/2032	$900	$930
5.000%, 01/01/2033	425	437
5.000%, 01/01/2034	570	584
5.000%, 01/01/2036	570	579
South Jersey, Transportation Authority, Ser A, RB, BAM
4.000%, 11/01/2039	1,500	1,418
		63,242
New Mexico — 0.4%
New Mexico State, Hospital Equipment Loan Council, Ser A, RB
5.000%, 08/01/2044	5,000	4,906
Santa Fe, Retirement Facilities Revenue, El Castillo Retirement Project, RB
5.000%, 05/15/2034	600	610
		5,516
New York — 8.8%
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2029	450	478
5.000%, 07/01/2031	525	564
Long Island, Power Authority, Ser A, RB
4.000%, 09/01/2037	1,980	1,983
Metropolitan New York, Transportation Authority, RB
5.250%, 11/15/2043	1,000	1,029
5.000%, 11/15/2033	3,000	3,370
Metropolitan New York, Transportation Authority, Ser A-2, RB
5.000%, 11/15/2045 (A)	500	526
Metropolitan New York, Transportation Authority, Ser C-1, RB
5.000%, 11/15/2031	4,000	4,215
5.000%, 11/15/2033	2,005	2,042
4.000%, 11/15/2032	1,500	1,513
Metropolitan New York, Transportation Authority, Ser D-1, RB
5.000%, 11/15/2029	1,000	1,004
Metropolitan New York, Transportation Authority, Ser E, RB
5.000%, 11/15/2032	2,190	2,381
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2028	1,325	1,387
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2029	1,000	1,001

12	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, AMT, RB
5.000%, 09/01/2035	$5,000	$5,162
5.000%, 01/15/2036	1,000	1,061
5.000%, 08/01/2039	605	616
New York & New Jersey, Port Authority, Ser 246, AMT, RB
5.000%, 09/01/2030	2,000	2,182
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	5,000	5,252
New York City, Health & Hospitals, Ser A, RB
5.000%, 02/15/2039	1,000	1,067
New York City, Housing Development Authority, RB
4.000%, 12/15/2031	500	517
New York City, Housing Development Authority, RB, FHA
4.600%, 08/01/2048	1,090	1,037
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
3.000%, 01/01/2033	330	315
3.000%, 01/01/2034	740	693
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2028	110	117
5.000%, 03/01/2030	100	109
New York City, Ser A, GO
5.000%, 08/01/2035	1,000	1,113
5.000%, 08/01/2036	200	220
New York City, Ser A-1, GO
4.000%, 08/01/2037	4,000	3,939
New York City, Ser C, GO
4.000%, 08/01/2036	2,750	2,739
New York City, Ser F-1, GO
4.000%, 03/01/2038	1,500	1,466
New York City, Sub-Ser B, GO
5.250%, 10/01/2041	6,240	6,560
5.000%, 10/01/2033	280	309
New York City, Sub-Ser G-SUBSER, GO
5.000%, 02/01/2039	985	1,056
New York City, Transitional Finance Authority, Building Aid Revenue, Sub-Ser S1A, RB, ST AID WITHHLDG
5.000%, 07/15/2035	1,650	1,745
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser B-1, RB
4.000%, 11/01/2043	1,350	1,199

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.000%, 05/01/2038	$1,040	$1,115
5.000%, 05/01/2041	1,000	1,048
New York City, Transitional Finance Authority, Sub-Ser A-, RB
5.000%, 05/01/2042	410	429
New York City, Transitional Finance Authority, Sub-Ser D, RB
5.500%, 05/01/2052	2,000	2,095
New York City, Transitional Finance Authority, Sub-Ser D-1, RB
5.000%, 11/01/2041	3,000	3,142
New York City, Water & Sewer System, Finance Authority, Sub-Ser, RB
3.000%, 06/15/2040	1,800	1,483
New York State, Dormitory Authority, Pace University, Ser A, RB
5.250%, 05/01/2043	560	560
New York State, Dormitory Authority, Prefunded School Districts, RB, AGM Pre-Refunded @ 100
5.000%, 10/01/2028 (E)	5	5
New York State, Dormitory Authority, RB
4.000%, 03/15/2038	4,840	4,747
New York State, Dormitory Authority, RB Pre-Refunded @ 100
4.000%, 03/15/2032 (E)	5	5
New York State, Dormitory Authority, RB, AGC
5.250%, 10/01/2040	1,000	1,056
New York State, Dormitory Authority, Ser 2015B-B, RB
5.000%, 03/15/2032	2,500	2,504
5.000%, 03/15/2033	2,500	2,504
New York State, Dormitory Authority, Ser A, RB
5.250%, 07/01/2039	760	816
5.000%, 03/15/2041	1,000	1,045
New York State, Dormitory Authority, Ser E, RB
3.000%, 03/15/2041	1,500	1,204
New York State, Liberty Development Authority, 1 World Trade Center Project, Ser 1WTC, RB
2.750%, 02/15/2044	610	425
New York State, Liberty Development Authority, 4 World Trade Center Project, RB
2.875%, 11/15/2046	1,170	785
1.200%, 11/15/2028	1,355	1,242

SEI Tax Exempt Trust	13

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser A-1-GROUP, RB
4.000%, 03/15/2036	$2,895	$2,886
3.000%, 03/15/2049	5,000	3,535
New York State, Transportation Development Corporation, Delta Air Lines Inc, AMT, RB
5.000%, 01/01/2034	4,000	4,053
5.000%, 10/01/2040	2,625	2,606
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
4.000%, 10/01/2030	4,550	4,558
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	730	787
5.500%, 06/30/2039	1,000	1,028
5.500%, 06/30/2041	850	862
5.375%, 06/30/2060	1,250	1,185
5.250%, 06/30/2043	2,500	2,492
5.000%, 12/01/2025	115	116
5.000%, 12/01/2036	4,000	4,170
5.000%, 12/01/2037	3,000	3,089
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AG
6.000%, 06/30/2043	1,850	1,986
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, AGM
5.500%, 06/30/2043	1,200	1,224
5.250%, 06/30/2039	250	260
4.250%, 06/30/2042	4,000	3,717
New York State, Utility Debt Securitization Authority, Ser B, RB
5.000%, 12/15/2035	1,825	1,853
Suffolk Regional Off-Track Betting, RB
5.750%, 12/01/2044	1,750	1,750
Triborough, Bridge & Tunnel Authority, RB
5.250%, 12/01/2054	2,500	2,555
0.000%, 11/15/2036 (F)	905	576
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2030	525	533
5.000%, 06/01/2031	525	532
Westchester County, Local Development, Westchester Medical Center Project, RB, AGM
5.000%, 11/01/2047	750	753

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2031	$2,000	$2,052
		135,335
North Carolina — 1.2%
Charlotte, Airport Revenue, Douglas International Airport, AMT, RB
5.000%, 07/01/2037	2,250	2,351
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
5.000%, 01/15/2049 (A)	5,000	5,533
Cumberland County, Industrial Facilities & Pollution Control Financing Authority, AMT, RB
3.750%, 12/01/2027 (A)	1,750	1,750
Greater Asheville, Regional Airport Authority, Ser A, AMT, RB, AGM
5.000%, 07/01/2031	445	484
Nash Health Care Systems, RB
5.000%, 02/01/2032	2,625	2,869
North Carolina State, Housing Finance Agency, RB, GNMA/FNMA/FHLMC
3.750%, 07/01/2052	1,225	1,238
North Carolina State, Housing Finance Agency, Ser 5, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2056	485	544
North Carolina State, Medical Care Commission, Penick Village Project, Ser A, RB
5.500%, 09/01/2044	1,380	1,350
North Carolina State, Medical Care Commission, Retirement Facilities First Mortgage, RB
5.000%, 01/01/2029	285	288
North Carolina State, Medical Care Commission, The Forest at Duke Project, RB
4.000%, 09/01/2041	830	712
North Carolina State, Medical Care Commission, Twin Lakes Community, Ser A, RB
5.000%, 01/01/2038	605	607
North Carolina State, Medical Care Commission, United Methodist Retirement Homes, RB
4.250%, 10/01/2028	265	265
North Carolina State, Turnpike Authority, RB, AGM
5.000%, 01/01/2034	1,000	1,051
		19,042

14	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.1%
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, RB
4.500%, 07/01/2043	$760	$736
3.550%, 07/01/2033	380	378
North Dakota State, Housing Finance Agency, Home Mortgage Finance Program, Ser D, RB
5.500%, 01/01/2031	990	1,107
		2,221
Ohio — 2.3%
Buckeye, Tobacco Settlement Financing Authority, Ser A-2, RB
5.000%, 06/01/2032	4,325	4,565
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	1,850	1,494
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
5.000%, 02/15/2037	3,000	2,992
Hamilton County, Tax Revenue Authority, Ser A, RB
4.000%, 12/01/2032	1,600	1,614
Ohio State, Air Quality Development Authority, RB
4.000%, 09/01/2030 (A)	990	1,008
Ohio State, Hospital Facility Authority, Childrens Hospital Center, RB
5.000%, 08/15/2054 (A)	2,000	2,201
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
2.750%, 01/01/2052 (A)	480	478
Ohio State, Portsmouth Bypass Project, AMT, RB, AGM
5.000%, 12/31/2027	655	656
Ohio State, Water Development Authority, Fresh Water Bonds, Ser A, RB
5.000%, 12/01/2040	5,545	5,889
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser A, RB
5.000%, 12/01/2041	4,000	4,226
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
5.000%, 12/01/2042	7,000	7,289
Port of Greater Cincinnati, Development Authority, RB
5.000%, 12/01/2038	495	532
5.000%, 12/01/2041	1,000	1,050

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Warren County, Healthcare Facilities, Otterbein Homes Obligated Group, RB
5.000%, 07/01/2037	$1,015	$1,070
5.000%, 07/01/2038	775	807
		35,871
Oklahoma — 0.1%
Canadian County, Educational Facilities Authority, Mustang Public Schools Project, RB
5.000%, 09/01/2033	930	1,036
Grand River, Dam Authority, Ser A, RB
5.000%, 06/01/2041	405	425
Oklahoma State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2039	410	445
		1,906
Oregon — 0.6%
Lincoln County, School District, GO, SCH BD GTY
0.000%, 06/15/2035 (G)	240	254
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
5.000%, 06/01/2035	2,500	2,517
5.000%, 06/01/2046	2,500	2,463
Oregon State, GO
5.000%, 05/01/2040	1,970	2,090
Port of Portland, Airport Revenue, Portland International Airport, Ser THIRT, AMT, RB
5.250%, 07/01/2040	1,250	1,315
		8,639
Pennsylvania — 9.0%
Allegheny County, Hospital Development Authority, Allegheny Health Network Project, RB
5.000%, 04/01/2030	5,000	5,259
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2042 (B)	1,850	1,785
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
5.125%, 03/15/2036	2,000	2,009
Coatesville School District, RB, AG ST AID WITHHLDG
5.250%, 11/15/2040	1,420	1,498
Delaware River Port Authority, RB
5.000%, 01/01/2040	1,000	1,074
Doylestown, Hospital Authority, RB
5.000%, 07/01/2031 (B)	835	885

SEI Tax Exempt Trust	15

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	$2,000	$1,967
Lancaster, School District, Ser A, GO, BAM ST AID WITHHLDG
5.000%, 06/01/2031	550	612
5.000%, 06/01/2032	750	840
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (A)	2,500	2,303
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2033	2,815	2,931
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	4,485	4,516
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
5.625%, 07/01/2030	1,810	1,736
Pennsylvania State, Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,546
5.000%, 06/01/2032	2,150	2,256
5.000%, 06/01/2033	3,500	3,654
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	8,235	8,772
Pennsylvania State, Economic Development Financing Authority, RB, AGM
5.000%, 01/01/2039	540	543
Pennsylvania State, Economic Development Financing Authority, University of Pittsburgh Medical Center, Ser A, RB
5.000%, 10/15/2033	2,300	2,489
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 05/15/2031	5,855	6,422
Pennsylvania State, GO
5.000%, 08/15/2033	12,395	14,067
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2031	1,450	1,535
Pennsylvania State, Higher Educational Facilities Authority, RB
5.250%, 11/01/2039	3,000	3,210
Pennsylvania State, Housing Finance Agency, RB
5.125%, 10/01/2041	1,030	1,047

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Housing Finance Agency, Ser 142-A, RB
5.500%, 10/01/2053	$1,035	$1,100
4.850%, 10/01/2043	4,650	4,598
Pennsylvania State, Housing Finance Agency, Ser 150A, RB
5.000%, 10/01/2037	1,150	1,211
Pennsylvania State, Turnpike Commission, Motor License Fund Enhanced, Sub-Ser, RB
5.000%, 12/01/2033	3,000	3,126
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2039	250	265
Philadelphia, Airport Revenue, AMT, RB, AGM
4.000%, 07/01/2040	500	457
Philadelphia, Airport Revenue, Ser B, AMT, RB
5.000%, 07/01/2031	1,000	1,026
Philadelphia, Gas Works, RB
5.000%, 08/01/2036	2,170	2,386
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health System Project, RB, AGM
5.000%, 07/01/2036	700	739
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	1,500	1,598
Philadelphia, Industrial Development Authority, RB
5.000%, 05/01/2040	5,655	5,956
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB Pre-Refunded @ 100
5.000%, 12/01/2026 (E)	4,445	4,575
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2029	1,500	1,622
5.000%, 09/01/2034	1,410	1,522
5.000%, 09/01/2036	2,000	2,063
4.000%, 09/01/2035	2,500	2,517
4.000%, 09/01/2038	3,000	2,927
Philadelphia, School District, Ser F, GO, ST AID WITHHLDG
5.000%, 09/01/2028	3,390	3,459
5.000%, 09/01/2030	7,975	8,122
Philadelphia, Ser A, GO
5.000%, 05/01/2032	2,405	2,660
Philadelphia, Water & Wastewater Revenue, Ser B, RB, AGM
5.000%, 09/01/2040	4,520	4,765

16	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Water & Wastewater Revenue, Ser C, RB, AGC
5.000%, 09/01/2034	$4,350	$4,941
Southeastern Pennsylvania, Transportation Authority, RB
5.250%, 06/01/2039	2,250	2,400
		137,991
Puerto Rico — 2.9%
Puerto Rico, Electric Power Authority, Ser CCC, RB
5.250%, 07/01/2027 (C)(H)	2,990	1,977
Puerto Rico, Electric Power Authority, Ser TT, RB
5.000%, 07/01/2032 (C)(H)	1,000	661
Puerto Rico, Electric Power Authority, Ser WW, RB
5.250%, 07/01/2033 (C)(H)	3,035	2,007
Puerto Rico, Electric Power Authority, Ser XX, RB
5.250%, 07/01/2040 (C)	2,940	1,944
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	1,154	1,113
Puerto Rico, Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authourity, AMT, RB
6.500%, 01/01/2042	2,000	2,215
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	1,000	915
0.000%, 07/01/2046 (F)	18,823	5,913
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
4.550%, 07/01/2040	8,625	8,212
0.000%, 07/01/2029 (F)	1,500	1,316
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	5,750	5,320
Puerto Rico, Ser A1, GO
5.625%, 07/01/2027	3,400	3,516
4.000%, 07/01/2046	3,600	2,971
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (A)(G)	9,644	6,052
		44,132
Rhode Island — 0.8%
Providence, Public Building Authority, RB, AGC
5.000%, 09/15/2038	335	358
5.000%, 09/15/2039	1,000	1,059

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island State, Health & Educational Building, Central Falls Public School Projects, RB, ST APPROP
4.000%, 05/15/2041	$5,420	$5,011
Rhode Island State, Health & Educational Building, City of Pawtucket, Ser C, RB, AGM ST AID WITHHLDG
5.000%, 05/15/2035	315	348
Rhode Island State, Health & Educational Building, City of Providence, Ser G, RB, BAM ST AID WITHHLDG
5.000%, 05/15/2034	415	462
5.000%, 05/15/2035	500	550
Rhode Island State, Health & Educational Building, Lifespan Obligation Group, RB
5.250%, 05/15/2049	1,650	1,611
5.000%, 05/15/2039	550	569
5.000%, 05/15/2044	600	589
Rhode Island State, Housing & Mortgage Finance, Homeownership Opportunity, Ser 81-A, RB, GNMA
5.250%, 10/01/2043	1,750	1,786
Rhode Island State, Student Loan Authority, Ser B, AMT, RB
5.000%, 12/01/2031	535	568
		12,911
South Carolina — 1.8%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (A)	600	649
Piedmont, Municipal Power Agency, Ser B, RB
4.000%, 01/01/2033	5,125	5,201
South Carolina State, Housing Finance & Development Authority, Ser A, RB
5.750%, 01/01/2054	1,515	1,650
South Carolina State, Housing Finance & Development Authority, Ser B, RB
3.750%, 01/01/2050	335	338
South Carolina State, Jobs-Economic Development Authority, High Point Academy Project, Ser A, RB
5.750%, 06/15/2039 (B)	1,000	904
South Carolina State, Jobs-Economic Development Authority, Novant Health Obligated Group, RB
5.000%, 11/01/2035	885	970
5.000%, 11/01/2037	655	701
South Carolina State, Port Authority, AMT, RB
5.000%, 07/01/2030	1,500	1,567
4.000%, 07/01/2035	1,160	1,147

SEI Tax Exempt Trust	17

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2036	$2,750	$2,919
4.000%, 12/01/2038	175	168
South Carolina State, Public Service Authority, Santee Cooper, Ser B, RB
5.000%, 12/01/2036	2,445	2,663
South Carolina State, Public Service Authority, Santee Cooper, Ser E, RB, AGM
5.250%, 12/01/2038	2,500	2,674
South Carolina State, Public Service Authority, Ser A, RB
5.000%, 12/01/2040	1,220	1,282
4.000%, 12/01/2034	2,000	2,014
4.000%, 12/01/2036	2,250	2,217
		27,064
South Dakota — 0.2%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
5.000%, 11/01/2035	1,005	1,009
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, Ser C-1, RB
5.000%, 11/01/2052 (A)	740	798
South Dakota State, Housing Development Authority, Ser A, RB, GNMA/FNMA/FHLMC
6.000%, 05/01/2054	255	273
South Dakota State, Housing Development Authority, Ser B, RB
4.000%, 11/01/2049	470	475
		2,555
Tennessee — 0.7%
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser A-1, RB, BAM
5.000%, 07/01/2037	300	318
Knox County, Health Educational & Housing Facility Board, University of Tennesee Project, Ser B-1, RB, BAM
5.000%, 07/01/2044	2,200	2,208
Nashville & Davidson County, Metropolitan Government, GO
4.000%, 07/01/2033	3,000	3,047
Nashville & Davidson County, Metropolitan Government, Health & Educational Facilities Board, Belmont University, RB
5.000%, 05/01/2038	705	743

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Nashville & Davidson County, Metropolitan Government, Sports Authority, Stadium Project, Ser A, RB, AGM
5.000%, 07/01/2043	$1,300	$1,328
Tennergy, Ser A, RB
4.000%, 12/01/2051 (A)	2,500	2,539
Tennessee State, Housing Development Agency, AMT, RB
4.000%, 07/01/2045	25	25
		10,208
Texas — 9.3%
Arlington, Higher Education Finance, Riverwalk Education Foundation, RB, PSF-GTD
5.000%, 08/15/2038	810	853
5.000%, 08/15/2040	695	725
Austin, Electric Utility Revenue, RB
5.000%, 11/15/2032	1,535	1,566
5.000%, 11/15/2039	800	852
5.000%, 11/15/2041	1,100	1,152
Austin, Texas Airport System Revenue, Ser B, AMT, RB
5.000%, 11/15/2037	900	904
Austin-Bergstrom, Landhost Enterprises, RB
5.000%, 10/01/2026	465	474
Boerne, Independent School District, GO, PSF-GTD
4.000%, 02/01/2054 (A)	225	232
3.125%, 02/01/2053 (A)	915	918
Cedar Hill, Independent School District, GO, PSF-GTD
5.000%, 02/15/2040	2,000	2,105
Central Texas, Regional Mobility Authority, Senior Lien, Ser D, RB
4.000%, 01/01/2037	770	768
Central Texas, Regional Mobility Authority, Ser B, RB
5.000%, 01/01/2036	200	212
Central Texas, Turnpike System, Ser A, RB
5.000%, 08/15/2037	1,750	1,894
5.000%, 08/15/2038	1,360	1,453
Central Texas, Turnpike System, Ser C, RB
5.000%, 08/15/2037	5,000	5,377
Clifton, Higher Education Finance, International Leadership, RB, PSF-GTD
5.000%, 08/15/2035	900	973
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
5.000%, 08/15/2037	1,000	1,062
4.000%, 08/15/2032	1,000	1,026
Collin County, Community College District, Ser A, GO
4.000%, 08/15/2034	2,500	2,550

18	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Corpus Christi, Utility System Revenue, Ser A, RB
5.000%, 07/15/2033	$1,500	$1,615
Dallas City, Hotel Occupancy Tax Revenue, RB
4.000%, 08/15/2034	500	496
Dallas City, Independent School District, Ser C, GO, PSF-GTD
5.000%, 02/15/2033	375	425
Dallas City, Love Field, Airport Modernization, AMT, RB
5.000%, 11/01/2030	1,000	1,017
5.000%, 11/01/2031	1,250	1,269
5.000%, 11/01/2032	2,500	2,534
5.000%, 11/01/2033	1,175	1,189
5.000%, 11/01/2034	1,000	1,010
5.000%, 11/01/2035	1,000	1,008
Dallas-Fort Worth, International Airport Revenue, Ser C, AMT, RB
5.000%, 11/01/2031	3,000	3,280
Dayton, Independent School District, GO, PSF-GTD
4.000%, 02/15/2040	2,400	2,286
Denton, Utility System Revenue, RB
5.000%, 12/01/2032	7,500	7,674
East Montgomery County, Improvement District Sales Tax Revenue, RB, AGC
5.000%, 08/15/2033	1,000	1,114
El Paso County, Hospital District, GO, AG
5.000%, 02/15/2035	865	959
El Paso, GO
5.000%, 08/15/2034	2,050	2,082
Garland, Electric Utility System Revenue, RB, AGC
5.000%, 03/01/2031	250	277
5.000%, 03/01/2032	520	582
Garland, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2039	2,000	2,108
5.000%, 02/15/2042	2,500	2,573
Georgetown, Utility System Revenue, RB, AGM
5.000%, 08/15/2037	1,705	1,810
Harris County, Cultural Education Facilities Finance, Memorial Herman Health System, RB
5.000%, 12/01/2025	2,000	2,012
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2031	1,600	1,759
5.000%, 11/15/2033	370	409
Harris County, Industrial Development, RB
4.050%, 11/01/2050 (A)	390	392

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Hidalgo County, Regional Mobility Authority, Ser A, RB
5.000%, 12/01/2031	$260	$279
5.000%, 12/01/2032	300	320
Houston, Airport System Revenue, Sub-Ser C, AMT, RB
5.000%, 07/01/2032	1,500	1,553
Houston, Airport System Revenue, Sub-Ser, RB, AGM
5.000%, 07/01/2032	1,500	1,693
Lamar, Consolidated Independent School District, GO
5.000%, 02/15/2039	2,000	2,117
Lamar, Consolidated Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2030	3,000	3,310
Melissa, Independent School District, GO, PSF-GTD
5.000%, 02/01/2037	945	1,029
Midland, Independent School District, RB, PSF-GTD
5.000%, 02/15/2038	5,000	5,347
New Hope, Cultural Education Facilities Finance, Children's Health System, Ser A, RB
5.000%, 08/15/2030	1,645	1,712
New Hope, Cultural Education Facilities Finance, Sanctuary LTC Project, RB
5.500%, 01/01/2057	750	640
North Texas, Tollway Authority, Ser B, RB
5.000%, 01/01/2037	4,000	4,325
Northwest, Independent School District, GO, PSF-GTD
4.000%, 02/15/2043	7,000	6,409
Pasadena, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	1,245	1,328
5.000%, 02/15/2040	225	237
Port Arthur, Independent School District, GO, PSF-GTD
5.000%, 02/15/2034	1,000	1,121
5.000%, 02/15/2035	730	817
Princeton, Independent School District, GO, PSF-GTD
5.000%, 02/15/2039	650	690
5.000%, 02/15/2040	775	815
Prosper, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2031	1,000	1,114
San Antonio, Electric & Gas Systems Revenue, Ser A, RB
5.000%, 02/01/2033	1,410	1,528
5.000%, 02/01/2034	1,700	1,827
5.000%, 02/01/2039	195	207

SEI Tax Exempt Trust	19

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Continued)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
San Antonio, Electric & Gas Systems Revenue, Ser B, RB
5.000%, 02/01/2043	$2,000	$2,059
San Antonio, Electric & Gas Systems Revenue, Ser B-REMK, RB
4.000%, 02/01/2033	1,000	1,051
San Antonio, Electric & Gas Systems Revenue, Ser Junior Lien, RB
1.750%, 02/01/2049 (A)	735	732
Southwest Texas, Independent School District, GO, PSF-GTD
5.000%, 02/01/2035	445	491
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health, RB
5.000%, 11/15/2032	1,500	1,517
Tarrant County, Cultural Education Facilities Finance, Christus Health, Ser A, RB
5.000%, 07/01/2053 (A)	2,000	2,163
Tarrant County, Cultural Education Facilities Finance, Cook Children's Medical Center, RB
5.000%, 12/01/2031	3,740	4,193
Tarrant County, Cultural Education Facilities Finance, Trinity Terrace, RB
5.000%, 10/01/2037	2,675	2,777
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	405	415
Texas State, Municipal Gas Acquisition & Supply III, RB
5.000%, 12/15/2030	285	304
5.000%, 12/15/2032	715	762
Texas State, Municipal Gas Acquisition & Supply IV, Ser B, RB
5.500%, 01/01/2054 (A)	7,000	7,655
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2055 (A)	6,500	6,915
Texas State, Ser B, GO
4.000%, 08/01/2031	435	435
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	3,863
University of Texas, Board of Regents, Ser A, RB
5.000%, 08/15/2037	2,000	2,186
University of Texas, Permanent University Fund, Ser B, RB
5.000%, 07/01/2035	1,000	1,135
Uptown Development Authority, TA
4.000%, 09/01/2033	400	390
4.000%, 09/01/2035	275	258
		142,695
	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Utah — 0.8%
Downtown Revitalization Public Infrastructure District, Seg Redevelopment Project, RB, AG
5.000%, 06/01/2037	$750	$827
Intermountain Power Agency, RB
5.000%, 07/01/2036	5,370	5,720
Mida Mountain Village Public Infrastructure District, Sub-Ser 1, TA
5.125%, 06/15/2054 (B)	500	458
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2035	5,000	5,070
		12,075
Virgin Islands — 0.2%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2039	3,065	3,051

Virginia — 1.9%
Arlington County, Industrial Development Authority, Arlington Health System, Virginia Hospital, Ser A, RB
5.000%, 07/01/2053 (A)	880	958
Arlington County, Industrial Development Authority, Virginia Hospital Center, RB
5.000%, 07/01/2026	280	285
5.000%, 07/01/2027	250	261
5.000%, 07/01/2028	375	399
Henrico County, Economic Development Authority, Westminster Canterbury Richmond, RB
5.000%, 10/01/2042	430	437
5.000%, 10/01/2047	1,225	1,213
James City County, Economic Development Authority, RB
5.250%, 12/01/2027	100	100
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (A)	1,035	1,105
Virginia Beach, Development Authority, RB
5.375%, 09/01/2029	465	470
Virginia State, College Building Authority, 21st Century College Program, RB
5.000%, 02/01/2028	2,000	2,125
Virginia State, Public Building Authority, Ser A, RB
4.000%, 08/01/2038	5,500	5,424

20	SEI Tax Exempt Trust

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Virginia State, Small Business Financing Authority, AMT, RB
5.000%, 07/01/2035	$1,085	$1,127
5.000%, 06/30/2042	2,000	1,975
5.000%, 12/31/2047	440	421
4.000%, 07/01/2030	1,140	1,169
4.000%, 07/01/2031	365	372
Virginia State, Small Business Financing Authority, RB
5.000%, 01/01/2026	490	493
5.000%, 12/01/2039	3,000	3,056
Virginia State, Tobacco Settlement Financing, Sub-Ser C, RB
0.000%, 06/01/2047 (F)	34,300	8,165
		29,555
Washington — 2.8%
King & Snohomish Counties, School District No. 417, GO, SCH BD GTY
5.000%, 12/01/2042	5,000	5,221
King County, Housing Authority, RB
5.375%, 07/01/2045	90	91
King County, Public Hospital District No. 1, GO
5.000%, 12/01/2027	7,720	7,936
Kitsap County, School District No. 100-C Bremerton, Ser C, GO, SCH BD GTY
5.000%, 12/01/2040	1,790	1,905
Port of Seattle, AMT, RB
5.250%, 07/01/2040	2,000	2,118
5.250%, 07/01/2041	1,405	1,474
5.250%, 07/01/2042	5,000	5,197
5.000%, 08/01/2041	1,000	1,010
Washington State, GO
4.000%, 07/01/2036	4,500	4,553
Washington State, Health Care Facilities Authority, Ser A, RB
5.000%, 10/01/2042	1,800	1,770
Washington State, Housing Finance Commission, Radford & Norheim Courts, RB
5.000%, 07/01/2036	1,645	1,741
5.000%, 07/01/2038	1,000	1,038
Washington State, Housing Finance Commission, RB, BAM
5.000%, 07/01/2040 (B)	2,000	2,039
Washington State, Housing Finance Commission, Social Certificate, Ser A-, RB
3.500%, 12/20/2035	935	882
Washington State, Housing Finance Commission, Transforming Age Project, Ser A, RB
5.000%, 01/01/2034 (B)	745	756

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Washington State, Ser 2017-A, GO
5.000%, 08/01/2038	$2,725	$2,752
Washington State, Ser A, GO
5.000%, 08/01/2035	1,665	1,807
Washington State, Ser R-2025B, GO
5.000%, 07/01/2033	250	285
		42,575
West Virginia — 0.1%
West Virginia State, Parkways Authority, Turnpike Toll Revenue, RB
5.000%, 06/01/2034	1,000	1,046
5.000%, 06/01/2035	1,005	1,047
		2,093
Wisconsin — 3.1%
Milwaukee, Ser B4, GO, AGM
5.000%, 04/01/2036	2,965	3,195
Sheboygan Area, School District, GO
3.000%, 03/01/2041	2,400	1,961
University of Wisconsin, Hospitals & Clinics, RB
4.000%, 04/01/2039	295	282
University of Wisconsin, Hospitals & Clinics, Ser A, RB
5.000%, 04/01/2038	590	639
Wisconsin State, Center District, Ser C, RB, AGM
0.000%, 12/15/2029 (F)	370	326
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, RB
5.000%, 08/15/2054 (A)	2,000	2,042
2.810%, 08/15/2054 (A)	1,125	1,117
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
5.000%, 11/15/2030	3,810	3,861
Wisconsin State, Health & Educational Facilities Authority, Children's Hospital of Wisconsin, RB
5.000%, 08/15/2034	1,835	1,890
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB, AG
5.000%, 08/15/2030	2,500	2,739
5.000%, 08/15/2040	3,000	3,123
Wisconsin State, Health & Educational Facilities Authority, Oakwood Lutheran Senior Ministries, RB
4.000%, 01/01/2037	665	610

SEI Tax Exempt Trust	21

SCHEDULE OF INVESTMENTS

August 31, 2025

Intermediate-Term Municipal Fund (Concluded)

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, St. Camilus Health System, RB
5.000%, 11/01/2028	$470	$486
5.000%, 11/01/2030	1,035	1,070
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
4.000%, 08/15/2041	705	594
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Community, RB
5.750%, 08/15/2059	220	218
Wisconsin State, Housing & Economic Development Authority, Ser C, RB, GNMA/FNMA/FHLMC
6.000%, 03/01/2055	1,195	1,307
5.500%, 03/01/2032	950	1,083
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
7.000%, 12/01/2050 (B)	500	400
Wisconsin State, Public Finance Authority, Appalachian State University Project, RB, AGM
4.000%, 07/01/2027	225	229
4.000%, 07/01/2028	225	231
4.000%, 07/01/2029	225	230
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.700%, 10/01/2046 (A)	10,450	10,625
Wisconsin State, Public Finance Authority, Foundation Academy Charter School, RB
4.750%, 07/01/2045 (B)	500	436
Wisconsin State, Public Finance Authority, Grand Hyatt San Antonio Hotel Acquisition Project, RB
5.000%, 02/01/2052	755	705
5.000%, 02/01/2062	1,845	1,698
Wisconsin State, Public Finance Authority, Kahala Nui Project, RB
5.250%, 11/15/2055	440	430
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
5.000%, 03/01/2034	3,000	3,017
Wisconsin State, Public Finance Authority, Lindenwood Education System, RB
4.750%, 06/01/2040 (B)	1,000	942
Wisconsin State, Public Finance Authority, Senior-KSU Bixby Real Estate Facility, RB
5.000%, 06/15/2038	350	364
5.000%, 06/15/2040	350	356

	Face Amount	Market Value
Description	(Thousands)	($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, United Methodist Retirement Facility Project, RB
4.000%, 10/01/2025	$285	$285
4.000%, 10/01/2026	300	301
4.000%, 10/01/2027	125	126
4.000%, 10/01/2028	250	253
		47,171
Wyoming — 0.0%
Wyoming State, Community Development Authority, Ser 1, RB
6.000%, 12/01/2054	205	224

Total Municipal Bonds
(Cost $1,565,008) ($ Thousands)		1,520,505

Total Investments in Securities — 98.7%
(Cost $1,565,008) ($ Thousands)		$1,520,505

22	SEI Tax Exempt Trust

Percentages are based on Net Assets of $1,540,175 ($ Thousands).

(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $41,622 ($ Thousands), representing 2.7% of the Net Assets of the Fund.

(C)	Security is in default on interest payment.

(D)	Security is escrowed to maturity.

(E)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(F)	Zero coupon security.

(G)	No interest rate available.

(H)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

	Level 1	Level 2	Level 3(1)	Total
Investments in Securities	($)	($)	($)	($)
Municipal Bonds	–	1,515,860	4,645	1,520,505
Total Investments in Securities	–	1,515,860	4,645	1,520,505

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$468	$236,458	$(236,926)	$—	$—	$—	$332	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	23

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 100.6%
Alabama — 4.5%
Black Belt, Energy Gas District, RB
2.980%, 10/01/2052 (A)	$3,250	$3,205
Black Belt, Energy Gas District, Ser A-1, RB
4.000%, 12/01/2049 (A)	1,940	1,943
Black Belt, Energy Gas District, Ser C-1, RB
5.250%, 12/01/2025	880	884
Black Belt, Energy Gas District, Ser D, RB
5.000%, 11/01/2027	2,000	2,073
Black Belt, Energy Gas District, Ser E, RB
5.000%, 05/01/2053 (A)	610	637
Black Belt, Energy Gas District, Ser S, RB
4.000%, 12/01/2025	7,520	7,537
4.000%, 10/01/2052 (A)	2,500	2,526
Black Belt, Energy Gas District, Sub-Ser, RB
4.341%, 07/01/2052 (A)	2,000	2,018
Columbia, Industrial Development Board, Pollution Control Revenue, Alabama Power Company Project, RB
3.810%, 12/01/2037 (A)	3,500	3,584
Lower Alabama, Gas District, RB
4.000%, 12/01/2025	730	731
4.000%, 12/01/2050 (A)	5,000	5,011
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
3.300%, 07/15/2034 (A)	1,000	1,003
Southeast Alabama, Energy Authority, Cooperative District, Ser B, RB
5.000%, 12/01/2027	250	260
Southeast Alabama, Gas Supply District, Project #1, Ser A, RB
5.000%, 04/01/2026	1,500	1,516
5.000%, 04/01/2027	500	515
5.000%, 04/01/2028	1,250	1,310
		34,753
Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Tanana Chiefs Conference Project, RB
5.000%, 10/01/2029	1,000	1,076
Alaska State, International Airports System, Ser C, AMT, RB
5.000%, 10/01/2025	480	481
Alaska State, Railroad, Cruise Port, AMT, RB, AGM
5.500%, 10/01/2030	300	330
		1,887
Arizona — 1.7%
Arizona State, Health Facilities Authority, Banner Health, RB
2.880%, 01/01/2046 (A)	700	695
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arizona State, Health Facilities Authority, Banner Health, RB Pre-Refunded @ 100
2.880%, 11/04/2025 (A)(B)	$200	$200
Arizona State, Health Facilities Authority, Banner Health, Ser S, RB Pre-Refunded @ 100
2.880%, 11/04/2025 (A)(B)	100	100
Arizona State, Health Facilities Authority, Ser C-RMK, RB
2.450%, 01/01/2046 (A)(C)	2,165	2,165
Chandler, Industrial Development Authority, Intel Corporation Project, Ser S, AMT, RB
5.000%, 09/01/2052 (A)	1,300	1,325
Phoenix, Industrial Development Authority, Republic Services Inc Project, AMT, RB
3.850%, 12/01/2035 (A)	1,000	1,000
Salt Verde Financial Corp, Gas Revenue, RB
5.250%, 12/01/2027	7,000	7,284
		12,769
Arkansas — 0.4%
Springdale, Water & Sewer, RB
5.000%, 09/01/2027	250	263
5.000%, 09/01/2028	200	215
5.000%, 09/01/2029	350	383
5.000%, 09/01/2031	350	386
West Memphis, Sales & Use Tax, RB, AGM
5.000%, 06/01/2029	1,630	1,757
		3,004
California — 4.4%
Alameda, Unified School District, Ser A, GO, AGM
0.000%, 08/01/2026 (D)	1,000	979
Bay Area, Toll Authority, RB
1.550%, 04/01/2059 (A)(C)	5,350	5,350
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 12/01/2027	750	778
4.000%, 10/01/2052 (A)	2,710	2,753
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 11/01/2027	1,500	1,563
5.000%, 05/01/2028	1,650	1,733
5.000%, 11/01/2028	1,850	1,959
5.000%, 05/01/2029	1,750	1,867
California State, Community Choice Financing Authority, Clean Energy Project, Ser S, RB
4.000%, 12/01/2026	450	455

24	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Housing Finance Agency, Ser I, RB
5.000%, 05/01/2054 (A)	$5,500	$5,608
East County, Advanced Water Purification Joint Powers Authority, Ser S, RB
3.125%, 09/01/2026	1,310	1,316
Los Angeles, RB
5.000%, 06/25/2026	2,000	2,048
Northern California, Energy Authority, RB
5.000%, 08/01/2026	450	458
5.000%, 08/01/2027	700	725
Pittsburg, Redevelopment Agency Successor Agency, TA, AMBAC
0.000%, 08/01/2028 (D)	500	461
Rio, Elementary School District, GO, BAM
0.000%, 07/01/2028 (D)	505	467
San Mateo County, Community College District, Ser C, GO, NATL
0.000%, 09/01/2025 (D)	1,250	1,250
0.000%, 09/01/2029 (D)	500	455
Southern California, Public Power Authority, Canyon Power Project, Ser S, RB
3.700%, 07/01/2040 (A)	1,000	1,005
Southern California, Public Power Authority, Clean Energy Project, Ser A, RB
5.000%, 09/01/2030	350	372
5.000%, 04/01/2055 (A)	1,500	1,589
Tender Option Bond Trust Receipts, Ser 2025, RB
2.750%, 09/01/2048 (A)(C)(E)	500	500
		33,691
Colorado — 1.8%
Colorado State, Health Facilities Authority, Adventhealth Obligated Group Project, RB
5.000%, 11/15/2027	485	494
5.000%, 11/15/2058 (A)	480	510
Colorado State, Health Facilities Authority, Commonspirit Health, RB
5.000%, 11/01/2025	375	376
Colorado State, Health Facilities Authority, Commonspirit Health, Ser B-2, RB
5.000%, 08/01/2049 (A)	2,000	2,014
Colorado State, Health Facilities Authority, Intermountain Healthcare, RB
5.000%, 05/15/2062 (A)	615	654
Colorado State, School of Mines, Ser D, RB
3.500%, 12/01/2025 (A)	950	950
Colorado State, Science & Technology Park, Metropolitan District No. 1, Ser A, RB, AGM
5.000%, 12/01/2026	375	385
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.000%, 11/15/2028	$260	$278
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
5.000%, 12/01/2031	500	523
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2026	2,500	2,545
Jefferson County, School District R-1, GO
5.000%, 12/15/2030	2,065	2,172
Mirabelle Metropolitan District No. 2, Ser A, GO, AGC
5.000%, 12/01/2027	215	225
5.000%, 12/01/2028	235	250
5.000%, 12/01/2029	200	215
Regional Transportation District, Denver Transit Partners Eagle P3 Project, RB
3.000%, 01/15/2026	405	405
Thornton, Development Authority, East 144th Avenue & I-25 Project, TA
5.000%, 12/01/2028	1,260	1,343
Wildwing, Metropolitan District No. 5, GO, AGM
5.000%, 12/01/2027	140	146
5.000%, 12/01/2028	155	164
5.000%, 12/01/2029	165	178
5.000%, 12/01/2030	120	130
		13,957
Connecticut — 1.0%
Connecticut State, Housing Finance Authority, RB
3.650%, 11/15/2052 (A)	4,270	4,272
Norwalk, Housing Authority, Wall Street Place, RB
3.050%, 09/01/2058 (A)	3,330	3,341
West Haven, GO, BAM
5.000%, 02/15/2026	200	203
		7,816
Delaware — 0.0%
Delaware State, Housing Authority, Single Family Mortgage, Ser A, RB, GNMA/ FNMA/FHLMC
3.250%, 01/01/2026	285	286
District of Columbia — 1.4%
Deutsche Bank Spears, Tender Option Bond Trust Receipts, Ser DBE-8070, RB
3.030%, 08/01/2040 (A)(E)	4,800	4,800

SEI Tax Exempt Trust	25

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
District of Columbia, Housing Finance Agency, Belmont Crossing Phase II Project, RB
5.000%, 03/01/2029 (A)	$3,750	$3,928
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
5.000%, 10/01/2029	500	540
5.000%, 10/01/2031	1,650	1,674
		10,942
Florida — 4.5%
Alachua County, Housing Finance Authority, RB
3.300%, 12/01/2029 (A)	7,250	7,307
Florida Insurance Assistance Interlocal Agency, Ser A-1, RB
5.000%, 09/01/2028	2,000	2,046
Gainesville, Utilities System Revenue Authority, Ser B, RB
2.450%, 10/01/2042 (A)	8,080	8,080
Lee County, Industrial Development Authority, Shell Point, RB
4.000%, 11/15/2025	210	210
Miami-Dade County, Aviation Revenue, Ser A, AMT, RB
5.000%, 10/01/2028	1,500	1,598
Miami-Dade County, Aviation Revenue, Ser B, RB
5.000%, 10/01/2025	1,600	1,603
Miami-Dade County, Expressway Authority, Ser B, RB
5.000%, 07/01/2028	1,000	1,002
Miami-Dade County, Housing Finance Authority, Homestead Gardens Phase I, RB
3.400%, 01/01/2045 (A)	5,000	5,041
Miami-Dade County, Housing Finance Authority, Rainbow Village Project, Ser B, RB, FHA
3.550%, 03/01/2029 (A)	1,000	1,019
Palm Beach County, Educational Facilities Authority, Palm Beach Atlantic University, RB
4.000%, 10/01/2025	235	235
Pasco County, H Lee Moffitt Cancer Center & Research Institute, RB, AGM
5.250%, 09/01/2027	300	315
Polk County, Housing Finance Authority, Episcopal Catholic Apartments, RB, FHA
4.150%, 12/01/2040 (A)	3,000	3,026
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
South Miami, Health Facilities Authority, Baptist Health South Florida, RB
5.000%, 08/15/2032	$3,000	$3,329
		34,811
Georgia — 6.0%
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB, NATL
5.500%, 11/01/2027	2,175	2,254
Bartow County, Development Authority, Solid Waste Disposal Facility, Georgia Power Company Plant Bowen Project, AMT, RB
2.350%, 11/01/2062 (A)	2,365	2,365
Burke County, Development Authority, Pollution Control, Georgia Power Company Plant Vogtle Project, RB
3.875%, 10/01/2032 (A)	1,000	1,004
3.300%, 12/01/2049 (A)	3,280	3,297
2.450%, 11/01/2052 (A)	1,000	1,000
Columbus County, Housing Authority, Columbus Gardens Project, RB, FHA
5.000%, 04/01/2028 (A)	1,250	1,292
Dalton, Housing Authority, Mountain Woods Apartment Project, RB, FHA
5.000%, 11/01/2027 (A)	4,032	4,134
Decatur, Housing Authority, Multifamily Housing Revenue, Calvin Court Project, RB
3.600%, 08/01/2028 (A)	2,865	2,910
Floyd County, Development Authority, Pollution Control, Georgia Power Company Plant Hammond Project, RB
2.350%, 09/01/2026 (A)	3,000	3,000
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 06/01/2027	1,100	1,134
5.000%, 05/01/2054 (A)	6,000	6,408
4.000%, 03/01/2026	500	503
4.000%, 09/01/2026	415	419
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 03/01/2026	850	858
5.000%, 09/01/2026	850	866
5.000%, 03/01/2027	400	412
Georgia State, Main Street Natural Gas, Ser C, RB
4.000%, 03/01/2050 (A)	1,285	1,292
4.000%, 05/01/2052 (A)	1,540	1,562
4.000%, 08/01/2052 (A)(E)	4,000	3,997
Georgia State, Main Street Natural Gas, Ser D, RB
5.000%, 04/01/2054 (A)	2,260	2,408

26	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Georgia State, Main Street Natural Gas, Ser E, RB
5.000%, 12/01/2027	$2,605	$2,708
Monroe County, Development Authority, Georgie Power Company Project, Plant Scherer, RB
3.350%, 11/01/2048 (A)	2,000	2,016
Savannah, Housing Authority, The Pines at Garden City Project, RB
5.000%, 03/01/2028 (A)	610	630
		46,469
Guam — 0.4%
Guam, Antonio B. Won Pat International Airport Authority, Ser B, RB
5.000%, 10/01/2031	200	216
Guam, Business Priviledge Tax, Ser G, RB
5.000%, 01/01/2028	1,335	1,394
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2027	710	737
5.000%, 07/01/2028	800	845
		3,192
Illinois — 7.0%
Chicago, Midway International Airport, Ser B, RB
5.000%, 01/01/2030	575	630
5.000%, 01/01/2031	230	255
Chicago, Multi-Family Housing, The Ave SW Project, RB
3.200%, 10/01/2028 (A)	2,465	2,486
Chicago, Multi-Family Housing, United Yards 1A Project, RB
3.500%, 08/01/2027 (A)	1,005	1,010
Chicago, Ser A, GO
5.000%, 01/01/2027	1,265	1,291
5.000%, 01/01/2029	1,500	1,574
Chicago, Ser B, GO
5.000%, 01/01/2031	1,000	1,061
Chicago, Ser B-EXCHANGE, GO
4.000%, 01/01/2030	1,000	1,014
Chicago, Wastewater Transmission, RB, BAM
5.000%, 01/01/2029	675	726
Cook County, Ser A, GO
5.000%, 11/15/2030	1,000	1,024
Geneva, GO
4.000%, 02/01/2026	400	402
Granite, Solid Waste Disposal, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027	4,100	3,944
Illinois State, Finance Authority, American Water Capital Corp Project, RB
3.875%, 05/01/2040 (A)	1,000	981
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Field Museum of Natural History, RB
4.223%, 11/01/2034 (A)	$1,905	$1,903
Illinois State, Finance Authority, Noble Network of Charter Schools, RB
5.000%, 09/01/2027	490	509
5.000%, 09/01/2028	515	543
Illinois State, Finance Authority, Northshore University Health System, RB
2.450%, 08/15/2049 (A)	4,600	4,600
Illinois State, Finance Authority, Southern Illinois Healthcare Enterprises, RB
5.000%, 03/01/2028	410	421
Illinois State, Finance Authority, The Chicago School, RB
5.000%, 04/01/2027	300	309
5.000%, 04/01/2028	400	419
Illinois State, Finance Authority, University of Chicago, Medical Center, RB
5.000%, 08/15/2054 (A)	1,880	2,049
Illinois State, Finance Authority, Waste Management Inc Project, AMT, RB
4.600%, 10/01/2053 (A)	5,500	5,519
Illinois State, Housing Development Authority, Homeowner Mortgage, Ser C, RB
2.300%, 02/01/2026	1,000	995
Illinois State, Housing Development Authority, Leyden Senior Apartments, RB
3.380%, 07/01/2045 (A)	1,250	1,257
Illinois State, Sales Tax Revenue, Ser A, RB, BAM
5.000%, 06/15/2031	1,000	1,049
Illinois State, Ser A, GO
5.000%, 10/01/2025	1,000	1,002
5.000%, 11/01/2026	2,740	2,814
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,590	3,687
Illinois State, Sports Facilities Authority, RB, AGM
5.000%, 06/15/2027	1,500	1,503
Illinois State, Toll Highway Authority, Ser C, RB
5.000%, 01/01/2029	270	270
5.000%, 01/01/2036	165	165
Jefferson County, Township High School District No. 201 Mt Vernon, Ser A, GO
6.500%, 12/30/2030	1,085	1,264
Macon & De Witt Counties, Community Unit School District No. 2 Maroa-Forsyth, Ser C, GO, BAM
4.000%, 12/01/2025	1,260	1,263

SEI Tax Exempt Trust	27

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2031	$1,500	$1,538
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
4.000%, 12/15/2026	1,000	1,015
Sales Tax Securitization, RB
5.000%, 01/01/2030	1,000	1,046
Springfield, GO
5.000%, 12/01/2027	1,200	1,260
University of Illinois, University of Illinios Health Services Facilities System, RB
5.000%, 10/01/2027	375	391
5.000%, 10/01/2028	475	505
Will County, Community Unit School District No. 201-U Crete-Monee, Ser U-A, GO, BAM
5.000%, 01/01/2028	350	368
		54,062
Indiana — 1.3%
Indiana State, Finance Authority, Indianapolis Power, AMT, RB
0.950%, 12/01/2038 (A)	2,000	1,971
Indiana State, Finance Authority, Southern Indiana Gas and Electric Company Projects, RB
3.550%, 05/01/2037 (A)	1,930	1,951
Indiana State, Municipal Power Agency, Ser A, RB, AGC
5.000%, 01/01/2027	1,865	1,931
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority Project, AMT, RB
5.000%, 01/01/2026	1,085	1,094
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Public Transportation Corporation Project, RB
5.000%, 07/15/2026	600	613
5.000%, 01/15/2029	450	488
Westfield, Redevelopment Authority, RB
5.000%, 07/01/2027	480	500
Westfield-Washington, Multi-School Building, Ser A, RB, BAM
5.000%, 01/15/2029	900	970
Westfield-Washington, School District, GO
6.000%, 01/15/2026	340	343
		9,861
Iowa — 2.2%
Iowa State, Finance Authority, Gevo NW Iowa Renewable Natural Gas Project, AMT, RB
3.875%, 01/01/2042 (A)(C)	820	821
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, Mortgage-Backed Securities Program, Ser E, RB, GNMA/FNMA/FHLMC
2.600%, 01/01/2049 (A)	$100	$100
Iowa State, Finance Authority, UnityPoint Health Project, RB
2.150%, 02/15/2039 (A)(C)	1,500	1,500
2.150%, 07/01/2041 (A)(C)	14,200	14,200
		16,621
Kansas — 1.1%
Kansas State, Development Finance Authority, University of Kansas Project, Ser A, RB
5.000%, 05/01/2027	1,235	1,236
Manhattan, GO, BAM
5.000%, 06/15/2028	2,000	2,032
Topeka, Ser A, GO
3.000%, 10/01/2026	2,600	2,606
Valley Center, Ser 1, GO
4.375%, 12/01/2025	2,405	2,407
		8,281
Kentucky — 4.5%
Kentucky State, Housing Corporation, Beecher Terrace Phase IV Project, RB, FHA
5.000%, 09/01/2043 (A)	4,315	4,362
Kentucky State, Interlocal School Transportation Association, COP
4.000%, 03/01/2028	1,200	1,235
Kentucky State, Public Energy Authority, Ser A, RB
5.250%, 06/01/2055 (A)	17,000	18,100
5.000%, 07/01/2026	450	457
Rural Water Financing Agency, RB
3.700%, 05/01/2027	2,000	2,000
Rural Water Financing Agency, Ser S, RB
3.050%, 05/01/2027	2,000	2,000
Trimble County, Environmental Facilities, AMT, RB
4.700%, 06/01/2054 (A)	750	760
Trimble County, Environmental Facilities, Louisville Gas and Electric Company Project, AMT, RB
4.700%, 06/01/2054 (A)	750	759
University of Louisville, Ser D, RB
5.000%, 03/01/2030	3,140	3,208
University of Louisville, Ser F, RB
5.000%, 03/01/2027	2,000	2,072
		34,953

28	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Louisiana — 1.4%
Louisiana State, Gasoline & Fuels Tax Revenue, Ser A, RB
3.573%, 05/01/2043 (A)	$1,925	$1,921
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Louisiana Insurance Guaranty Association Project, RB
5.000%, 08/15/2026	1,355	1,385
5.000%, 08/15/2027	1,000	1,040
Louisiana State, Offshore Terminal Authority, Ser A, RB
4.150%, 09/01/2027	2,500	2,538
Louisiana State, Public Facilities Authority, Air Products & Chemicals Inc Project, Ser C, RB
2.450%, 12/01/2043 (A)	2,200	2,200
St. John the Baptist Parish, Marathon Oil Project, RB
3.300%, 06/01/2037 (A)	1,000	1,008
St. John the Baptist Parish, Marathon Oil Project, Sub-Ser, RB
2.375%, 06/01/2037 (A)	1,000	995
		11,087
Maryland — 0.3%
Maryland State, Health & Higher Educational Facilities Authority, Frederick Heath System, RB
5.000%, 07/01/2026	450	457
Maryland State, Stadium Authority, Football Stadium, Ser A, RB
5.000%, 03/01/2026	410	415
5.000%, 03/01/2028	1,220	1,296
		2,168
Massachusetts — 1.7%
Massachusetts State, Development Finance Agency, Partners Health Care System, RB
5.000%, 07/01/2027	1,490	1,491
Massachusetts State, Development Finance Agency, Waste Management Inc Project, AMT, RB
1.250%, 05/01/2027 (E)	2,500	2,405
Massachusetts State, Development Finance Agency, Wellforce Inc, Ser C, RB, AGM
5.000%, 10/01/2027	435	456
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2026	1,000	1,016
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Health & Educational Facilities Authority, Partners Health Care System, Ser G, RB, AGM
3.100%, 07/01/2042 (A)	$1,325	$1,325
Metrowest, Regional Transit Authority, RB
3.375%, 09/11/2026	6,775	6,794
		13,487
Michigan — 2.1%
Michigan State, Finance Authority, Henry Ford Health, Detroit South Campus, Central Utility Plant Project, RB
5.000%, 08/31/2027	355	369
Michigan State, Hospital Finance Authority, Trinity Health Credit Group, Ser C-, RB
5.000%, 12/01/2025	1,050	1,056
Michigan State, Housing Development Authority, Clark Road Senior Apartments Project, RB
4.500%, 12/01/2042 (A)	5,500	5,552
Michigan State, Housing Development Authority, Rental Housing, Ser A, RB
3.300%, 04/01/2026	5,950	5,951
Michigan State, Strategic Fund, Consumers Energy Company Project, AMT, RB
0.875%, 04/01/2035 (A)	900	859
Wayne County, Airport Authority, Ser F, AMT, RB
5.000%, 12/01/2027	2,235	2,240
		16,027
Minnesota — 2.0%
Center City, Health Care Facilities, Hazelden Betty Ford Foundation Project, RB
5.000%, 11/01/2030	250	272
Gibbon, Independent School District No. 2365, Ser A, GO
6.000%, 02/01/2026	280	284
6.000%, 02/01/2027	200	209
Kiester, Ser A, GO
3.625%, 12/01/2026	1,710	1,713
Maple Grove, Health Care Facilities Revenue, North Memorial Health Care, RB
5.000%, 09/01/2029	2,830	2,833
Minneapolis, Allina Health System, Ser A, RB
5.000%, 11/15/2052 (A)	2,000	2,118
Minneapolis, Fairview Health Services, Ser A, RB
5.000%, 11/15/2026	1,310	1,314

SEI Tax Exempt Trust	29

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Minneapolis-St. Paul, Metropolitan Airports Commission, Sub-Ser S, AMT, RB
5.000%, 01/01/2026	$450	$453
Minnesota State, Higher Education Facilities Authority, Ser A, RB
5.000%, 10/01/2025	335	336
Minnesota State, Housing Finance Agency, Ser C, AMT, RB, GNMA/FNMA/FHLMC
1.200%, 01/01/2027	570	549
1.050%, 07/01/2026	1,145	1,120
0.950%, 01/01/2026	1,140	1,129
Minnesota State, Rural Water Finance Authority, Public Projects Construction, RB
3.300%, 08/01/2026	1,000	1,002
Roseville, Independent School District No. 623, Ser A, COP
5.000%, 04/01/2026	500	505
Saint Paul, Housing & Redevelopment Authority, Health Care System, Fairview Health Services, RB
5.000%, 11/15/2029	705	731
Woodbury, Housing & Redevelopment Authority, Multifamily Housing, Reserve at Settlers Ridge, RB
3.200%, 02/01/2046 (A)	995	1,001
		15,569
Missouri — 0.5%
Barry County, Law Enforcement Center Project, COP
5.000%, 10/01/2027	580	601
Jackson County, RB
5.000%, 12/01/2027	1,110	1,170
Missouri State, Health & Educational Facilities Authority, Lutheran Senior Services Projects, RB
5.000%, 02/01/2030	1,200	1,271
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
5.000%, 11/15/2026	620	631
		3,673
Nebraska — 0.6%
Central Plains, Energy Project, Ser A, RB
5.000%, 05/01/2054 (A)	1,000	1,058
Douglas County, Hospital Authority No. 3, Nebraska Methodist Health System, RB
5.000%, 11/01/2027	1,260	1,265
Gretna, COP
5.000%, 12/15/2025	2,000	2,003
		4,326
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Hampshire — 0.7%
New Hampshire State, Business Finance Authority, Waste Management Inc Project, AMT, RB
4.000%, 10/01/2033 (A)	$1,500	$1,500
New Hampshire State, Housing Finance Authority, Ser 4, RB, FHA
3.700%, 01/01/2027	1,870	1,883
3.625%, 04/01/2026	1,750	1,754
New Hampshire State, National Finance Authority, Pollution Control, New York State Electric & Gas Corporation Project, AMT, RB
4.000%, 12/01/2028	525	534
		5,671
New Jersey — 2.4%
Haddonfield, Public Schools District, GO
1.000%, 04/15/2027	1,725	1,676
1.000%, 04/15/2028	1,370	1,308
1.000%, 04/15/2029	1,396	1,308
New Jersey State, Economic Development Authority, Municipal Rehabilitation, Ser S, RB
5.250%, 04/01/2026 (A)	3,500	3,551
New Jersey State, Economic Development Authority, School Facilities Construction, RB
3.980%, 09/01/2025 (A)	1,050	1,050
New Jersey State, Economic Development Authority, School Facilities Construction, Ser GGG, RB
5.250%, 09/01/2025 (E)	1,000	1,000
New Jersey State, Economic Development Authority, Ser A, RB
4.125%, 06/15/2026	860	860
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas, RB
5.000%, 07/01/2029	1,830	1,867
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2025	2,850	2,863
New Jersey State, Transportation Trust Fund Authority, Ser C, RB, AGM
0.000%, 12/15/2029 (D)	1,390	1,231
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2033	1,200	1,228
Winslow, GO
2.000%, 03/01/2029	875	851
		18,793

30	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Mexico — 0.4%
Farmington, Pollution Control Revenue Bonds, San Juan Project, RB
3.900%, 06/01/2040 (A)	$1,000	$1,018
New Mexico State, Municipal Energy Acquisition Authority, Gas Supply, RB
5.000%, 06/01/2054 (A)	500	533
Santa Fe County, Multifamily Housing, Cresta Ranch Apartments, RB
3.290%, 12/10/2049 (A)	1,500	1,509
		3,060
New York — 5.4%
Buffalo, Municipal Housing Authority, RB, FHA
2.650%, 07/01/2031	690	634
Ithaca, GO
4.250%, 02/13/2026	2,000	2,008
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2052 (A)	1,435	1,484
3.000%, 09/01/2049 (A)	4,470	4,461
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2030	900	997
Metropolitan New York, Transportation Authority, Ser A2, RB
5.000%, 11/15/2027	1,500	1,544
New York City, Housing Development Authority, RB, FHA
3.400%, 11/01/2062 (A)	5,000	5,001
New York City, Housing Development Authority, Ser E-2, RB
3.800%, 11/01/2063 (A)	3,000	3,046
New York City, Ser 2-REM, GO
2.300%, 04/01/2042 (A)	2,100	2,100
New York City, Ser A, GO
5.000%, 08/01/2030	1,250	1,381
New York City, Sub-Ser E-5, GO
2.250%, 03/01/2048 (A)(C)	3,100	3,100
New York City, Sub-Ser, GO
2.300%, 10/01/2046 (A)	725	725
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser, RB
2.250%, 05/01/2047 (A)	1,950	1,950
2.250%, 08/01/2052 (A)	2,050	2,050
New York City, Water & Sewer System, Finance Authority, RB
2.450%, 06/15/2050 (A)	100	100
New York State, Housing Finance Agency, Sustainability Bonds, RB, FHA
3.450%, 05/01/2062 (A)	380	380
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Housing Finance Agency, Sustainability Bonds, Ser A-2, RB
3.450%, 06/15/2054 (A)	$1,000	$1,013
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2026	1,000	1,025
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	800	804
5.000%, 12/01/2026	1,000	1,030
Niagara, Frontier Transportation Authority, AMT, RB
5.000%, 04/01/2028	1,045	1,088
North Hempstead, Ser B, GO
4.000%, 09/19/2025	3,000	3,002
Triborough, Bridge & Tunnel Authority, MTA Bridges and Tunnels, RB
5.000%, 12/01/2028	1,000	1,083
Triborough, Bridge & Tunnel Authority, Sub-Ser, RB
5.000%, 05/15/2050 (A)	1,500	1,524
		41,530
North Carolina — 2.9%
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, RB
2.300%, 01/15/2042 (A)(C)	2,000	2,000
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser C-REM, RB
3.450%, 01/15/2048 (A)	1,000	1,001
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser E, RB
0.800%, 01/15/2048 (A)	1,000	996
Charlotte-Mecklenburg, Hospital Authority, Atrium Health Group, Ser H, RB
2.400%, 01/15/2048 (A)	14,500	14,500
Durham, Housing Authority, 500 East Main, RB, FHA
3.625%, 04/01/2029 (A)	3,575	3,629
		22,126
North Dakota — 0.7%
Cass County, Joint Water Resource District, Ser A, RB
3.450%, 04/01/2027	5,000	5,006

SEI Tax Exempt Trust	31

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Grand Forks, Altru Health System, Ser A, RB, AGM
5.000%, 12/01/2026	$100	$103
5.000%, 12/01/2027	125	130
5.000%, 12/01/2028	125	133
		5,372
Ohio — 2.9%
Allen County, Hospital Facilities Revenue, RB
5.000%, 10/01/2049 (A)	3,500	3,608
American Municipal Power, R.I.C.E. Peaking Project, RB
5.000%, 02/15/2030	805	873
Cuyahoga County, Convention Hotel Project, COP
5.000%, 12/01/2026	845	869
Dayton, School District, COP
3.000%, 12/01/2025	170	170
Newark, GO
5.000%, 03/18/2026	1,900	1,918
Ohio State, Air Quality Development Authority, Duke Energy, AMT, RB
4.250%, 11/01/2039 (A)	1,500	1,528
Ohio State, Higher Educational Facility Commission, Xavier University 2024 Project, RB
5.000%, 05/01/2026	525	532
5.000%, 05/01/2028	700	739
5.000%, 05/01/2030	540	585
Ohio State, Housing Finance Agency, Community & Pendelton Apartments Project, RB
3.400%, 07/01/2042 (A)	2,600	2,617
Ohio State, Housing Finance Agency, Hitchcock Housing, Ser A, RB, FHA
5.000%, 04/01/2027 (A)	1,300	1,316
Ohio State, Housing Finance Agency, Pebble Brooke Apartments Project, RB
3.350%, 07/01/2043 (A)	1,300	1,313
Ohio State, Housing Finance Agency, Terrace Gardens, Ser A, RB, FHA
4.000%, 12/01/2027 (A)	3,075	3,120
Ohio State, University Hospitals Health System, RB
2.900%, 01/15/2045 (A)	2,000	2,000
Put-in-Bay Village, GO
4.750%, 10/29/2025	1,000	1,002
		22,190
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Oklahoma — 2.6%
Creek County, Educational Facilities Authority, Bristow Public Schools Project, RB
5.000%, 09/01/2025	$1,645	$1,645
Mcintosh County, Educational Facilities Authority, Eufaula Public Schools Project, RB
5.000%, 09/01/2028	340	358
Oklahoma County, Finance Authority, Educational Facilities Lease, Western Heights Public Schools Project, RB
5.000%, 09/01/2028	1,365	1,420
Oklahoma State, Development Finance Authority, Ser A, RB
5.000%, 08/15/2031	810	810
Tulsa County, Industrial Authority, Educational Facilities, Broken Arrow Public Schools Project, RB
5.000%, 09/01/2029	350	382
5.000%, 09/01/2030	375	414
Tulsa, Ser A, GO
0.050%, 01/01/2026	9,095	9,015
0.050%, 01/01/2027	5,735	5,541
University of Oklahoma, Ser A, RB, BAM
5.000%, 07/01/2026	330	337
Washington County, Educational Facilities Authority, Dewey Public Schools Project, RB
5.000%, 09/01/2025	400	400
		20,322
Oregon — 0.8%
Lane County, School District No. 1 Pleasant Hill, Ser B-CABS, GO
0.000%, 06/15/2027 (D)	350	332
Marion & Polk County, Salem-Keizer School District No. 24J, Ser B, GO
0.000%, 06/15/2026 (D)	3,270	3,202
Multnomah County, School District No. 40, Ser A, GO
0.000%, 06/15/2026 (D)	250	245
0.000%, 06/15/2028 (D)	395	365
Oregon State, Business Development Commission, Intel Corporation Project, Ser 232-RE, RB
3.800%, 12/01/2040 (A)	1,000	1,015
Port of Portland, Airport Revenue, Ser THIRTY-B, AMT, RB
5.000%, 07/01/2027	665	690
		5,849

32	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania — 2.7%
Allegheny County, Hospital Development Authority, University of Pittsburgh Medical Center, Ser Senior D2-E-REMK, RB
3.330%, 11/15/2047 (A)	$3,000	$2,969
Bethlehem, School District Authority, RB
3.291%, 01/01/2032 (A)	570	569
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
2.625%, 02/15/2027	1,000	1,001
Lycoming County, College Revenue Authority, Lycoming College Project, RB
3.850%, 11/01/2035 (A)	2,000	2,011
Monroeville, Finance Authority, University of Pittsburgh Medical Center, Ser C, RB
5.000%, 05/15/2028	570	606
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2033	2,550	2,600
Pennsylvania State, Economic Development Financing Authority, Rapid Bridge Replacement Project, AMT, RB
5.000%, 12/31/2030	640	647
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, Ser A, RB, AGM
5.000%, 05/01/2029	1,500	1,617
Pennsylvania State, Housing Finance Agency, Ser 120, RB
2.350%, 04/01/2027	1,295	1,274
Pennsylvania State, Public School Building Authority, School District of Philadelphia, RB
5.000%, 06/01/2027	1,500	1,535
Pennsylvania State, Turnpike Commission, RB
3.480%, 07/15/2041 (A)	2,500	2,496
Pennsylvania State, Turnpike Commission, Ser A, RB
4.000%, 12/01/2025	1,075	1,079
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,155	1,207
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2029	295	301
Scranton-Lackawanna, Health & Welfare Authority, University of Scranton, RB
5.000%, 11/01/2027	310	323
5.000%, 11/01/2028	400	425
		20,660
Rhode Island — 0.6%
Pawtucket, GO
4.500%, 10/24/2025	4,000	4,005
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Providence, Public Building Authority, Capital Improvement Program Projects, RB, AGC
5.000%, 09/15/2029	$850	$921
		4,926
South Carolina — 0.3%
South Carolina State, Housing Finance & Development Authority, Settlement Manor Apartments Project, RB
5.000%, 11/01/2028 (A)	1,250	1,307
South Carolina State, Public Service Authority, Santee Cooper, Ser A, RB
5.000%, 12/01/2030	675	746
		2,053
Tennessee — 3.2%
Chattanooga, Health Educational & Housing Facility Board, One Westside Phase 1B Project, RB
3.600%, 06/01/2048 (A)	2,500	2,536
Chattanooga, Health Educational & Housing Facility Board, Shallowford Project, RB, FHA
3.800%, 12/01/2029 (A)	2,000	2,022
Franklin, Health & Educational Facilities Board, Multifamily Housing, Harpeth Hills Apartments Project, RB, FHA
3.600%, 11/01/2029 (A)	1,500	1,520
Johnson City, Health & Educational Facilities Board, Ballad Health, Ser A, RB
5.000%, 07/01/2027	400	416
5.000%, 07/01/2028	400	424
Knox County, Health Educational & Housing Facility Board, Westview Towers Project, RB, FHA
3.950%, 12/01/2027 (A)	500	501
Shelby County, Health Educational & Housing Facility Board, Methodist Le Bonheur Healthcare, RB
5.000%, 05/01/2031	260	267
Tennergy, Gas Supply, Ser A, RB
5.500%, 10/01/2053 (A)	1,000	1,064
Tennergy, RB
5.000%, 06/01/2028	275	289
5.000%, 06/01/2029	825	878
5.000%, 10/01/2054 (A)	7,500	7,914
Tennergy, Ser A, RB
5.500%, 12/01/2027	750	784
5.250%, 12/01/2026	700	717
Tennessee State, Energy Acquisition, RB
4.000%, 11/01/2049 (A)	2,000	2,005

SEI Tax Exempt Trust	33

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Williamson County, Industrial Development Board, Wood Duck Court Apartments, RB, FHA
5.000%, 05/01/2042 (A)	$3,060	$3,135
		24,472
Texas — 15.3%
Arlington, Higher Education Finance, Trinity Basein Preparatory, RB, PSF-GTD
5.000%, 08/15/2026	320	327
Arlington, Housing Finance, RB
4.500%, 04/01/2041 (A)	5,000	5,047
3.500%, 11/01/2043 (A)	1,000	1,001
Central Texas, Turnpike System, Ser B, RB
5.000%, 08/15/2042 (A)	3,000	3,233
Conroe, Municipal Management District No. 1, GO, BAM
6.500%, 09/01/2025	670	670
6.500%, 09/01/2026	390	404
6.500%, 09/01/2027	635	679
6.500%, 09/01/2028	245	270
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Rosemont at Ash Creek Apartments, RB, FHA
5.000%, 07/01/2026 (A)	2,750	2,764
Dallas City, Housing Finance Corporation, Multifamily Housing Revenue, Waterford at Goldmark, RB
3.300%, 01/01/2043 (A)	8,710	8,769
Dallas City, Kay Bailey Hutchinson Convention Center, Special Tax
6.000%, 08/15/2053 (A)(E)	1,500	1,503
Denton County, GO
4.000%, 07/15/2027	740	741
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2026	1,025	1,050
Denton, Independent School District, Ser B1, GO, PSF-GTD
4.000%, 08/15/2055 (A)	1,300	1,340
Ector County, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/15/2049 (A)	1,000	1,026
El Paso, Independent School District, Ser R, GO
5.000%, 02/01/2040 (A)	1,960	1,977
Fort Bend County, Municipal Utility District No. 162, GO, BAM
5.500%, 09/01/2027	520	545
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Fort Bend County, Municipal Utility District No. 222, GO, AGM
6.000%, 07/01/2027	$290	$306
6.000%, 07/01/2028	305	331
6.000%, 07/01/2029	315	350
6.000%, 07/01/2030	335	379
5.000%, 07/01/2031	350	387
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
4.000%, 08/01/2054 (A)	2,000	2,045
0.720%, 08/01/2051 (A)	805	785
Galveston, Wharves & Terminal Revenue, Ser B, RB
5.000%, 08/01/2028	250	265
5.000%, 08/01/2029	300	323
5.000%, 08/01/2030	300	327
Greater Texoma, Utility Authority, RB, AGM
4.000%, 10/01/2027	385	396
4.000%, 10/01/2028	525	547
Harris County, Cultural Education Facilities Finance, Texas Medical Center, Ser A, RB
5.000%, 05/15/2050 (A)	1,000	1,081
Harris County, Health Facilities Development Authority, Methodist Hospital Project, Ser A2, RB
2.450%, 12/01/2041 (A)	1,800	1,800
Harris County, Hospital District, GO
5.000%, 02/15/2028	750	794
Harris County, Houston Sports Authority, Ser B, RB, AGC
5.000%, 11/15/2025	585	588
5.000%, 11/15/2026	740	760
Harris County, Municipal Utility District No. 1, GO, AGM
4.000%, 09/01/2025	635	635
4.000%, 09/01/2026	665	674
4.000%, 09/01/2027	695	710
4.000%, 09/01/2028	725	746
4.000%, 09/01/2029	755	774
Harris County, Municipal Utility District No. 165, GO, BAM
5.500%, 03/01/2026	305	309
5.500%, 03/01/2027	320	331
5.500%, 03/01/2028	335	355
5.125%, 03/01/2029	350	374
5.000%, 03/01/2030	365	393
Harris County, Municipal Utility District No. 238, GO, NATL
4.000%, 04/01/2030	710	713

34	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Harris County, Municipal Utility District No. 502, GO, BAM
7.250%, 09/01/2025	$455	$455
7.250%, 09/01/2026	470	491
7.250%, 09/01/2027	480	521
7.250%, 09/01/2028	495	557
Harris-Waller Counties, Municipal Utility District No. 4, GO, AGC
6.500%, 11/01/2026	695	723
6.500%, 11/01/2027	735	792
6.500%, 11/01/2028	765	850
6.500%, 11/01/2029	805	918
6.500%, 11/01/2030	840	978
Harris-Waller Counties, Municipal Utility District No. 4, GO, BAM
7.250%, 11/01/2025	115	116
7.250%, 11/01/2026	230	241
7.250%, 11/01/2027	350	381
7.250%, 11/01/2028	345	388
7.250%, 11/01/2029	390	453
Hays, Consolidated Independent School District, GO, PSF-GTD
5.000%, 02/15/2029	750	814
Highway 380, Municipal Management District No. 1, GO, BAM
5.500%, 05/01/2026	360	367
5.500%, 05/01/2027	375	392
5.500%, 05/01/2028	390	416
5.000%, 05/01/2030	420	457
Houston, East Downtown, Redevelopment Authority, TA
5.000%, 09/01/2025	295	295
Houston, Hotel Occupancy Tax & Special Revenue, RB
5.000%, 09/01/2025	1,000	1,000
5.000%, 09/01/2030	1,000	1,002
Hutto, Independent School District, GO, PSF-GTD
4.000%, 02/01/2055 (A)	1,435	1,484
Katy, Independent School District, GO, PSF-GTD
4.000%, 08/15/2050 (A)	2,195	2,223
Kaufman County, Municipal Utility District No. 5, GO, BAM
5.000%, 03/01/2026	300	303
5.000%, 03/01/2028	305	319
Lubbock, Water & Wastewater System, RB
5.000%, 02/15/2028	355	377
Midland County, Hospital District, Ser A, RB, BAM
5.000%, 05/15/2029	800	868
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montgomery County, Municipal Utility District No. 140, GO, AGM
5.750%, 09/01/2026	$175	$180
5.750%, 09/01/2027	185	195
5.750%, 09/01/2028	195	210
5.750%, 09/01/2029	205	225
5.375%, 09/01/2030	220	242
Montgomery County, Municipal Utility District No. 186, GO, AGM
5.500%, 12/01/2026	250	259
5.500%, 12/01/2027	250	263
5.500%, 12/01/2028	250	269
5.250%, 12/01/2029	250	271
New Hope, Cultural Education Facilities, Westminster Project, RB
5.000%, 11/01/2027	345	356
5.000%, 11/01/2028	440	461
5.000%, 11/01/2029	570	604
North Texas, Tollway Authority, Ser A, RB
5.000%, 01/01/2026	1,905	1,921
5.000%, 01/01/2027	1,665	1,724
Northside, Independent School District, GO, PSF-GTD
3.550%, 06/01/2050 (A)	1,500	1,524
Northside, Independent School District, Ser B, GO, PSF-GTD
3.450%, 08/01/2054 (A)	3,455	3,488
Plainview, Independent School District, Ser B-REMK, GO, PSF-GTD
4.000%, 02/15/2050 (A)	1,310	1,321
Port Arthur, Port Authority, GO, BAM
5.000%, 02/15/2026	200	202
Pottsboro, Independent School District, GO, PSF-GTD
4.000%, 02/15/2052 (A)	2,100	2,112
Round Rock, Independent School District, Ser A, GO, PSF-GTD
5.000%, 08/01/2044 (A)	1,000	1,095
San Antonio, Electric & Gas Systems Revenue, RB
3.650%, 02/01/2053 (A)	1,000	1,001
3.500%, 02/01/2048 (A)	2,500	2,499
San Antonio, Water System, Ser 2013F-REMK, RB
1.000%, 05/01/2043 (A)	1,120	1,090
Tarrant County, Cultural Education Facilities Finance, Baylor Scott & White Health Project, RB
5.000%, 11/15/2052 (A)	1,105	1,116
1.900%, 11/15/2050 (A)	2,800	2,800
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services Project, RB
5.000%, 11/15/2025	1,370	1,373

SEI Tax Exempt Trust	35

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Tarrant County, Housing Finance Corporation, Multifamily Housing, Wildwood Branch, RB
3.600%, 02/01/2043 (A)	$5,500	$5,569
Texas State, Affordable Housing Corporation, Norman Commons, RB
3.625%, 01/01/2045 (A)	940	950
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Gulfway Manor, RB, FHA
3.250%, 08/01/2028 (A)	3,600	3,604
Texas State, Department of Housing & Community Affairs, Multifamily Housing, Palladium Old FM 471, RB, FHA
3.050%, 09/01/2029 (A)	3,495	3,517
Texas State, Municipal Gas Acquisition & Supply I, Ser Senior B, RB
3.769%, 12/15/2026 (A)	675	675
Texas State, Municipal Gas Acquisition & Supply II, Ser C, RB
3.713%, 09/15/2027 (A)	2,975	2,979
Texas State, Municipal Gas Acquisition & Supply IV, Ser A, RB
5.250%, 01/01/2026	1,000	1,007
5.250%, 01/01/2028	3,185	3,340
Texas State, Municipal Gas Acquisition & Supply V, RB
5.000%, 01/01/2026	450	453
5.000%, 01/01/2027	750	769
Texax State, Public Facility Corporation, Multifamily Housing, Covington Acres, RB
3.340%, 02/01/2044 (A)	1,000	1,010
		117,679
Utah — 0.6%
Cache County, School District, GO
4.000%, 06/15/2030	1,500	1,516
Ogden, School District, GO
5.000%, 06/15/2026	1,250	1,276
Salt Lake City, Airport Revenue, Ser A, AMT, RB
5.000%, 07/01/2026	200	203
Utah State, Charter School Finance Authority, Summit Academy, Ser A, RB
5.000%, 04/15/2027	250	258
5.000%, 04/15/2029	200	213
5.000%, 04/15/2030	215	232
Utah State, Housing Corporation, Promontory Place Apartments, RB
3.400%, 02/01/2028 (A)	1,000	1,007
		4,705
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Virgin Islands — 0.3%
Virgin Islands, Matching Fund, Special Purpose Securitization, Ser A, RB
5.000%, 10/01/2026	$2,425	$2,448
Virginia — 1.4%
Albemarle County, Economic Development Authority, RB
2.250%, 10/01/2048 (A)	1,500	1,500
Fairfax County, Redevelopment & Housing Authority, Dominion Square North Project, RB
5.000%, 01/01/2045 (A)	50	52
Harrisonburg, Redevelopment & Housing Authority, Wesley Apartments Project, RB
4.000%, 12/01/2028 (A)	1,650	1,674
Isle of Wight County, Economic Development Authority, RB, AGM
5.000%, 07/01/2029	500	543
5.000%, 07/01/2030	550	606
Louisa, Industrial Development Authority, Virginia Electric and Power Company Project, RB
3.125%, 11/01/2035 (A)	3,435	3,437
Virginia State, Housing Development Authority, RB
3.625%, 07/01/2055 (A)	655	655
Virginia State, Housing Development Authority, Ser C, RB
3.900%, 01/01/2030	315	323
3.800%, 07/01/2029	355	365
Virginia State, Small Business Financing Authority, Pure Salmon Virginia LLC Project, AMT, RB
4.000%, 11/01/2052 (A)	2,000	2,001
		11,156
Washington — 1.5%
Central Puget Sound, Regional Transit Authority, Motor Vehicle Sales & Use Tax, Ser 2015S, RB
2.830%, 11/01/2045 (A)	6,000	5,958
Port of Seattle, AMT, RB
5.000%, 08/01/2026	1,525	1,556
5.000%, 07/01/2029	510	550
Port of Seattle, Ser A, AMT, RB
5.000%, 05/01/2029	1,595	1,648
Seattle, Housing Authority, Northgate Plaza Project, RB
1.000%, 06/01/2026	1,000	981

36	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Skagit County, Public Hospital District No. 1, RB
4.000%, 12/01/2026	$1,000	$1,009
		11,702
West Virginia — 0.4%
West Virginia State, Economic Development Authority, Appalachian Power Company Amos Project, RB
3.375%, 03/01/2040 (A)	1,000	1,009
West Virginia State, Housing Development Fund, Multifamily Housing, Five Points, RB
5.000%, 03/01/2027 (A)	2,315	2,339
		3,348
Wisconsin — 4.2%
Clayton, Ser B, RB
2.000%, 06/01/2026	1,155	1,144
Dane County, Airport Project, AMT, GO
5.000%, 06/01/2026	2,120	2,154
5.000%, 06/01/2027	2,230	2,310
Fort Atkinson, GO
4.000%, 02/01/2027	340	347
Milwaukee, Ser B3, GO
4.000%, 03/15/2028	1,115	1,116
Milwaukee, Ser N3, GO, AGM
5.000%, 04/01/2029	1,000	1,078
Milwaukee, Ser N-4, GO
5.000%, 04/01/2029	885	954
PMA Levy & Aid Anticipation Notes Program, Ser A, RB
5.000%, 09/24/2025	1,500	1,502
Slinger, Redevelopment Authority, Police Station Project, Ser A, RB
5.000%, 03/01/2030	75	82
University of Wisconsin, Hospitals & Clinics, Ser 2018B, RB
2.400%, 04/01/2048 (A)	3,000	3,000
Wisconsin State, Health & Educational Facilities Authority, Advocate Aurora Health Credit Group, Ser S, RB
5.000%, 08/15/2054 (A)	1,000	1,018
Wisconsin State, Health & Educational Facilities Authority, Forensic Science & Protective Medicine Collaboration Project, RB
5.000%, 08/01/2027 (E)	4,500	4,570
Wisconsin State, Health & Educational Facilities Authority, Hospital Sisters Credit Group, RB
5.000%, 08/15/2028	1,250	1,332
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Health & Educational Facilities Authority, Rogers Memorial Hospital, RB
5.000%, 07/01/2029	$310	$311
Wisconsin State, Health & Educational Facilities Authority, UnityPoint Health, Ser A, RB
5.000%, 12/01/2028	1,300	1,303
Wisconsin State, Housing & Economic Development Authority, Multifamily Housing, The Intersect Project, Ser I, RB
5.000%, 11/01/2058 (A)	1,250	1,288
Wisconsin State, Housing & Economic Development Authority, Ser A, RB
0.700%, 09/01/2025	1,245	1,245
Wisconsin State, Housing & Economic Development Authority, Ser B, RB
3.750%, 11/01/2055 (A)	3,500	3,534
Wisconsin State, Public Finance Authority, Duke Energy Progress Project, RB
3.300%, 10/01/2046 (A)	1,000	1,003
Wisconsin State, Public Finance Authority, Waste Management Inc Project, AMT, RB
1.100%, 04/01/2033 (A)	3,000	2,938
		32,229
Wyoming — 0.3%
Sublette County, Hospital District, Hospital Contruction Project, Ser A, RB
5.000%, 06/15/2026	2,000	2,001

Total Municipal Bonds
(Cost $773,924) ($ Thousands)		775,984

Total Investments in Securities — 100.6%
(Cost $773,924) ($ Thousands)		$775,984

Percentages are based on Net Assets of $770,978 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Zero coupon security.
(E)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $18,775 ($ Thousands), representing 2.4% of the Net Assets of the Fund.

As of August 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

SEI Tax Exempt Trust	37

SCHEDULE OF INVESTMENTS

August 31, 2025

Short Duration Municipal Fund (Concluded)

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

38	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2025

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.2%
California — 97.6%
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2025	$990	$990
Anaheim, Housing & Public Improvements Authority, Electric Utility Generation System Improvements, Ser S, RB
5.000%, 10/01/2034	1,000	1,041
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	1,000	1,041
Bay Area Toll Authority, Ser F-2, RB
5.000%, 04/01/2036	1,000	1,109
Bay Area Toll Authority, Sub-Ser S-11, RB
5.000%, 04/01/2036	2,000	2,267
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, Ser B, AMT, RB
5.000%, 07/01/2032	4,215	4,582
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.000%, 02/01/2055 (A)	4,500	4,845
5.000%, 08/01/2055 (A)	2,000	2,125
5.000%, 10/01/2055 (A)	3,000	3,153
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (A)	5,000	5,021
California State, Community Choice Financing Authority, Clean Energy Project, Ser D, RB
5.500%, 05/01/2054 (A)	1,000	1,060
California State, Community Choice Financing Authority, RB
5.000%, 03/01/2056 (A)	2,000	2,139
California State, Educational Facilities Authority, Chapman University Project, Ser A, RB
5.000%, 04/01/2029	400	438
5.000%, 04/01/2030	425	473
5.000%, 04/01/2031	470	530
California State, Educational Facilities Authority, Stanford University Project, Ser V-3, RB
5.000%, 06/01/2033	2,055	2,407
California State, GO
5.000%, 08/01/2031	3,485	3,644
5.000%, 11/01/2031	4,500	5,030
5.000%, 09/01/2032	1,000	1,147
5.000%, 09/01/2035	1,000	1,126
5.000%, 10/01/2035	5,000	5,598
4.000%, 08/01/2034	4,000	4,305
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
4.000%, 08/01/2035	$2,500	$2,504
California State, GO
Pre-Refunded @ 100
5.000%, 08/01/2027 (B)	15	16
California State, GO, AGM
5.250%, 08/01/2032	2,000	2,288
California State, Health Facilities Financing Authority, Adventis Health System, Ser S, RB
5.000%, 12/01/2036	2,500	2,621
5.000%, 12/01/2037	3,180	3,297
California State, Health Facilities Financing Authority, Children's Hospital of Orange County, RB
5.000%, 11/01/2054 (A)	1,000	1,127
California State, Health Facilities Financing Authority, Common Spirit Health, Ser A, RB
5.000%, 12/01/2035	1,000	1,101
5.000%, 12/01/2036	1,000	1,087
California State, Health Facilities Financing Authority, El Camino Health Services, Ser A, RB
5.000%, 02/01/2035	500	568
5.000%, 02/01/2036	200	224
5.000%, 02/01/2037	750	830
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser 2006-C, RB
5.000%, 06/01/2041 (A)	4,000	4,388
California State, Health Facilities Financing Authority, RB
5.250%, 10/01/2050 (A)	1,000	1,105
California State, Health Facilities Financing Authority, St. Joseph Health System, RB
5.000%, 10/01/2039 (A)	1,500	1,561
California State, Housing Finance Agency, Ser 2, RB
4.000%, 03/20/2033	860	872
California State, Housing Finance Agency, Ser A, RB
4.250%, 01/15/2035	1,356	1,384
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2030	3,000	3,360
California State, Infrastructure & Economic Development Bank, California Academy of Sciences, RB
3.250%, 08/01/2029	3,000	3,043
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, RB
5.000%, 11/01/2035	850	916

SEI Tax Exempt Trust	39

SCHEDULE OF INVESTMENTS

August 31, 2025

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 11/01/2037	$465	$488
California State, Infrastructure & Economic Development Bank, National Charter School Revolving Loan Fund, Ser B, RB
5.000%, 11/01/2031	535	584
5.000%, 11/01/2032	850	928
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2027	1,170	1,210
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2026	450	456
California State, Municipal Finance Authority, Eskaton Properties, RB
5.000%, 11/15/2034	1,275	1,370
5.000%, 11/15/2035	1,340	1,421
5.000%, 11/15/2036	1,410	1,484
California State, Municipal Finance Authority, Humangood Obligation Group, Ser A, RB
4.000%, 10/01/2029	1,260	1,271
California State, Municipal Finance Authority, Ignatius College Prep, Ser A, RB
5.000%, 09/01/2034	500	571
California State, Municipal Finance Authority, Orchard Park Student Housing Project, RB, BAM
5.000%, 05/15/2029	700	754
5.000%, 05/15/2030	900	981
California State, Municipal Finance Authority, RB
5.000%, 10/01/2036	1,000	1,061
California State, Municipal Finance Authority, Republic Services Inc Project, AMT, RB
4.375%, 09/01/2053 (A)	2,000	2,052
California State, Municipal Finance Authority, Ser A-1, RB
5.000%, 06/01/2056 (A)	2,000	2,122
California State, Municipal Finance Authority, UCR North District, Phase 1 Student Project, RB, BAM
5.000%, 05/15/2026	500	508
California State, Public Finance Authority, Healthcare Obligated Group, RB
5.000%, 08/01/2033	1,550	1,788
California State, Public Works Board, May Lee State Office Complex, Ser S, RB
5.000%, 04/01/2036	750	843
California State, Public Works Board, Various Capital Projects, RB
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 12/01/2035	$2,000	$2,220
California State, Public Works Board, Various Capital Projects, Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/2027 (B)	120	127
California State, School Finance Authority, Magnolia Public Schools Obligation, RB
4.250%, 07/01/2035 (C)	1,700	1,675
California State, Statewide Communities Development Authority, John Muir Health, Ser A, RB
5.000%, 12/01/2035	1,250	1,405
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser 2004-M, RB
5.000%, 04/01/2038 (A)	4,000	4,388
California State, Statewide Communities Development Authority, Sequoia Living Project, RB, CA MTG INS
5.000%, 07/01/2032	490	554
California State, Statewide Communities Development Authority, Student Housing, University of California, Irvine Campus Apartments, RB, BAM
4.000%, 05/15/2046	1,000	887
California State, University Revenue Systemwide, Ser 2016B-2, RB
0.550%, 11/01/2049 (A)	3,000	2,923
California State, Various Purpose, GO
5.000%, 10/01/2029	5,000	5,542
5.000%, 10/01/2030	1,230	1,353
Chabot-Las Positas, Community College District, Ser B, GO
3.000%, 08/01/2030	1,250	1,260
FHLMC Multifamily Certificates, Relating to Municipal Securities, Ser M-049, RB
3.050%, 04/15/2034	1,335	1,223
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026 (D)	1,500	1,531
Hesperia Community, Redevelopment Agency Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2029	2,275	2,442
Indio, Electric Financing Authority, Ser A, RB
5.000%, 01/01/2033	130	147
5.000%, 01/01/2034	175	197
5.000%, 01/01/2035	135	151
Inglewood, Redevelopment Agency Successor Agency, Merged Redevelopment Project, Sub-Ser, TA, BAM
5.000%, 05/01/2026	500	508
Long Beach, Bond Finance Authority, RB

40	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
5.000%, 08/01/2035	$500	$568
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/2030	545	617
Los Angeles County, Public Works Financing Authority, Ser H, RB
5.000%, 12/01/2035	2,000	2,291
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser G, AMT, RB
5.000%, 05/15/2034	1,500	1,600
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
5.000%, 05/15/2028	1,000	1,059
5.000%, 05/15/2029	3,000	3,234
Los Angeles, Department of Water & Power, Water System Revenue, Ser D, RB
5.000%, 07/01/2033	385	426
5.000%, 07/01/2034	545	597
5.000%, 07/01/2035	1,210	1,311
Los Angeles, Department of Water & Power, Water System Revenue, Ser E, RB
5.000%, 07/01/2035	6,225	6,866
Los Angeles, Municipal Improvement Corp, Capital Equipment and Real Property, RB
5.000%, 05/01/2034	500	573
5.000%, 05/01/2035	500	566
Los Angeles, Unified School District, CP
Pre-Refunded @ 100
5.000%, 10/01/2033 (B)	1,780	2,047
Los Angeles, Unified School District, CP
5.000%, 10/01/2035	1,220	1,382
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2031	5,000	5,687
5.000%, 07/01/2034	2,230	2,618
Los Angeles, Unified School District, Ser B1, GO
5.000%, 07/01/2029	1,000	1,065
Los Angeles, Unified School District, Ser QRR, GO
5.000%, 07/01/2037	2,000	2,258
Modesto, Irrigation District, Ser A, RB
5.000%, 10/01/2034	700	791
5.000%, 10/01/2035	900	1,005
Mount Diablo, Unified School District, Ser C, GO
5.000%, 08/01/2031	400	459
5.000%, 08/01/2037	285	322
Northern California, Tobacco Securitization Authority, RB
4.000%, 06/01/2049	355	332
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Ontario, Public Financing Authority, Ser A, RB
5.000%, 11/01/2037	$1,000	$1,114
Palm Springs, Airport Revenue, Palm Springs International Airport Project, AMT, RB, BAM
5.000%, 06/01/2028	1,100	1,100
Pasadena County, Public Financing Authority, Rose Bowl Revovation Project, RB
5.000%, 06/01/2036	1,000	1,140
5.000%, 06/01/2037	2,000	2,258
Riverside County, Public Financing Authority, TA, AGM
5.000%, 10/01/2035	1,000	1,132
5.000%, 10/01/2036	650	727
5.000%, 10/01/2037	700	775
Sacramento, Municipal Utility District, Ser N-1, RB
5.000%, 11/15/2036	3,000	3,402
San Diego County, Regional Airport Authority, AMT, RB
5.250%, 07/01/2035	2,000	2,195
5.250%, 07/01/2037	750	826
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2026	400	406
5.000%, 07/01/2027	500	518
5.000%, 07/01/2028	1,000	1,037
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
5.000%, 07/01/2028	1,000	1,052
San Francisco City & County, Airport Commission, San Francisco International Airport, AMT, RB
5.000%, 01/01/2026	2,500	2,516
San Francisco City & County, Airport Comm-San Francisco International Airport, AMT, RB
5.000%, 05/01/2037	1,500	1,585
San Francisco City & County, Multiple Capital Improvement Projects, COP
5.000%, 04/01/2032	2,200	2,499
5.000%, 04/01/2033	1,685	1,924
San Francisco City & County, Public Utilities Commission Wastewater Revenue, Ser A, RB
5.000%, 10/01/2035	2,000	2,249
San Francisco City & County, Redevelopment Agency Successor Agency, Special Tax, AGM
5.000%, 08/01/2035	700	783

SEI Tax Exempt Trust	41

SCHEDULE OF INVESTMENTS

August 31, 2025

California Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Santa Ana, College Improvement District #1, Rancho Santiago Community College District, GO
3.000%, 08/01/2032	$1,000	$990
3.000%, 08/01/2033	2,580	2,506
Santa Barbara County, Solid Waste Systems, Ser B, AMT, COP
5.000%, 12/01/2025	1,440	1,448
Southern California, Public Power Authority, RB
5.000%, 07/01/2053 (A)	2,000	2,127
Southern California, Public Power Authority, Ser A, RB
5.000%, 07/01/2035	400	432
Stockton, Redevelopment Agency, Successor Agency, Ser A, TA, AGM
5.000%, 09/01/2027	1,000	1,026
Stockton, Unified School District, Ser A, GO, BAM
5.000%, 08/01/2031	750	861
5.000%, 08/01/2032	600	697
Tulare, Local Health Care District, GO, BAM
4.000%, 08/01/2027	585	601
4.000%, 08/01/2028	435	452
4.000%, 08/01/2029	735	770
4.000%, 08/01/2030	1,320	1,389
Union, Sanitary District Financing Authority, Ser A, RB
4.000%, 09/01/2031	500	540
University of California, Ser BV, RB
5.000%, 05/15/2036	3,000	3,364
University of California, Ser BZ, RB
5.000%, 05/15/2038	2,000	2,202
Vernon, Electric System Revenue, Ser A, RB
5.000%, 10/01/2027	1,000	1,045
5.000%, 04/01/2028	2,000	2,109
Vista, Joint Powers Financing Authority, Ser A, RB
5.000%, 05/01/2027	600	626
Western, Municipal Water District Facilities Authority, Ser A, RB
5.000%, 10/01/2033	2,000	2,225

		227,110

Guam — 0.6%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2035	1,375	1,474

Total Municipal Bonds
(Cost $235,738) ($ Thousands)		228,584
Description	Shares	Market Value ($ Thousands)
CASH EQUIVALENT — 0.7%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	1,573,982	$1,574
Total Cash Equivalent
(Cost $1,574) ($ Thousands)		1,574
Total Investments in Securities — 98.9%
(Cost $237,312) ($ Thousands)		$230,158

Percentages are based on Net Assets of $232,618 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $1,675 ($ Thousands), representing 0.7% of the Net Assets of the Fund.
(D)	Security is escrowed to maturity.

42	SEI Tax Exempt Trust

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	228,584	–	228,584
Cash Equivalent	1,574	–	–	1,574
Total Investments in Securities	1,574	228,584	–	230,158

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statement

The following is a summary of the transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$5,151	$92,120	$(95,697)	$—	$—	$1,574	$171	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	43

SCHEDULE OF INVESTMENTS

August 31, 2025

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.3%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$400	$427

Massachusetts — 97.6%
Boston, Ser A, GO
4.000%, 11/01/2031	1,500	1,598
Hingham, GO
4.000%, 02/15/2030	340	354
4.000%, 02/15/2031	320	332
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	567
5.250%, 07/01/2031	750	861
5.000%, 07/01/2036	1,500	1,719
Massachusetts Bay, Transportation Authority, Ser B, RB
5.000%, 07/01/2037	1,000	1,113
Massachusetts Bay, Transportation Authority, Sub-Ser A-1, RB
5.000%, 07/01/2031	1,000	1,131
Massachusetts State, Clean Water Trust, RB
5.000%, 08/01/2030	1,315	1,479
5.000%, 02/01/2032	1,000	1,142
5.000%, 02/01/2033	1,000	1,149
Massachusetts State, Clean Water Trust, Ser 23B, RB
5.000%, 02/01/2029	800	875
Massachusetts State, Department of Transportation, Metropolitan Highway System, Ser A, RB
5.000%, 01/01/2029	1,000	1,087
Massachusetts State, Development Finance Agency, Amherst College, RB
5.000%, 11/01/2055 (A)	1,000	1,139
Massachusetts State, Development Finance Agency, Babson College, RB
5.000%, 10/01/2033	1,115	1,248
Massachusetts State, Development Finance Agency, Bentley University, Ser A, RB
5.000%, 07/01/2031	1,000	1,116
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB
5.000%, 07/01/2028	585	623
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB, AGM
5.000%, 07/01/2032	250	280
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	203
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Brandeis University, Ser S, RB
5.000%, 10/01/2029	$1,000	$1,085
Massachusetts State, Development Finance Agency, CareGroup, Ser I, RB
5.000%, 07/01/2026	500	509
Massachusetts State, Development Finance Agency, Children's Hospital, Ser T, RB
5.000%, 03/01/2034	3,000	3,373
Massachusetts State, Development Finance Agency, Dana-Farber Cancer Institute, Ser O, RB
5.000%, 12/01/2026	1,000	1,029
Massachusetts State, Development Finance Agency, Emerson College, RB
5.250%, 01/01/2038	610	642
5.000%, 01/01/2037	600	623
Massachusetts State, Development Finance Agency, Harvard University, Ser B, RB
4.000%, 02/15/2036	1,250	1,303
Massachusetts State, Development Finance Agency, Lasell Village, RB
5.000%, 07/01/2029	1,000	1,064
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser A, RB
5.000%, 07/01/2050 (A)	1,000	1,089
Massachusetts State, Development Finance Agency, Mass General Brigham, Ser D, RB
5.000%, 07/01/2030	400	443
Massachusetts State, Development Finance Agency, Northeastern University, RB
5.000%, 10/01/2036	350	388
Massachusetts State, Development Finance Agency, Olin College, Ser F, RB
5.000%, 11/01/2035	650	715
Massachusetts State, Development Finance Agency, Partners Healthcare System, RB
5.000%, 07/01/2030	1,500	1,574
Massachusetts State, Development Finance Agency, Trustees of Deerfield Academy, RB
5.000%, 10/01/2032	1,000	1,144
Massachusetts State, Development Finance Agency, Tufts University Student Housing Project, RB
5.000%, 06/01/2037	440	474
5.000%, 06/01/2038	670	715
Massachusetts State, Development Finance Agency, UMass Memorial Health Care, RB
5.000%, 07/01/2031	1,000	1,028
5.000%, 07/01/2035	1,000	1,098

44	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Worcester Polytechnic Institute, RB
5.000%, 09/01/2030	$210	$228
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 07/01/2028	850	890
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 01/01/2026	400	400
Massachusetts State, Educational Financing Authority, Ser B, AMT, RB
5.000%, 07/01/2030	375	402
5.000%, 07/01/2033	1,000	1,064
Massachusetts State, Municipal Wholesale Electric, Cotton Solar Project, RB
5.000%, 07/01/2033	380	428
5.000%, 07/01/2034	200	225
5.000%, 07/01/2035	250	277
5.000%, 07/01/2036	275	303
Massachusetts State, Municipal Wholesale Electric, Ser A, RB
5.000%, 07/01/2031	410	457
5.000%, 07/01/2032	440	490
Massachusetts State, Port Authority, BosFuel Project, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,037
5.000%, 07/01/2029	840	904
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,039
5.000%, 07/01/2028	1,250	1,320
5.000%, 07/01/2029	500	539
Massachusetts State, Port Authority, Ser C, AMT, RB
5.000%, 07/01/2028	1,000	1,060
Massachusetts State, RB, NATL
5.500%, 01/01/2034	350	394
Massachusetts State, Ser A, GO
5.000%, 01/01/2035	310	327
5.000%, 03/01/2035	565	637
Massachusetts State, Ser B, GO
5.000%, 11/01/2036	750	832
Massachusetts State, Ser C, GO
5.000%, 10/01/2033	2,500	2,813
5.000%, 10/01/2034	210	234
Massachusetts State, Ser E, GO
5.000%, 11/01/2030	1,000	1,121
5.000%, 11/01/2031	345	382
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2037	$1,000	$1,107
Massachusetts State, Water Resources Authority, Ser C, RB
5.000%, 08/01/2037	510	566
Tri-County, Regional Vocational Technical School District, GO
5.000%, 06/01/2038	775	841
University of Massachusetts, Building Authority, Ser 2019-1, RB
5.000%, 05/01/2032	600	642
Woods Hole, Marthas Vineyard & Nantucket, Steamship Authority, Ser A, RB
5.000%, 03/01/2029	1,150	1,264
Worcester, GO
4.000%, 02/15/2030	285	295
		58,830

Total Municipal Bonds
(Cost $60,737) ($ Thousands)		59,257

	Shares
CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	337,118	337
Total Cash Equivalent
(Cost $337) ($ Thousands)		337
Total Investments in Securities — 98.9%
(Cost $61,074) ($ Thousands)		$59,594

Percentages are based on Net Assets of $60,239 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	59,257	–	59,257
Cash Equivalent	337	–	–	337
Total Investments in Securities	337	59,257	–	59,594

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

SEI Tax Exempt Trust	45

SCHEDULE OF INVESTMENTS

August 31, 2025

Massachusetts Municipal Bond Fund (Concluded)

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$43	$18,413	$(18,119)	$—	$—	$337	$36	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

46	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2025

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.9%
Delaware — 3.1%
Delaware State, River & Bay Authority, RB
5.000%, 01/01/2029	$1,000	$1,084
5.000%, 01/01/2030	180	199
5.000%, 01/01/2031	115	128
5.000%, 01/01/2032	225	254
5.000%, 01/01/2033	225	252
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2035	450	509
5.000%, 01/01/2036	340	380
		2,806
Guam — 1.2%
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	625	684
5.000%, 07/01/2037	400	422
		1,106
New Jersey — 84.8%
Bergen County, GO
3.000%, 07/15/2029	1,000	1,004
Casino Reinvestment Development Authority, Ser A, RB, AGC
5.000%, 11/01/2035	1,600	1,763
Casino Reinvestment Development Authority, Ser B, RB, AGC
5.000%, 11/01/2035	500	551
Edison, GO
3.000%, 03/15/2033	1,635	1,571
Gloucester County, Improvement Authority, RB, BAM
5.000%, 07/01/2036	700	753
Gloucester County, Improvement Authority, Rowan University Fossil Park, RB, BAM
5.000%, 07/01/2031	375	412
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
5.000%, 07/01/2026	1,000	1,002
Jersey City, Redevelopment Agency, RB, MUN GOVT GTD
4.000%, 12/15/2031	1,000	1,056
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 03/01/2031	365	412
Montclair State, University, Ser A, RB, AG
5.000%, 07/01/2036	520	577
New Jersey State, COVID-19 Emergency Bonds, GO
4.000%, 06/01/2031	2,000	2,133
New Jersey State, Economic Development Authority, New Jersey Natural Gas, AMT, RB
2.450%, 04/01/2059 (A)	2,000	1,991
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2033	$650	$719
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,038
New Jersey State, Economic Development Authority, Ser A, RB, BAM
5.000%, 07/01/2027	1,140	1,184
New Jersey State, Economic Development Authority, Ser SSS, RB
5.000%, 06/15/2035	1,030	1,130
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement, RB
5.000%, 09/01/2035	1,000	1,096
New Jersey State, Educational Facilities Authority, Montclair State University, Ser B, RB
5.000%, 07/01/2028	2,260	2,304
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2033	350	389
New Jersey State, Educational Facilities Authority, Ser A, RB
5.000%, 07/01/2033	1,360	1,453
New Jersey State, Educational Facilities Authority, Ser A1, RB
5.000%, 03/01/2037	2,000	2,222
New Jersey State, Educational Facilities Authority, Stevens Institute of Technology, RB
5.000%, 07/01/2028	880	914
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,020
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
5.000%, 07/01/2027	1,905	1,907
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	751
New Jersey State, Health Care Facilities Financing Authority, AtlantiCare Health System, RB
5.000%, 07/01/2026	1,000	1,021
5.000%, 07/01/2031	725	802

SEI Tax Exempt Trust	47

SCHEDULE OF INVESTMENTS

August 31, 2025

New Jersey Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	$1,000	$1,020
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
5.000%, 07/01/2031	1,080	1,114
5.000%, 07/01/2037	820	831
New Jersey State, Health Care Facilities Financing Authority, Inspiria Health Obligated Group, RB
5.000%, 07/01/2033	1,000	1,120
5.000%, 07/01/2035	350	390
5.000%, 07/01/2036	525	580
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group, RB
5.000%, 07/01/2032	1,225	1,349
5.000%, 07/01/2034	1,205	1,364
5.000%, 07/01/2036	2,000	2,195
5.000%, 07/01/2045 (A)	1,500	1,527
New Jersey State, Health Care Facilities Financing Authority, Valley Health System Obligated Group, RB
5.000%, 07/01/2030	1,250	1,358
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
5.000%, 12/01/2033	2,400	2,565
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 12/01/2028	675	709
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2030	700	750
New Jersey State, Housing & Mortgage Finance Agency, Ser H, RB
5.000%, 04/01/2029	485	521
New Jersey State, Institute of Technology, RB
5.000%, 07/01/2028	200	213
5.000%, 07/01/2029	270	293
5.000%, 07/01/2030	260	281
5.000%, 07/01/2031	375	403
New Jersey State, Transportation Trust Fund Authority, RB
5.250%, 06/15/2032	1,375	1,565
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
4.000%, 06/15/2034	1,055	1,067
4.000%, 06/15/2035	2,585	2,587
4.000%, 06/15/2036	1,515	1,496
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
5.000%, 06/15/2037	$500	$534
New Jersey State, Transportation Trust Fund Authority, Ser CC, RB
5.000%, 06/15/2034	1,500	1,676
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
5.000%, 06/15/2032	2,500	2,763
5.000%, 06/15/2036	940	1,002
New Jersey State, Turnpike Authority, Ser A, RB
5.000%, 01/01/2028	1,430	1,478
5.000%, 01/01/2033	1,500	1,692
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,059
5.000%, 01/01/2036	750	843
New Jersey State, Turnpike Authority, Ser D, RB
5.000%, 01/01/2028	800	824
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2029	960	1,013
New Jersey State, Turnpike Authority, Ser G, RB
4.000%, 01/01/2035	1,000	1,006
Passaic County, Improvement Authority, Paterson Project, RB, ST AID WITHHLDG
5.000%, 08/01/2027	545	546
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	534
Somerset County, Ser A&B, GO
3.000%, 08/01/2030	540	541
South Jersey, Transportation Authority, Ser A, RB, AGM
5.000%, 11/01/2032	1,250	1,348
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2032	500	518
5.000%, 06/01/2034	3,000	3,082
Union County, Improvement Authority, RB, CNTY-GTD
5.000%, 04/15/2036	400	452
5.000%, 04/15/2037	550	616
		78,000
New York — 7.8%
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2032	2,415	2,537
New York & New Jersey, Port Authority, Ser 223, AMT, RB
5.000%, 07/15/2033	2,165	2,320
4.000%, 07/15/2036	1,325	1,320

48	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2037	$1,000	$1,043
		7,220

Pennsylvania — 2.0%
Delaware River, Joint Toll Bridge Commission, Ser A, RB
5.000%, 07/01/2027	1,000	1,048
Delaware River, Port Authority, RB
5.000%, 01/01/2037	750	828
		1,876

Total Municipal Bonds
(Cost $93,394) ($ Thousands)		91,008

	Shares
CASH EQUIVALENT — 0.2%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	197,987	198
Total Cash Equivalent
(Cost $198) ($ Thousands)		198
Total Investments in Securities — 99.1%
(Cost $93,592) ($ Thousands)		$91,206

Percentages are based on Net Assets of $91,988 ($ Thousands).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	91,008	–	91,008
Cash Equivalent	198	–	–	198
Total Investments in Securities	198	91,008	–	91,206

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$2,256	$36,184	$(38,242)	$—	$—	$198	$83	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	49

SCHEDULE OF INVESTMENTS

August 31, 2025

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 97.6%
Guam — 1.9%
Guam, Business Privilege Tax, Ser G, RB
5.000%, 01/01/2030	$800	$857
Guam, Waterworks Authority, Ser A, RB
5.000%, 07/01/2034	725	793
5.000%, 07/01/2037	420	444
		2,094

New York — 95.7%
Broome County, Local Development, United Health Services Hospitals, RB, AGM
5.000%, 04/01/2030	900	983
Build NYC Resource, Kipp Public School, Canal West Project, RB
5.000%, 07/01/2034	1,000	1,057
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	356
5.000%, 08/01/2027	275	281
Build NYC Resource, Success Academy Charter School Project, RB
5.000%, 09/01/2035	900	956
5.000%, 09/01/2036	1,000	1,054
5.000%, 09/01/2037	1,475	1,544
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	515
Build NYC Resource, Urban Resource Institute Project, RB
4.125%, 12/01/2035	500	507
Genesee County, Funding, Rochester Regional Health Project, RB
5.000%, 12/01/2032	650	704
Hempstead, Local Development, Hofstra University Project, Ser A, RB
5.000%, 07/01/2026	800	816
Hudson Yards Infrastructure, RB
5.000%, 02/15/2034	1,970	2,201
Long Island, Power Authority, RB
5.000%, 09/01/2027	1,000	1,054
1.000%, 09/01/2025	1,000	1,000
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2030	1,500	1,536
Metropolitan New York, Transportation Authority, RB
5.000%, 11/15/2037	1,895	2,024
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2031	1,000	1,115
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2028	2,000	2,154
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser C-1-B, RB, BAM-TCRS
5.000%, 11/15/2031	$1,750	$1,847
Monroe County, Industrial Development Authority, St. John Fisher University Project, RB
5.000%, 06/01/2033	750	827
Nassau County, Interim Finance Authority, Ser A, RB
4.000%, 11/15/2032	1,000	1,069
New York & New Jersey, Port Authority, AMT, RB
5.000%, 11/01/2030	4,100	4,369
New York & New Jersey, Port Authority, Ser 231ST, AMT, RB
5.000%, 08/01/2033	1,500	1,629
5.000%, 08/01/2037	1,765	1,841
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (A)	2,125	2,232
New York City, Industrial Development Agency, Queens Baseball Stadium Project, RB, AGM
5.000%, 01/01/2028	1,000	1,053
New York City, Industrial Development Agency, Yankee Stadium Project, RB, AGM
5.000%, 03/01/2029	1,750	1,887
New York City, Ser 1, GO
5.000%, 08/01/2028	1,000	1,049
New York City, Ser C, GO
5.000%, 08/01/2032	1,345	1,464
New York City, Ser F-1, GO
5.000%, 08/01/2029	1,895	2,051
New York City, Transitional Finance Authority, Building Aid, Sub-Ser S-3, RB
5.000%, 07/15/2032	2,450	2,588
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser C-S, RB
5.000%, 05/01/2038	1,500	1,625
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser D, RB
5.000%, 05/01/2032	1,500	1,681
New York City, Transitional Finance Authority, Future Tax Secured, Sub-Ser, RB
5.000%, 05/01/2037	2,280	2,483
New York City, Water & Sewer System, Finance Authority, RB
5.000%, 06/15/2031	1,750	1,981

50	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sinai Project, RB
5.000%, 07/01/2026	$1,000	$1,001
New York State, Dormitory Authority, Iona University, RB, AGM
5.000%, 07/01/2037	760	815
5.000%, 07/01/2038	850	903
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, RB
5.000%, 07/01/2030	1,095	1,195
New York State, Dormitory Authority, Mount Sinai Hospital Obligated Group, RB
5.500%, 07/01/2038	1,925	2,051
New York State, Dormitory Authority, Northwell Healthcare Inc Obligated Group, RB
5.000%, 05/01/2034	1,000	1,111
4.000%, 05/01/2037	1,250	1,219
New York State, Dormitory Authority, Presbyterian Hospital Obligated Group, RB
5.000%, 08/01/2035	2,000	2,254
New York State, Dormitory Authority, RB
5.000%, 03/15/2032	1,500	1,693
New York State, Dormitory Authority, Rochester Institute of Technology, RB
5.000%, 07/01/2033	1,000	1,112
New York State, Dormitory Authority, Roswell Park Cancer Institute Obligated Group, RB, AGM
5.000%, 07/01/2033	750	831
5.000%, 07/01/2034	1,255	1,388
New York State, Dormitory Authority, School Districts Financing Program, RB, AGM
5.000%, 10/01/2026 (B)	5	5
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2029	2,500	2,624
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2030	1,200	1,311
5.000%, 10/01/2036	2,000	2,155
New York State, Dormitory Authority, St. Johns University Project, RB
5.000%, 07/01/2027	1,500	1,569
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
4.000%, 07/01/2030	830	875
New York State, Dormitory Authority, The New School, Ser A, RB
5.000%, 07/01/2035	1,365	1,514
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, White Plains Hospital Obligated Group, RB, AGM
5.000%, 10/01/2038	$1,000	$1,055
New York State, Energy Research & Development Authority, Pollution Control, Ser C-REMK, RB
4.000%, 04/01/2034	1,000	1,007
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.250%, 10/01/2035	1,500	1,688
New York State, Mortgage Agency, Ser 2, AMT, RB
5.000%, 04/01/2029	1,700	1,799
New York State, Power Authority, Green Transmission Project, RB, AGM
5.000%, 11/15/2035	1,370	1,548
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2034	1,860	1,931
New York State, Transportation Development Corporation, JFK International Airport Terminal 1 Project, AMT, RB, AGM
5.500%, 06/30/2038	1,700	1,830
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, AMT, RB
5.000%, 12/01/2032	1,055	1,147
5.000%, 12/01/2033	1,560	1,676
New York State, Transportation Development Corporation, JFK International Airport Terminal 4 Project, RB
5.000%, 12/01/2025	1,000	1,006
5.000%, 12/01/2030	1,000	1,093
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2030	1,275	1,276
New York State, Urban Development, Ser E, RB
5.000%, 03/15/2032	615	666
Suffolk, Tobacco Asset Securitization, RB
4.000%, 06/01/2035	2,345	2,300
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, RB
5.000%, 12/01/2037	3,000	3,316
Triborough, Bridge & Tunnel Authority, MTA Bridges & Tunnels, Sub-Ser A, RB
5.000%, 02/01/2028	4,335	4,607

SEI Tax Exempt Trust	51

SCHEDULE OF INVESTMENTS

August 31, 2025

New York Municipal Bond Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Westchester County, Local Development, Miriam Osborn Memorial Home Association Project, RB
5.000%, 07/01/2026	$300	$304
		105,408

Total Municipal Bonds
(Cost $109,196) ($ Thousands)		107,502

	Shares
CASH EQUIVALENT — 1.3%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	1,486,966	1,487
Total Cash Equivalent
(Cost $1,487) ($ Thousands)		1,487
Total Investments in Securities — 98.9%
(Cost $110,683) ($ Thousands)		$108,989

Percentages are based on Net Assets of $110,203 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security is escrowed to maturity.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	107,502	–	107,502
Cash Equivalent	1,487	–	–	1,487
Total Investments in Securities	1,487	107,502	–	108,989

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$1,771	$59,291	$(59,575)	$—	$—	$1,487	$102	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

52	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2025

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 98.1%
Guam — 0.7%
Guam, Waterworks Authority, Water Revenue, Ser A, RB
5.000%, 07/01/2036	$900	$961

Pennsylvania — 97.4%
Adams County, General Authority, The Brethren Home Community, RB
5.000%, 06/01/2034	2,580	2,696
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2031	1,325	1,438
Allegheny County, Higher Education Building Authority, Carnegie Mellon University, RB
5.000%, 02/01/2030	500	553
Allegheny County, Hospital Development Authority, Allegheny Health Network, RB
5.000%, 04/01/2028	2,500	2,641
5.000%, 04/01/2036	1,000	1,028
Allegheny County, Hospital Development Authority, UPMC, RB
5.000%, 07/15/2030	305	328
Allegheny County, Port Authority, RB 5.000%, 03/01/2029	1,000	1,085
Allentown, City School District, Ser B, GO, BAM
5.000%, 02/01/2029	1,750	1,856
Chester County, GO
4.000%, 07/15/2029	300	315
4.000%, 07/15/2030	250	262
Chester County, Health & Education Facilities Authority, Main Line Health Systems, Ser A, RB
5.000%, 09/01/2029	375	408
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	2,500	2,666
5.000%, 06/01/2029	500	532
Cumberland County, Municipal Authority, Penn State Health, RB
5.000%, 11/01/2029	780	844
Delaware County, AD Valorem Property Tax, GO
5.000%, 08/01/2034	230	256
5.000%, 08/01/2036	255	279
5.000%, 08/01/2037	345	374
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027 (A)	500	520
Delaware County, Cabrini University Project, RB
Pre-Refunded @ 100
5.000%, 07/01/2027 (B)	500	520
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Delaware River, Joint Toll Bridge Commission, RB
5.000%, 07/01/2029	$1,015	$1,062
Delaware River, Joint Toll Bridge Commission, Ser B, RB
5.000%, 07/01/2027	1,300	1,362
Delaware River, Port Authority, RB
5.000%, 01/01/2037	1,000	1,104
Delaware River, Port Authority, Ser A, RB
5.000%, 01/01/2028	1,000	1,059
Delaware Valley Regional Finance Authority, Ser A, RB
4.000%, 09/01/2035	1,345	1,380
East Hempfield, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	646
Geisinger, Health System Authority, RB
5.000%, 04/01/2043 (C)	1,000	1,020
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2028	1,360	1,419
Lancaster, Higher Education Authority, Harrisburg Area Community College Project, RB, BAM
4.000%, 10/01/2030	400	411
Lehigh County, General Purpose Authority, RB
4.000%, 06/01/2031	1,225	1,234
Luzerne County, Industrial Development Authority, America Water Project, AMT, RB
2.450%, 12/01/2039 (C)	1,700	1,566
Lycoming County, College Revenue Authority, Pennsylvania College of Technology Project, RB, BAM
5.000%, 07/01/2030	900	974
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2025	500	500
5.000%, 09/01/2028	1,500	1,602
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
5.000%, 11/15/2036	750	755
Mount Lebanon, Hospital Authority, St. Clair Memorial Hospital Project, RB
5.000%, 07/01/2027	400	417
5.000%, 07/01/2029	350	371
Northampton County, General Purpose Authority, RB, AGM
5.000%, 08/15/2037	1,000	1,071

SEI Tax Exempt Trust	53

SCHEDULE OF INVESTMENTS

August 31, 2025

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northampton County, General Purpose Authority, Ser A, RB
5.000%, 11/15/2034	$1,000	$1,140
Octorara Area, School District, GO, AGM
4.000%, 04/01/2029	900	940
Pennsylvania State University, RB
5.000%, 09/01/2035	850	942
Pennsylvania State, Economic Development Financing Authority, Junior Insured, RB, AGM
5.000%, 01/01/2027	1,100	1,133
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.000%, 06/30/2034	1,500	1,598
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living, RB
4.000%, 07/01/2033	1,250	1,254
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,012
5.000%, 05/15/2031	1,000	1,097
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
5.000%, 10/15/2029	750	811
5.000%, 10/15/2030	925	1,011
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser B, RB
5.000%, 03/15/2038	2,000	2,118
Pennsylvania State, Economic Development Financing Authority, Villanova University Project, RB
5.000%, 08/01/2035	750	840
5.000%, 08/01/2036	725	804
Pennsylvania State, GO
5.000%, 05/01/2030	1,000	1,109
5.000%, 09/01/2032	2,590	2,930
5.000%, 08/15/2033	1,310	1,487
Pennsylvania State, GO, BAM
4.000%, 03/01/2035	3,500	3,518
Pennsylvania State, Higher Education Assistance Agency, AMT, RB
5.000%, 06/01/2033	1,875	1,983
Pennsylvania State, Higher Education Assistance Agency, Ser A, AMT, RB
5.000%, 06/01/2032	3,000	3,210
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,183
Pennsylvania State, Higher Educational Facilities Authority, RB
Pre-Refunded @ 100
5.000%, 06/15/2027 (B)	265	276
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2028 (A)	$70	$73
5.000%, 02/15/2035	2,000	2,283
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026 (A)	15	15
Pennsylvania State, Higher Educational Facilities Authority, Ser AX, RB, AGM
5.000%, 06/15/2027 (A)	75	78
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University, RB
5.250%, 11/01/2037	1,500	1,641
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2027	1,000	1,047
5.000%, 08/15/2037	1,300	1,410
Pennsylvania State, Housing Finance Agency, Ser 133, RB
5.000%, 10/01/2029	500	541
Pennsylvania State, Housing Finance Agency, Ser 2022, RB
4.250%, 10/01/2052	1,745	1,774
Pennsylvania State, Ser A, COP
5.000%, 07/01/2027	500	523
5.000%, 07/01/2028	400	423
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2030	1,875	2,100
5.000%, 12/01/2031	1,000	1,106
5.000%, 12/01/2032	2,000	2,213
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2032	1,550	1,716
5.000%, 12/01/2033	375	420
Pennsylvania State, Turnpike Commission, Ser C, RB
5.000%, 12/01/2032	500	553
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
5.000%, 12/01/2028	500	528
5.000%, 06/01/2031	1,165	1,302
5.000%, 06/01/2033	895	1,010
5.000%, 12/01/2034	1,000	1,113
Philadelphia, Airport Revenue Authority, AMT, RB
5.000%, 07/01/2029	1,590	1,708
5.000%, 07/01/2031	1,100	1,198
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 08/01/2027	1,705	1,787
5.000%, 10/01/2029	2,000	2,047

54	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Philadelphia, Gas Works Revenue Authority, Ser A, RB, AGM
5.000%, 08/01/2031	$1,000	$1,100
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	787
Philadelphia, Housing Authority, PHADC Acquisition Program, RB
5.250%, 03/01/2038	2,500	2,664
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2028	1,005	1,021
Philadelphia, Industrial Development Authority, RB
5.000%, 10/01/2029	1,000	1,090
Philadelphia, Industrial Development Authority, The Children's Hospital of Philadelphia Project, RB
4.000%, 07/01/2035	5,325	5,327
Philadelphia, School District, Ser A, GO, ST AID WITHHLDG
5.000%, 09/01/2027	2,850	2,978
Philadelphia, Ser A, GO
5.000%, 05/01/2028	1,000	1,068
5.000%, 05/01/2031	1,000	1,119
5.000%, 08/01/2038	1,000	1,082
Philadelphia, Water & Wastewater Revenue Authority, RB
5.000%, 10/01/2032	1,250	1,371
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2027	300	316
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB
5.000%, 10/01/2031	2,250	2,515
5.000%, 06/01/2034	800	889
Philadelphia, Water & Wastewater Revenue Authority, Ser C, RB, AGC
5.000%, 09/01/2035	2,500	2,837
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,054
Pittsburgh & Allegheny County, Sports & Exhibition Parking Authority, Ser A, RB, AGM
5.000%, 02/01/2033	1,000	1,106
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGC
5.000%, 09/01/2036	200	222
5.000%, 09/01/2037	300	329
5.000%, 09/01/2038	400	432
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	$1,500	$1,537
5.000%, 09/01/2029	750	824
Pittsburgh, Water & Sewer Authority, Ser B, RB, AGM
5.000%, 09/01/2029	450	494
Quaker Valley, School District, GO, ST AID WITHHLDG
5.000%, 10/01/2030	250	277
5.000%, 10/01/2031	325	358
Southeastern Pennsylvania, Transportation Authority, Asset Improvement Program, RB
5.000%, 06/01/2032	1,000	1,133
5.000%, 06/01/2033	1,000	1,112
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2028	725	761
Swarthmore Borough, Authority, Swathmore College, RB
5.000%, 09/15/2055 (C)	1,000	1,117
University of Pittsburgh, Commonwealth System of Higher Education, RB
5.000%, 02/15/2034	2,000	2,276
		134,755

Total Municipal Bonds
(Cost $138,266) ($ Thousands)		135,716

	Shares
CASH EQUIVALENT — 0.8%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	1,106,162	1,106
Total Cash Equivalent
(Cost $1,106) ($ Thousands)		1,106
Total Investments in Securities — 98.9%
(Cost $139,372) ($ Thousands)		$136,822

SEI Tax Exempt Trust	55

SCHEDULE OF INVESTMENTS

August 31, 2025

Pennsylvania Municipal Bond Fund (Concluded)

Percentages are based on Net Assets of $138,384 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).
**	The rate reported is the 7-day effective yield as of August 31, 2025.
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	–	135,716	–	135,716
Cash Equivalent	1,106	–	–	1,106
Total Investments in Securities	1,106	135,716	–	136,822

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$451	$44,990	$(44,335)	$—	$—	$1,106	$79	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

56	SEI Tax Exempt Trust

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS — 71.0%
Alabama — 1.0%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
5.750%, 06/01/2045	$800	$702
Baldwin County, Industrial Development Authority, Novelis Corporation Project, AMT, RB
5.000%, 06/01/2055 (A)(B)	2,200	2,203
Black Belt, Energy Gas District, Ser C, RB
5.500%, 10/01/2054 (B)	3,100	3,359
Black Belt, Energy Gas District, Sub-Ser, RB
4.341%, 07/01/2052 (B)	1,000	1,009
Southeast Alabama, Energy Authority, Cooperative District, Ser B-1, RB
5.750%, 04/01/2054 (B)	1,000	1,103
		8,376

Alaska — 0.4%
Anchorage, Solid Waste Services Revenue, Ser A, RB
5.250%, 11/01/2062	3,480	3,556

Arizona — 1.1%
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
5.375%, 07/01/2050 (A)	1,090	1,038
Arizona State, Industrial Development Authority, Great Lakes Senior Living Community, RB
5.125%, 01/01/2059	5,428	4,752
Arizona State, Industrial Development Authority, Legacy Cares Project, RB
7.750%, 07/01/2050 (A)(C)	3,000	92
Arizona State, Industrial Development Authority, Master Academy Mountain Vista Campus Project, RB
5.250%, 12/15/2038 (A)	1,510	1,483
La Paz County, Industrial Development Authority, Charter School Solutions- Harmony Project, RB
5.000%, 02/15/2028	245	250
Pima County, Industrial Development Authority, Paideia Academics Project, RB
5.250%, 07/01/2049	1,050	902
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
5.000%, 06/01/2037	235	206
		8,723
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arkansas — 0.1%
Arkansas State, Development Finance Authority, Big River Steel Project, AMT, RB
4.500%, 09/01/2049 (A)	$400	$366
Arkansas State, Development Finance Authority, United States Steel Project, AMT, RB
5.450%, 09/01/2052	785	761
		1,127

California — 8.2%
Alameda Corridor, Transportation Authority, Ser A-CONV, RB
0.000%, 10/01/2037 (D)(E)	2,000	1,126
Bay Area, Toll Authority, RB
1.550%, 04/01/2059 (B)(F)	1,000	1,000
California State, Community Choice Financing Authority, Clean Energy Project, RB
5.500%, 10/01/2054 (B)	995	1,069
California State, Community Choice Financing Authority, Clean Energy Project, Ser B-1, RB
4.000%, 02/01/2052 (B)	5,000	5,021
California State, Community Choice Financing Authority, Clean Energy Project, Ser F, RB
5.000%, 02/01/2055 (B)	3,100	3,334
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Battery Point Apartments, Ser S, RB, FHA
5.970%, 11/01/2053 (A)(B)	2,600	2,633
California State, Housing Finance Agency, Limited Obligation Multifamily Housing, Valley Pride Village Apartments, RB
5.700%, 06/01/2054 (A)(B)	4,700	4,656
California State, Housing Finance Agency, Vose Apartments, Ser K, RB
7.000%, 03/01/2053 (A)(B)	1,600	1,519
6.000%, 03/01/2053 (A)(B)	6,200	6,331
California State, Infrastructure & Economic Development Bank, Wonderful Foundations, RB
0.000%, 01/01/2035 (G)	920	532
California State, Municipal Finance Authority, Ascent 613 Project, Ser A, RB
5.000%, 01/01/2040 (A)	1,305	1,249
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
5.000%, 11/01/2046 (A)	1,000	913

SEI Tax Exempt Trust	57

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
California State, Pollution Control Financing Authority, Calplant I Project, Sub-Ser, AMT, RB
7.500%, 12/01/2039 (A)(C)	$3,432	$–
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
4.750%, 11/01/2046	1,500	1,367
California State, Public Finance Authority, Enso Village Project, RB
5.000%, 11/15/2046 (A)	500	435
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
5.000%, 06/01/2046 (A)(C)	1,000	600
5.000%, 06/01/2051 (A)(C)	1,000	600
California State, Statewide Communities Development Authority, Arbor Square Apartments, RB
4.250%, 11/01/2059 (B)	1,960	1,657
California State, Statewide Communities Development Authority, Southern California Edison Company, RB
4.500%, 11/01/2033	2,200	2,259
California State, Statewide Financing Authority, Tobacco Settlement, Ser B, RB
6.000%, 05/01/2037	3,765	3,841
CMFA, Special Finance Agency, Solana at Grand, Ser A-2-JUNIOR, RB
4.000%, 08/01/2045 (A)	1,095	917
CSCDA, Community Improvement Authority, 1818 Platinum Triange-Anaheim, RB
4.000%, 04/01/2057 (A)	500	353
CSCDA, Community Improvement Authority, Dublin, RB
4.000%, 02/01/2057 (A)	1,000	717
CSCDA, Community Improvement Authority, Pasadena Portfolio, RB
4.000%, 12/01/2056 (A)	500	361
CSCDA, Community Improvement Authority, Towne-Glendale, RB
5.000%, 09/01/2037 (A)	2,200	2,178
0.000%, 09/01/2032 (A)(D)(E)	7,800	4,679
Golden State, Tobacco Securitization Project, Sub-Ser B-2, RB
0.000%, 06/01/2066 (G)	23,600	2,190
Golden State, Tobacco Securitization Project, Sub-Ser, RB
3.850%, 06/01/2050	1,215	1,094
Morongo, Band of Mission Indians, Ser B, RB
5.000%, 10/01/2042 (A)	1,000	987
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	6,988
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Northern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2060 (G)	$15,040	$2,155
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
0.000%, 08/01/2038 (G)	5,410	3,165
Southern California, Tobacco Securitization Authority, RB
0.000%, 06/01/2054 (G)	5,700	1,089
Windsor, Unified School District, Election 2008, Ser D, GO
0.000%, 08/01/2035 (G)	1,800	1,220
		68,235

Colorado — 2.0%
Aurora, Harvest Crossing Metropolitan District No. 4, Ser A, GO
7.250%, 12/01/2052	1,500	1,497
Aviation Station North, Metropolitan District No. 2, Ser A, GO
5.000%, 12/01/2039	500	487
5.000%, 12/01/2048	500	454
Broadway Station, Metropolitan District No. 3, GO
5.000%, 12/01/2049	500	367
Colorado International Center, Metropolitan District No. 7, GO
0.000%, 12/01/2027 (D)(E)	2,000	1,533
Colorado State, Educational & Cultural Facilities Authority, New Summit Charter Acadamy Project, RB
4.000%, 07/01/2061 (A)	600	394
Colorado State, Health Facilities Authority, Commonspirit Health Project, Ser A, RB
4.000%, 08/01/2044	2,000	1,729
Colorado State, Health Facilities Authority, Covenant Living Communities and Services, RB
5.000%, 12/01/2035	1,000	1,074
Colorado State, Housing & Finance Authority, The Irving at Mile High Vista Project, RB
6.000%, 06/01/2028 (A)(B)	2,140	2,171
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	540	566
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
6.000%, 12/01/2048	1,144	1,145
Dominion, Water & Sanitation District, RB
5.875%, 12/01/2052	4,000	3,988

58	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pinery, Commercial Metropolitan District No. 2, RB
5.750%, 12/01/2054	$500	$475
Pronghorn Valley, Metropolitan District, Ser A, GO
4.000%, 12/01/2051	250	192
Village at Dry Creek, Metropolitan District No. 2, GO
4.375%, 12/01/2044	313	283
		16,355

Connecticut — 0.2%
Connecticut State, Health & Educational Facilities Authority, Church Home of Hartford Project, RB
5.000%, 09/01/2053 (A)	1,500	1,304

Delaware — 1.4%
Affordable Housing Opportunities Trust, Northwest One, Ser AH-07, Cl A, RB
7.120%, 10/01/2038 (A)	1,895	1,751
3.167%, 10/01/2038 (A)(B)	10,750	8,838
Delaware State, Economic Development Authority, Acts-Retirement Life Communities, RB
5.250%, 11/15/2053	1,000	961
		11,550

Florida — 2.4%
Atlantic Beach, Health Care, Fleet Landing Project, Ser B, RB
5.625%, 11/15/2043	1,325	1,325
Capital Trust Agency, First Mortgage, Tapestry Walden Project, RB
6.750%, 07/01/2037 (A)(C)	1,585	19
Capital Trust Agency, H-Bay Ministries, RB
5.000%, 07/01/2053 (C)	750	17
Capital Trust Agency, Renaissance Charter School Project, RB
5.000%, 06/15/2049 (A)	1,000	857
Capital Trust Agency, Wonderful Foundations Charter, RB
5.000%, 01/01/2055 (A)	3,500	2,818
Charlotte County, Industrial Development Authority, Town & Country Utilities Project, AMT, RB
6.125%, 10/01/2055	600	606
4.000%, 10/01/2051 (A)	500	388
Florida State, Development Finance, Brightline Florida Passenger Rail Project, AMT, RB, AGM
5.000%, 07/01/2044	2,500	2,394
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Florida State, Development Finance, Global Reach Charter Acadamy Projects, RB
4.000%, 06/30/2056 (A)	$765	$472
Florida State, Higher Educational Facilities Financing Authority, Jacksonville University, RB
4.500%, 06/01/2033 (A)	500	473
Florida State, Higher Educational Facilities Financing Authority, Keiser University Project, RB
6.000%, 07/01/2045 (A)	1,700	1,644
Florida State, Village Community Development District No. 15, SAB
4.800%, 05/01/2055 (A)	1,000	891
Highlands County, Health Facilities Authority, Senior Living Revenue, Trousdale Foundation Properties, RB
6.000%, 04/01/2038 (C)	318	4
Lakewood Ranch, Stewardship District, Southeast Project, SAB
5.500%, 05/01/2040	1,345	1,343
Miami-Dade County, Seaport Department, Ser A, AMT, RB
5.250%, 10/01/2052	1,000	992
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
5.000%, 05/01/2029	1,630	1,631
Polk County, Industrial Development Authority, Mineral Development Project, AMT, RB
5.875%, 01/01/2033 (A)(C)	3,365	1,851
Sarasota County, Health Facilities Authority, Sunnyside Village Project, RB
5.000%, 05/15/2033	630	640
4.000%, 05/15/2028	750	755
St. Johns County, Industrial Development Authority, Vicars Landing Project, RB
4.000%, 12/15/2046	950	704
Trout Creek, Community Development District, SAB
5.000%, 05/01/2028	250	255
		20,079

Georgia — 3.0%
Atlanta, Development Authority, Gulch Enterprise Zone Project, RB
0.000%, 06/15/2028 (A)(D)(E)	2,400	2,048
Atlanta, Development Authority, Westside Gulch Area Project, Ser A, TA
5.000%, 04/01/2034 (A)	300	300
Augusta, Development Authority, Wellstar Health System Inc Project, RB
5.125%, 04/01/2053	3,500	3,470

SEI Tax Exempt Trust	59

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
5.125%, 03/01/2052	$1,620	$810
George L Smith II, Georgia World Congress Center Authority, Convention Center Hotel, RB
5.000%, 01/01/2054 (A)	1,460	1,285
Georgia State, Main Street Natural Gas, Ser A, RB
5.000%, 05/15/2049	1,000	989
5.000%, 06/01/2053 (B)	2,150	2,276
Georgia State, Main Street Natural Gas, Ser B, RB
5.000%, 12/01/2055 (B)	1,700	1,797
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
5.500%, 07/01/2063	5,500	5,584
5.500%, 07/01/2064	1,000	1,016
5.000%, 01/01/2056	500	488
5.000%, 07/01/2060	5,000	4,808
		24,871
Idaho — 0.2%
Idaho State, Housing & Finance Association, Compass Charter School Project, Ser A, RB
4.625%, 07/01/2029 (A)	225	226
Spring Valley Community, Infrastructure District No. 1, SAB
3.750%, 09/01/2051 (A)	1,400	1,246
		1,472
Illinois — 1.1%
Chicago, O'Hare International Airport, AMT, RB
5.000%, 07/01/2048	500	472
Chicago, Wastewater Transmission, Ser A, RB, AGM
5.250%, 01/01/2053	1,000	1,013
Hillside, TA
5.000%, 01/01/2030	1,160	1,170
Illinois State, Finance Authority, Acero Charter Schools, RB
4.000%, 10/01/2042 (A)	350	287
Illinois State, Finance Authority, Art in Motion Project, RB
5.000%, 07/01/2051 (A)	1,000	681
Illinois State, Finance Authority, Ascension, Ser C, RB
5.000%, 02/15/2041	520	524
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Ascension, Ser C, RB
Pre-Refunded @ 100
5.000%, 02/15/2027 (H)	$480	$497
Illinois State, Finance Authority, Friendship Village of Schaumburg Project, RB
5.125%, 02/15/2045 (C)	1,561	12
5.000%, 02/15/2037 (C)	1,561	13
Illinois State, Ser A, GO
4.625%, 05/01/2037	2,500	2,509
Illinois State, Ser B, GO
5.250%, 05/01/2043	2,000	2,039
		9,217
Indiana — 0.4%
Indiana State, Finance Authority, Polyflow Project, AMT, RB
7.000%, 03/01/2039 (A)(C)	10,200	510
Indianapolis, Local Public Improvement Bond Bank, Indiana Convention Center Hotel, RB
5.750%, 03/01/2043	3,050	3,119
		3,629
Iowa — 1.1%
Iowa State, Finance Authority, Iowa Fertilizer Company Project, RB
Pre-Refunded @ 100
4.000%, 12/01/2032 (B)(H)	4,200	4,491
Iowa State, Finance Authority, Lifespace Communities Inc, RB
5.000%, 05/15/2049	1,000	901
Iowa State, Finance Authority, Northcrest Project, Ser A, RB
5.000%, 03/01/2028	615	624
Iowa State, Finance Authority, Tamid Waterloo Project, RB
8.000%, 01/01/2042 (A)	2,000	1,693
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
0.000%, 06/01/2065 (G)	11,075	1,532
		9,241
Kansas — 0.6%
Colby, Citizens Medical Center Project, RB
5.500%, 07/01/2026	2,000	2,005
Kansas State, Development Finance Authority, Village of Shalom Project, Ser A, RB
5.500%, 11/15/2038	1,025	871
Wichita, Presbyterian Manor Project, RB
5.000%, 05/15/2050	600	478

60	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wichita, Presbyterian Manor Project, Ser I, RB
5.000%, 05/15/2028	$315	$318
Wyandotte County, Kansas City Unified Government, RB
0.000%, 09/01/2034 (A)(G)	1,785	964
		4,636
Kentucky — 0.2%
Kentucky State, Economic Development Finance Authority, Baptist Life Community Project, Ser S, RB
6.250%, 11/15/2046	1,000	689
6.000%, 11/15/2036	1,700	1,326
		2,015
Louisiana — 0.2%
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Cameron Parish GOMESA Project, RB
5.650%, 11/01/2037 (A)	700	723
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Jefferson Parish GOMESA Project, RB
4.000%, 11/01/2044 (A)	400	337
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Terrebonne Parish GOMESA Project, RB
5.500%, 11/01/2039 (A)	630	641
		1,701
Maryland — 0.1%
Maryland State, Economic Development Corporation, Purple Line Light Rail Project, AMT, RB
5.250%, 06/30/2055	625	589

Massachusetts — 0.8%
Massachusetts State, Development Finance Agency, Beth Israel Lahey Health, RB, AGM
5.000%, 07/01/2050	1,600	1,584
Massachusetts State, Development Finance Agency, Boston Medical Center, RB
5.250%, 07/01/2052	1,500	1,415
Massachusetts State, GO
5.000%, 07/01/2048	1,600	1,614
Massachusetts State, Ser F, GO
5.000%, 08/01/2048	1,800	1,846
		6,459
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Michigan — 1.9%
Detroit, Ser A, GO
6.000%, 05/01/2039	$1,000	$1,101
Detroit, Ser B-1, GO
4.000%, 04/01/2044 (B)	5,767	4,525
Michigan State, Finance Authority, Public School Academy, Bradford Academy Project, RB
5.000%, 09/01/2050	310	231
4.800%, 09/01/2040	185	151
Michigan State, Finance Authority, Tobacco Settlement, RB
0.000%, 06/01/2045 (G)	5,000	1,345
Michigan State, Finance Authority, Tobacco Settlement, Ser B, RB
0.000%, 06/01/2046 (G)	28,500	3,619
Michigan State, Finance Authority, Tobacco Settlement, Ser B-2, Cl 2, RB
0.000%, 06/01/2065 (G)	20,000	1,822
Michigan State, Finance Authority, Tobacco Settlement, Ser C, RB
0.000%, 06/01/2058 (G)	125,250	3,248
		16,042
Minnesota — 0.2%
Independence, Beacon Academy Project, Ser A, RB
4.250%, 07/01/2026	165	164
Minneapolis, Charter School Lease, NorthEast College Prep Project, RB
5.000%, 07/01/2055	710	502
Minneapolis, Charter School Lease, Twin Cities International School, RB
5.000%, 12/01/2032 (A)	750	750
St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	100	99
		1,515
Missouri — 0.8%
Lees Summit, Industrial Development Authority, John Knox Village Project, Ser A, RB
5.000%, 08/15/2051	1,050	840
Missouri State, Development Finance Board, Saint Louis Zoo Projects, Ser 2022, RB
5.250%, 05/01/2055	4,005	4,022
St. Louis, Land Clearance for Redevelopment Authority, National Geospacial Intelligence, RB
5.125%, 06/01/2046	2,200	2,038
		6,900

SEI Tax Exempt Trust	61

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Montana — 0.2%
Kalispel, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
5.250%, 05/15/2052	$1,500	$1,259

Nevada — 0.4%
Nevada State, Department of Business & Industry, Fulcrum Sierra Biofuels Project, AMT, RB
6.950%, 02/15/2038 (A)(C)	2,688	–
5.125%, 12/15/2037 (A)	1,754	–
Reno, Sub-Ser D, RB
0.000%, 07/01/2058 (A)(G)	10,000	1,155
Reno, Sub-Ser, RB
0.000%, 07/01/2058 (A)(G)	16,500	2,433
		3,588
New Hampshire — 0.7%
New Hampshire State, National Finance Authority, Ser 1, RB
3.787%, 09/20/2034 (A)	3,928	3,686
New Hampshire State, National Finance Authority, Ser 2023-2, RB
3.875%, 01/20/2038	1,463	1,331
New Hampshire State, National Finance Authority, University of Nevada Project, RB, BAM
4.500%, 06/01/2053	1,075	991
		6,008
New Jersey — 1.4%
New Jersey State, Economic Development Authority, Kapowski Road Landfill Project, SAB
5.750%, 04/01/2031	2,500	2,509
New Jersey State, Economic Development Authority, Portal North Bridge Project, RB
5.000%, 11/01/2052	4,000	4,003
New Jersey State, Economic Development Authority, Sub-Ser A, RB
3.125%, 07/01/2029	445	439
New Jersey State, Educational Facilities Authority, Higher Education Capital Improvement Fund, RB
4.625%, 09/01/2048	1,450	1,389
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
5.000%, 07/01/2041	2,000	2,001
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
5.000%, 06/01/2046	630	606
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, Paterson Arts & Science Charter School Project, RB
5.375%, 07/01/2053	$500	$494
		11,441
New York — 6.2%
Battery Park City, Authority, Ser D-2, RB
2.250%, 11/01/2038 (B)	1,500	1,500
Build NYC Resource, NYU Law School Project, RB
5.000%, 07/01/2041	1,500	1,389
Hempstead Town, Local Development, The Academy Charter School Project, RB
6.760%, 02/01/2048	1,000	1,001
4.600%, 02/01/2051	500	369
Monroe County, Industrial Development, Ann's Community Project, RB
5.000%, 01/01/2040	1,500	1,386
New York City, Energy Finance Development, RB
5.000%, 07/01/2056 (B)	1,600	1,681
New York City, Industrial Development Agency, Yankee Stadium Project, RB, FGIC
3.585%, 03/01/2026 (B)	425	425
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E-1, RB
3.000%, 02/01/2051	1,000	693
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
5.250%, 05/01/2048	2,000	2,052
New York Counties, Tobacco Trust IV, Ser E, RB
0.000%, 06/01/2055 (G)	57,000	4,287
New York Counties, Tobacco Trust V, Sub-Ser, RB
0.000%, 06/01/2055 (G)	28,000	2,112
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,138
New York State, Liberty Development Authority, World Trade Center Project, RB
5.375%, 11/15/2040 (A)	4,000	4,000
5.000%, 11/15/2044 (A)	1,000	970
New York State, Transportation Development Corporation, American Airlines Inc, JFK International Airport Project, AMT, RB
5.250%, 08/01/2031	930	953

62	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
New York State, Transportation Development Corporation, Delta Air Lines Inc, LaGuardia Airport Terminals C&D Redevelopment Project, AMT, RB
6.000%, 04/01/2035	$2,000	$2,169
5.000%, 01/01/2033	4,085	4,148
4.000%, 10/01/2030	1,000	1,002
New York State, Transportation Development Corporation, JFK International Airport New Terminal One Project, AMT, RB, AGM
5.500%, 06/30/2044	2,000	2,031
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB
6.000%, 06/30/2040	775	835
New York State, Transportation Development Corporation, JFK International Airport Project, AMT, RB, BAM-TCRS
5.500%, 06/30/2060	2,540	2,541
New York State, Transportation Development Corporation, JFK International Airport Terminal 6 Redevelopment Project, AMT, RB, AGC
5.250%, 12/31/2054	2,600	2,562
New York State, Transportation Development Corporation, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
5.000%, 07/01/2046	3,985	3,770
New York State, Urban Development Corporation, Ser A, RB
5.000%, 03/15/2053	3,500	3,532
Suffolk Regional, Off-Track Betting, RB
6.000%, 12/01/2053	500	498
Suffolk, Tobacco Asset Securitization, Sub-Ser, RB
0.000%, 06/01/2066 (G)	21,000	1,710
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
5.250%, 09/15/2047	1,000	785
5.250%, 09/15/2053	2,500	1,879
		51,418
North Carolina — 0.1%
North Carolina State, Housing Finance Agency, 1998 Trust Agreement, Ser 54-A, RB, GNMA/FNMA/FHLMC
6.250%, 01/01/2055	890	995
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Dakota — 0.0%
Grand Forks County, Solid Waste Facility, Red River Biorefinery Project, AMT, RB
7.000%, 12/15/2043 (A)(C)	$1,500	$–
6.625%, 12/15/2031 (A)(C)	1,000	–
		–
Ohio — 2.1%
Buckeye, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2055	5,600	4,523
0.000%, 06/01/2057 (G)	54,300	4,751
Dayton-Montgomery County, Port Authority, Liberty Assisted Living, Springfield Project, RB
6.625%, 01/01/2045 (A)	500	503
Franklin County, Convention Facilities Authority, Greater Columbus Convention Center, RB
5.000%, 12/01/2044	4,000	3,681
Montgomery County, Trousdale Foundation Properties Project, RB
6.250%, 04/01/2049 (A)(C)	1,508	19
6.000%, 04/01/2038 (A)	1,282	16
Ohio State, Air Quality Development Authority, Vanadium Project, AMT, RB
5.000%, 07/01/2049 (A)	4,250	3,695
		17,188
Oklahoma — 0.7%
Oklahoma State, Development Finance Authority, Oklahoma City University Project, RB
4.000%, 08/01/2035	2,790	2,654
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
7.000%, 11/01/2051 (C)	2,163	9
6.875%, 11/01/2046 (C)	1,081	5
6.625%, 11/01/2036 (C)	522	2
Tulsa, Trustees of the Municipal Airport Trust, American Airlines Inc Project, AMT, RB
6.250%, 12/01/2035	3,000	3,313
		5,983
Oregon — 0.1%
University of Oregon, Ser A, RB
5.000%, 04/01/2050	600	603

Other — 3.0%
Freddie Mac, Multifamily ML Certificates, Ser ML15, RB
4.003%, 01/25/2040 (B)	4,892	4,704

SEI Tax Exempt Trust	63

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Freddie Mac, Multifamily ML Certificates, Ser ML19, RB
4.414%, 08/25/2040 (B)	$5,832	$5,891
4.033%, 12/25/2036 (B)	5,163	5,162
Freddie Mac, Multifamily ML Certificates, Ser ML22, RB
4.684%, 10/25/2040 (B)	3,071	3,124
Freddie Mac, Multifamily ML Certificates, Ser ML-29, RB
4.711%, 01/25/2043 (B)	6,290	6,354
		25,235
Pennsylvania — 3.6%
Allegheny County, Airport Authority, Ser A, AMT, RB
5.000%, 01/01/2056	1,000	961
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, Sub-Ser, RB
5.250%, 05/01/2042 (A)	2,040	2,024
Berks County, Municipal Authority, Tower Health Project, RB
8.000%, 06/30/2034	577	590
7.000%, 06/30/2039	2,878	2,543
Berks County, Municipal Authority, Tower Health Project, Ser A-2A, RB
6.000%, 06/30/2034	289	300
Blythe, Solid Waste Authority, AMT, RB
Pre-Refunded @ 100
7.750%, 12/01/2027 (H)	3,450	3,757
Chester County, Industrial Development Authority, Woodlands at Graystone Project, SAB
4.375%, 03/01/2028 (A)	100	100
Franklin County, Industrial Development Authority, Menno-Haven Project, RB
5.000%, 12/01/2025	495	495
Lancaster County, Hospital Authority, Penn State Health, RB
5.000%, 11/01/2046	2,500	2,458
5.000%, 11/01/2051	3,000	2,912
Pennsylvania State, Economic Development Financing Authority, Noble Environmental Inc Project, AMT, RB
6.875%, 09/01/2047 (A)	500	494
Pennsylvania State, Economic Development Financing Authority, PENNDOT Major Bridges Project, AMT, RB
5.250%, 06/30/2053	5,000	4,803
Pennsylvania State, Economic Development Financing Authority, PPL Energy Supply Project, RB
5.250%, 12/01/2037 (B)	1,000	1,007
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Presbyterian Senior Living Project, RB
5.250%, 07/01/2049	$1,250	$1,196
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System, RB
5.000%, 08/15/2049	1,210	1,190
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2026 (A)(H)	2,000	2,067
Southcentral Pennsylvania, General Authority, York Academy Regional Christian School Program, RB
6.500%, 07/15/2048 (A)	2,800	2,816
		29,713
Puerto Rico — 6.8%
Puerto Rico, Electric Power Authority, Ser AAA-PSA, RB
5.250%, 07/01/2030 (C)	200	131
5.250%, 07/01/2031 (C)	5,895	3,861
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
3.571%, 07/01/2029 (B)	6,570	6,317
Puerto Rico, Electric Power Authority, Ser VV-PSA, RB
5.500%, 07/01/2020	1,380	904
Puerto Rico, Electric Power Authority, Ser ZZ-PSA, RB
5.250%, 07/01/2019 (C)	1,265	829
Puerto Rico, GDB Debt Recovery Authority, RB
7.500%, 08/20/2040	8,953	8,637
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A1, RB
5.000%, 07/01/2058	4,503	4,118
0.000%, 07/01/2046 (G)	12,100	3,801
0.000%, 07/01/2051 (G)	41,435	9,599
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
4.329%, 07/01/2040	2,000	1,851
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2A, RB
4.550%, 07/01/2040	2,000	1,904
Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/2043 (B)(D)	3,813	2,392
Puerto Rico, Sub-Ser Senior, Notes
0.000%, 11/01/2051 (B)(D)	18,924	12,277
		56,621

64	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Rhode Island — 0.9%
Rhode Island State, Tobacco Settlement Financing Authority, Ser A, RB
0.000%, 06/01/2052 (G)	$6,890	$925
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
5.000%, 06/01/2050	7,000	6,718
		7,643
South Carolina — 0.3%
Patriots Energy Group, Financing Agency, RB
5.250%, 02/01/2054 (B)	1,800	1,946
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, AMT, RB
6.250%, 02/01/2045 (A)(C)	1,000	90
5.250%, 02/01/2027 (A)(C)	1,000	90
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkeley Project, RB
8.000%, 12/06/2029 (C)	155	124
		2,250
Tennessee — 1.0%
Bristol, Industrial Development Board, Pinnacle Project, TA
5.625%, 06/01/2035	2,000	1,746
Chattanooga, Health Educational & Housing Facility Board, Erlanger Health, RB
5.250%, 12/01/2049	1,000	1,013
Cleveland, Health & Educational Facilities Board, Multifamily Housing, Horizon Square Apartments Project, RB, FNMA/ FHA
4.200%, 05/01/2040	995	949
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
5.500%, 07/01/2037 (C)	700	515
Nashville, Metropolitan Development & Housing Agency, TA
4.500%, 06/01/2028 (A)	340	344
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	4,000	4,086
		8,653
Texas — 7.1%
Angelina & Neches, River Authority, Jefferson Enterprise Energy, AMT, RB
12.000%, 12/01/2045 (A)	3,000	347
7.500%, 12/01/2045 (A)	1,750	175
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Arlington, Higher Education Finance, Basis Texas Charter Schools, RB
5.750%, 06/15/2055 (A)	$1,500	$1,467
Austin Affordable PFC Inc, Multifamily Housing, Heritage Pointe Seniors Apartments, RB, FNMA
4.350%, 05/01/2043	2,750	2,571
Baytown, Municipal Development District, Baytown Convention Center Hotel, RB
5.000%, 10/01/2050 (A)	500	389
Brazoria County, Industrial Development, Aleon Renewable Metals Project, AMT, RB
12.000%, 06/01/2043 (A)	3,281	820
10.000%, 06/01/2042 (A)(B)	1,406	352
Brazoria County, Industrial Development, Gladieux Metals Recycling Project, AMT, RB
9.000%, 03/01/2039 (A)(C)	8,910	2,227
7.000%, 03/01/2039 (C)	480	120
Calhoun County, Navigation Industrial Development Authority, AMT, RB
3.625%, 07/01/2026 (A)	2,000	1,939
Dallas City, Housing Finance, West Virginia Apartments, RB, FNMA
4.350%, 10/01/2041	1,000	970
Denton, Independent School District, GO, PSF-GTD
5.000%, 08/15/2053	1,500	1,511
Houston, Airport System Revenue, United Airlines Inc Terminal Improvement Projects, Ser B, AMT, RB
5.500%, 07/15/2035	4,000	4,273
Liberty Hill, Independent School District, GO, PSF-GTD
5.000%, 02/01/2055	4,000	4,017
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
5.500%, 07/01/2046 (C)	1,500	750
5.000%, 07/01/2031 (C)	250	125
5.000%, 07/01/2046	2,000	1,682
New Hope, Cultural Education Facilities, Edgemere Project, RB
5.000%, 01/01/2047	1,500	1,363
New Hope, Cultural Education Facilities, Longhorn Village Project, RB
5.000%, 01/01/2042	500	477
New Hope, Cultural Education Facilities, Quality Senior Housing Foundation, Ser A1, RB
5.000%, 12/01/2054	500	416
North Fort Bend, Water Authority, Ser A, RB
4.000%, 12/15/2044	6,455	5,610

SEI Tax Exempt Trust	65

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2047	$5,000	$5,101
Northwest, Independent School District, GO, PSF-GTD
5.000%, 02/15/2055	4,000	4,041
Port Isabel, GO
5.100%, 02/15/2049 (A)	1,000	901
Texas State, Municipal Gas Acquisition & Supply I, Sub-Ser C, RB
4.519%, 12/15/2026 (B)	3,000	3,001
Texas State, Water Development Board, Ser A, RB
5.000%, 10/15/2058	3,600	3,623
4.875%, 10/15/2048	10,500	10,593
		58,861
Utah — 0.8%
Mida Mountain Village, Public Infrastructure District, Mountain Village Assesment, SAB
4.000%, 08/01/2050 (A)	1,885	1,503
Mida Mountain Village, Public Infrastructure District, Sub-Ser 2, TA
6.000%, 06/15/2054 (A)	1,000	992
5.500%, 06/15/2039 (A)	1,790	1,768
Soleil Hills, Public Infrastructure District No. 1, Ser A, GO
5.875%, 03/01/2055 (A)	500	471
UIPA Crossroads, Public Infrastructure District, TA
4.375%, 06/01/2052 (A)	1,000	854
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (A)	200	200
Utah State, Charter School Finance Authority, St George Campus Project, Ser A, RB
5.000%, 06/15/2052 (A)	1,300	1,028
		6,816
Virginia — 1.7%
Farms of New Kent, Community Development Authority, Ser A, SAB
3.750%, 03/01/2036 (A)	2,400	2,257
Hanover County, Economic Development Authority, Covenant Woods Project, RB
5.000%, 07/01/2038	375	375
Henrico County, Economic Development Authority, Pinnacle Living Obligation Group, Ser A, RB
5.000%, 06/01/2044	1,000	934
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Lewistown, Commerce Center, Community Development Authority, Ser B, TA
6.050%, 03/01/2044	$23	$19
Lewistown, Commerce Center, Community Development Authority, Ser C, TA
6.050%, 03/01/2054	118	53
Lewistown, Commerce Center, Community Development Authority, TA
6.050%, 03/01/2044 (C)	34	23
Virginia State, Small Business Financing Authority, Bon Secours Mercy Health, RB
4.000%, 12/01/2049	2,000	1,677
Virginia State, Small Business Financing Authority, Mary Washington Healthcare Obligated Group, RB
5.000%, 06/15/2041	1,000	1,022
Virginia State, Small Business Financing Authority, Rixey Student Housing Project, Ser A, RB
5.500%, 07/01/2044 (A)	6,565	5,477
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
5.000%, 12/31/2049	2,500	2,359
		14,196
Washington — 1.2%
King County, Sewer Revenue, RB
2.350%, 01/01/2042 (B)	1,500	1,500
Washington State, Housing Finance Commission, Emerald Heights Project, Ser A, RB
5.000%, 07/01/2048	1,050	992
Washington State, Housing Finance Commission, Judson Park Project, RB
5.000%, 07/01/2033 (A)	225	226
4.000%, 07/01/2028 (A)	300	300
Washington State, Housing Finance Commission, Lansdale Pointe Apartments Project, RB, FNMA
4.400%, 03/01/2043	2,000	1,872
Washington State, Housing Finance Commission, Social Certificates, RB
3.375%, 04/20/2037	3,047	2,785
Washington State, Housing Finance Commission, Social Certificates, Ser 2, RB
4.221%, 03/01/2050 (B)	1,989	1,866
		9,541

66	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
West Virginia — 1.4%
West Virginia State, Economic Development Authority, Core Natural Resources Inc Project, AMT, RB
5.450%, 01/01/2055 (A)(B)	$2,500	$2,543
West Virginia State, Hospital Finance Authority, Refunding & Improvement, Vandalia Health Group, Ser B, RB
6.000%, 09/01/2053	2,100	2,215
West Virginia State, Tobacco Settlement, Finance Authority, Ser B, RB
0.000%, 06/01/2047 (G)	73,250	6,512
		11,270
Wisconsin — 3.9%
University of Wisconsin, Hospitals & Clinics, Ser 2018B, RB
2.400%, 04/01/2048 (B)	500	500
Wisconsin State, Center District, Junior Dedicated Tax Revenue, Ser D, RB, AGM
0.000%, 12/15/2045 (G)	5,000	1,797
Wisconsin State, Center District, Senior Dedicated Tax Revenue, Ser C, RB, AGM
0.000%, 12/15/2045 (G)	8,110	2,886
Wisconsin State, Health & Educational Facilities Authority, Camillus Health System, RB
5.000%, 11/01/2046	1,000	871
Wisconsin State, Health & Educational Facilities Authority, Covenant Communities Inc Project, RB
4.500%, 07/01/2043	300	247
Wisconsin State, Health & Educational Facilities Authority, Three Pillars Senior Living Communities, RB
5.750%, 08/15/2054	1,000	999
Wisconsin State, Health & Educational Facilities Authority, Wisconsin Illinois Senior Housing, RB
5.250%, 08/01/2048	1,500	1,215
5.000%, 08/01/2028	610	612
Wisconsin State, Public Finance Authority, Barton College Project, Ser A, RB
5.000%, 03/01/2038	2,500	2,272
5.000%, 03/01/2048	1,500	1,212
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, Ser A, RB
7.000%, 11/01/2046 (A)(C)	3,500	1,925
Wisconsin State, Public Finance Authority, Estancia Valley Classical, RB
4.250%, 07/01/2051 (A)	1,000	680
Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Georgia Express Lanes Project, Ser Senior 400, AMT, RB
5.750%, 12/31/2065	$4,800	$4,689
Wisconsin State, Public Finance Authority, Irving Convention Center Hotel Project, RB
7.000%, 01/01/2050 (A)	3,250	3,315
Wisconsin State, Public Finance Authority, Lake Erie College, RB
5.875%, 10/01/2054 (A)	2,770	1,707
Wisconsin State, Public Finance Authority, Lariat Project, RB
0.000%, 09/01/2029 (A)(G)	721	541
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
5.250%, 05/15/2052 (A)	1,750	1,547
Wisconsin State, Public Finance Authority, Northwest Nazarene University Project, RB
4.250%, 10/01/2049	1,000	795
Wisconsin State, Public Finance Authority, Procure Proton Therapy Center Project, RB
6.375%, 01/01/2048 (A)	5,070	2,282
Wisconsin State, Public Finance Authority, Retirement Facilities First Mortgage, RB
5.250%, 03/01/2055 (A)	2,500	2,098
		32,190
Total Municipal Bonds
(Cost $663,084) ($ Thousands)		589,064

CORPORATE OBLIGATIONS — 21.2%
Financials — 20.9%
Allianz
3.500%, H15T5Y + 2.973%(A)(B)(I)	2,600	2,576
American Express
3.550%, H15T5Y + 2.854%(B)(I)	6,000	5,855
Australia & New Zealand Banking Group
6.750%, USISDA05 + 5.168%(A)(B)(I)	6,900	6,991
Banco Bilbao Vizcaya Argentaria
9.375%, H15T5Y + 5.099%(B)(I)	1,200	1,326
Banco Santander
9.625%, H15T5Y + 5.306%(B)(I)	3,000	3,321
Bank of America
6.625%, H15T5Y + 2.684%(B)(I)	2,200	2,265
6.125%, H15T5Y + 3.231%(B)(I)	2,800	2,826
4.375%, H15T5Y + 2.760%(B)(I)	2,500	2,442
Bank of Montreal
7.700%, H15T5Y + 3.452%, 05/26/2084 (B)	2,000	2,085

SEI Tax Exempt Trust	67

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
6.875%, H15T5Y + 2.976%, 11/26/2085 (B)	$800	$805
Bank of New York Mellon
3.750%, H15T5Y + 2.630%(B)(I)	4,300	4,168
3.700%, H15T5Y + 3.352%(B)(I)	3,500	3,443
Bank of Nova Scotia
8.625%, H15T5Y + 4.389%, 10/27/2082 (B)	3,200	3,389
Barclays PLC
9.625%, USISSO05 + 5.775%(B)(I)	1,200	1,346
4.375%, H15T5Y + 3.410%(B)(I)	3,000	2,828
Benloch Ranch, Improvement Association No. 2
10.000%, 12/01/2051 (A)(J)	6,000	4,498
BNP Paribas
9.250%, H15T5Y + 4.969%(A)(B)(I)	2,400	2,573
8.500%, H15T5Y + 4.354%(A)(B)(I)	1,400	1,487
7.750%, H15T5Y + 4.899%(A)(B)(I)	4,290	4,506
BP Capital Markets PLC
6.125%, H15T5Y + 1.924%(B)(I)	2,700	2,753
Capital One Financial
3.950%, H15T5Y + 3.157%(B)(I)	5,300	5,193
Charles Schwab
4.000%, H15T5Y + 3.168%(B)(I)	6,000	5,910
Citigroup
6.950%, H15T5Y + 2.726%(B)(I)	1,250	1,269
3.875%, H15T5Y + 3.417%(B)(I)	4,400	4,349
Citizens Financial Group
5.650%, H15T5Y + 5.313%(B)(I)	1,500	1,499
4.000%, H15T5Y + 3.215%(B)(I)	2,600	2,541
CoBank ACB
6.250%, US0003M + 4.660%(B)(I)	500	500
Corebridge Financial
6.875%, H15T5Y + 3.846%, 12/15/2052 (B)	1,500	1,551
Credit Agricole
8.125%, USSW5 + 6.185%(A)(B)(I)	2,000	2,014
Credit Agricole MTN
4.750%, H15T5Y + 3.237%(A)(B)(I)	3,000	2,848
Goldman Sachs Group
7.500%, H15T5Y + 2.809%(B)(I)	3,300	3,464
4.125%, H15T5Y + 2.949%(B)(I)	2,000	1,943
HSBC Holdings PLC
6.000%, USISDA05 + 3.746%(B)(I)	1,500	1,500
Huntington Bancshares
4.450%, H15T7Y + 4.045%(B)(I)	5,648	5,565
ING Groep
5.750%, H15T5Y + 4.342%(B)(I)	4,600	4,607
JPMorgan Chase
6.875%, H15T5Y + 2.737%(B)(I)	500	525
6.500%, H15T5Y + 2.152%(B)(I)	1,500	1,541
3.650%, H15T5Y + 2.850%(B)(I)	2,300	2,267
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
KeyCorp
5.000%, TSFR3M + 3.868%(B)(I)	$3,000	$2,966
Lloyds Banking Group PLC
8.000%, H15T5Y + 3.913%(B)(I)	4,800	5,156
M&T Bank
7.304%, H15T5Y + 3.174%(B)(I)	1,800	1,816
3.500%, H15T5Y + 2.679%(B)(I)	2,000	1,933
MetLife
3.850%, H15T5Y + 3.576%(B)(I)	1,500	1,495
NatWest Group PLC
8.125%, H15T5Y + 3.752%(B)(I)	2,000	2,214
Nomura Holdings
7.000%, H15T5Y + 3.084%(B)(I)	1,200	1,230
Northern Trust
4.600%, TSFR3M + 3.464%(B)(I)	500	496
PNC Financial Services Group
6.250%, H15T7Y + 2.808%(B)(I)	2,100	2,124
6.000%, H15T5Y + 3.000%(B)(I)	3,400	3,423
Prudential Financial
6.500%, H15T5Y + 2.404%, 03/15/2054 (B)	2,000	2,102
Royal Bank of Canada
6.750%, H15T5Y + 2.815%, 08/24/2085 (B)	900	914
6.350%, H15T5Y + 2.257%, 11/24/2084 (B)	500	485
Societe Generale
10.000%, H15T5Y + 5.448%(B)(I)	200	220
Standard Chartered PLC
7.014%, US0003M + 1.460%(A)(B)(I)	4,000	4,143
State Street
6.700%, H15T5Y + 2.628%(B)(I)	1,200	1,243
6.450%, H15T5Y + 2.135%(B)(I)	2,400	2,441
Toll Road Investors Partnership II
0.000%, 02/15/2043 (A)(G)	19,266	6,460
Toronto-Dominion Bank
8.125%, H15T5Y + 4.075%, 10/31/2082 (B)	4,000	4,213
UBS Group
9.250%, H15T5Y + 4.745%(A)(B)(I)	2,000	2,192
9.250%, H15T5Y + 4.758%(A)(B)(I)	1,000	1,174
4.375%, H15T5Y + 3.313%(A)(B)(I)	6,000	5,380
US Bancorp
3.700%, H15T5Y + 2.541%(B)(I)	6,200	5,971
Voya Financial
7.758%, H15T5Y + 3.358%(B)(I)	1,700	1,793
Wells Fargo
3.900%, H15T5Y + 3.453%(B)(I)	1,500	1,486
		173,639

68	SEI Tax Exempt Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.1%
Gladieux Metals Recycling
14.360%, 10/19/2025 (J)	$1,201	$1,201

Utilities — 0.2%
Dominion Energy
4.350%, H15T5Y + 3.195%(B)(I)	1,100	1,079

Total Corporate Obligations
(Cost $176,062) ($ Thousands)		175,919

	Shares
PREFERRED STOCK — 3.4%
Communication Services — 0.3%
AT&T
4.750%	121,800	2,390

Consumer Discretionary — 0.2%
Dairy Farmers of America
7.875%	15,000	1,440

Financials — 2.7%
Allstate
4.750%	21,234	429
Arch Capital Group
5.450%	10,784	229
Bank of America
5.117%, TSFR3M + 0.912%(B)	20,730	425
Capital One Financial
5.000%	70,400	1,388
Citizens Financial Group
6.500%, H15T5Y + 2.629%(B)	46,500	1,173
Equitable Holdings
5.250%	24,094	516
4.300%	51,362	891
Fifth Third Bancorp
8.267%, TSFR3M + 3.972%(B)	49,904	1,275
Goldman Sachs Group
5.158%, TSFR3M + 0.932%(B)	4,166	89
KeyCorp
6.200%, H15T5Y + 3.132%(B)	15,000	372
6.125%, TSFR3M + 4.154%(B)	4,283	107
M&T Bank
5.625%, TSOFRR3M + 4.280%(B)	12,841	318
MetLife
5.625%	7,914	195
4.750%	174,456	3,548
Morgan Stanley
5.279%, TSFR3M + 0.962%(B)	133,149	2,903
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Regions Financial
6.950%, H15T5Y + 2.771%(B)	5,000	$128
5.700%, TSFR3M + 3.410%(B)	16,465	394
4.450%	48,202	880
RenaissanceRe Holdings
4.200%	55,141	903
Stifel Financial
4.500%	41,828	759
UMB Financial
7.750%, H15T5Y + 3.743%(B)	38,600	1,013
US Bancorp
5.599%, TSFR3M + 1.282%(B)	500	414
5.500%	19,936	475
Voya Financial
5.350%, H15T5Y + 3.210%(B)	94,605	2,235
Webster Financial
6.500%	33,896	832
5.250%	42,631	857
Western Alliance Bancorp
4.250%, H15T5Y + 3.452%(B)	21,251	484
		23,232
Utilities — 0.2%
Entergy Texas
5.375%	39,700	930
NSTAR Electric
4.780%	10,708	835
		1,765
Total Preferred Stock
(Cost $31,241) ($ Thousands)		28,827

	Face Amount (Thousands)
U.S. TREASURY OBLIGATIONS — 2.2%
United States Treasury Bill
4.228%, 10/09/2025 (K)	$8,800	8,762
4.220%, 10/14/2025 (K)	5,700	5,673
4.158%, 11/06/2025 (K)	3,900	3,871

Total U.S. Treasury Obligations
(Cost $18,303) ($ Thousands)		18,306

MORTGAGE-BACKED SECURITIES — 1.5%
Agency Mortgage-Backed Obligations — 1.5%
FHLMC
5.210%, 08/01/2040	3,555	3,786
3.850%, 07/01/2039	4,130	3,852
Freddie Mac, Multifamily ML Certificates, Ser ML17, Cl A
3.084%, 04/25/2043(B)	1,968	1,694

SEI Tax Exempt Trust	69

SCHEDULE OF INVESTMENTS

August 31, 2025

Tax-Advantaged Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Washington State, Housing Finance Commission, Ser 1, Cl A1
4.078%, 08/20/2063(B)	$2,700	$2,478
Washington State, Housing Finance Commission, Ser 1, Cl A2
4.078%, 08/20/2063(B)	600	533

Total Mortgage-Backed Securities
(Cost $11,916) ($ Thousands)		12,343

	Shares
CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.190%**†	566,220	566
Total Cash Equivalent
(Cost $566) ($ Thousands)		566
Total Investments in Securities — 99.4%
(Cost $901,172) ($ Thousands)		$825,025

Percentages are based on Net Assets of $829,947 ($ Thousands).

**	The rate reported is the 7-day effective yield as of August 31, 2025.
†	Investment in Affiliated Security (see Note 3).
(A)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On August 31, 2025, the value of these securities amounted to $182,987 ($ Thousands), representing 22.0% of the Net Assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(C)	Security is in default on interest payment.
(D)	No interest rate available.
(E)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(F)	Securities are held in connection with a letter of credit issued by a major bank.
(G)	Zero coupon security.
(H)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(I)	Perpetual security with no stated maturity date.
(J)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(K)	Interest rate represents the security's effective yield at the time of purchase.

The following is a summary of the level of inputs used as of August 31, 2025, in valuing the Fund's investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1 ($)	Level 2 ($)	Level 3(1) ($)	Total ($)
Municipal Bonds	–	589,064	–	589,064
Corporate Obligations	–	170,220	5,699	175,919
Preferred Stock	13,777	15,050	–	28,827
U.S. Treasury Obligations	–	18,306	–	18,306
Mortgage-Backed Securities	–	12,343	–	12,343
Cash Equivalent	566	–	–	566
Total Investments in Securities	14,343	804,983	5,699	825,025

(1)	A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

70	SEI Tax Exempt Trust

The following is a summary of the Fund’s transactions with affiliates for the year ended August 31, 2025 ($ Thousands):

Security Description	Value 8/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 8/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$588	$67,267	$(67,289)	$—	$—	$566	$127	$—

Amounts designated as “—” are either $0 or have been rounded to $0.

See “Glossary” for abbreviations.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	71

Glossary (abbreviations which may be used in the preceding Schedules of Investments):

August 31, 2025

Portfolio Abbreviations

ACB — Agricultural Credit Bank

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AGUK — Assured Guaranty London PLC

AMBAC — American Municipal Bond Assurance Co.

AMT — Alternative Minimum Tax

BAM — Build America Mutual Assurance Co.

BAM-TCRS — Build America Mutual Assurance Co. – Transferable Custodial Receipts

Cl — Class

COP — Certificate of Participation

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FGIC — Financial Guaranty Insurance Company

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

H15T5Y — US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

H15T7Y — US Treasury Yield Curve Rate T Note Constant Maturity 7 Year

MTN — Medium Term Note

NATL — National Public Finance Guarantee Corp.

PFC — Public Facility Corporation

PLC — Public Limited Company

PSF-GTD — Permanent School Board Loan Fund

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TA — Tax Allocation

TRAN — Tax Revenue Anticipation Note

US0003M — 3-Month USD LIBOR Rate

USISDA05 — 5-Year USD ICE Swap Rate

USISS005 — 5-Year USD SOFR Swap Rate

USSW5 — 5-Year USD Swap Rate

TSFR3M — Term Secured Overnight Financing Rate 3 Month

72	SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2025

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
Assets:
Investments, at value †	$1,520,505		$775,984
Affiliated investment, at value ††	—		—
Cash and cash equivalents	6,420		2,253
Dividends and interest receivable	18,131		8,415
Receivable for fund shares sold	716		146
Prepaid expenses	58		30
Total Assets	1,545,830		786,828
Liabilities:
Payable for investment securities purchased	3,322		14,539
Payable for fund shares redeemed	824		476
Income distribution payable	558		292
Shareholder servicing fees payable	287		153
Investment advisory fees payable	252		130
Administration fees payable	201		152
Professional fees payable	116		58
Chief Compliance Officer fees payable	7		3
Accrued expense payable	88		47
Total Liabilities	5,655		15,850
Net Assets	$1,540,175		$770,978
† Cost of investments	$1,565,008		$773,924
†† Cost of affiliated investment	—		—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$1,636,784		$780,236
Total accumulated losses	(96,609)		(9,258)
Net Assets	$1,540,175		$770,978
Net Asset Value, Offering and Redemption Price Per Share — Class F	$10.92		$10.05
	($1,348,017,729 ÷ 123,396,309 shares	)	($715,984,615 ÷ 71,248,254 shares	)
Net Asset Value, Offering and Redemption Price Per Share — Class Y	$10.93		$10.04
	($192,157,023 ÷ 17,578,162 shares	)	($54,993,811 ÷ 5,475,001 shares	)

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

73	SEI Tax Exempt Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

August 31, 2025

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund		Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
$228,584		$59,257		$91,008		$107,502		$135,716		$824,459
1,574		337		198		1,487		1,106		566
—		—		—		—		—		866
2,762		650		879		1,322		1,703		8,472
41		50		23		1		6		306
9		6		3		4		5		28
232,970		60,300		92,111		110,316		138,536		834,697

—		—		—		—		—		3,298
159		7		47		19		34		239
51		18		20		27		28		555
27		8		12		13		18		129
47		13		18		21		32		259
35		5		14		17		20		155
18		5		7		8		10		63
1		—		—		—		1		4
14		5		5		8		9		48
352		61		123		113		152		4,750
$232,618		$60,239		$91,988		$110,203		$138,384		$829,947
$235,738		$60,737		$93,394		$109,196		$138,266		$900,606
1,574		337		198		1,487		1,106		566

$246,012		$62,837		$95,251		$113,607		$142,408		$947,393
(13,394)		(2,598)		(3,263)		(3,404)		(4,024)		(117,446)
$232,618		$60,239		$91,988		$110,203		$138,384		$829,947
$10.19		$10.11		$9.95		$10.22		$10.39		$8.90
($211,531,884 ÷ 20,756,630 shares	)	($60,092,453 ÷ 5,941,250 shares	)	($91,712,299 ÷ 9,216,283 shares	)	($100,985,794 ÷ 9,879,857 shares	)	($138,132,848 ÷ 13,296,697 shares	)	($608,823,599 ÷ 68,391,282 shares	)
$10.20		$10.10		$9.95		$10.21		$10.39		$8.89
($21,085,659 ÷ 2,067,098 shares	)	($146,644 ÷ 14,522 shares	)	($275,623 ÷ 27,712 shares	)	($9,217,073 ÷ 903,051 shares	)	($251,320 ÷ 24,196 shares	)	($221,123,680 ÷ 24,862,795 shares	)

SEI Tax Exempt Trust	74

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2025

	Intermediate-Term Municipal Fund	Short Duration Municipal Fund
Investment Income:
Interest income	$58,111	$26,400
Dividend income	—	—
Income from Affiliated Investments	332	—
Total Investment Income	58,443	26,400
Expenses:
Investment advisory fees	5,319	2,699
Shareholder servicing fees - Class F	3,529	1,910
Administration fees	3,198	1,636
Trustees' fees	45	23
Chief Compliance Officer fees	15	7
Printing fees	129	65
Professional fees	126	63
Registration fees	117	63
Pricing fees	107	61
Proxy fees	100	56
Custodian/Wire Agent fees	39	21
Other expenses	38	19
Total Expenses	12,762	6,623
Less, waiver of:
Investment advisory fees	(2,219)	(1,083)
Administration fees	(744)	(442)
Shareholder servicing fees - Class F	—	—
Net Expenses	9,799	5,098
Net Investment Income	48,644	21,302
Net Realized Gain/(Loss) on:
Investments	(9,677)	(2,417)
Net Realized Gain/(Loss)	(9,677)	(2,417)
Net Change in Unrealized Appreciation/(Depreciation) on:
Investments	(28,768)	6,225
Net Change in Unrealized Appreciation/(Depreciation)	(28,768)	6,225
Net Realized and Unrealized Gain/(Loss)	(38,445)	3,808
Net Increase (Decrease) in Net Assets Resulting from Operations	$10,199	$25,110

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

75	SEI Tax Exempt Trust

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended August 31, 2025

California Municipal Bond Fund	Massachusetts Municipal Bond Fund	New Jersey Municipal Bond Fund	New York Municipal Bond Fund	Pennsylvania Municipal Bond Fund	Tax-Advantaged Income Fund
$6,408	$1,489	$2,611	$3,040	$3,846	$49,148
—	—	—	—	—	1,616
171	36	83	102	79	127
6,579	1,525	2,694	3,142	3,925	50,891

820	202	315	371	493	4,499
569	153	237	258	352	1,691
497	123	191	225	282	2,699
7	3	3	3	4	25
2	1	1	1	1	8
20	6	8	9	11	68
19	13	7	9	11	58
18	6	7	8	10	72
16	8	9	9	13	65
22	11	13	14	15	64
6	3	3	3	4	21
6	2	2	3	3	22
2,002	531	796	913	1,199	9,292

(228)	(42)	(96)	(113)	(115)	(1,203)
(58)	(26)	(17)	(18)	(37)	(807)
(227)	(61)	(95)	(103)	(141)	(14)
1,489	402	588	679	906	7,268
5,090	1,123	2,106	2,463	3,019	43,623

(2,607)	(278)	(225)	(751)	(275)	(2,233)
(2,607)	(278)	(225)	(751)	(275)	(2,233)

1,147	6	(70)	205	304	(52,073)
1,147	6	(70)	205	304	(52,073)
(1,460)	(272)	(295)	(546)	29	(54,306)
$3,630	$851	$1,811	$1,917	$3,048	$(10,683)

SEI Tax Exempt Trust	76

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund
	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024
Operations:
Net investment income	$48,644	$45,485	$21,302	$21,808
Net realized loss	(9,677)	(9,016)	(2,417)	(1,696)
Net change in unrealized appreciation (depreciation)	(28,768)	55,949	6,225	16,719
Net Increase in Net Assets Resulting from Operations	10,199	92,418	25,110	36,831
Distributions:
Class F	(41,442)	(39,012)	(19,757)	(20,375)
Class Y	(6,382)	(5,723)	(1,524)	(1,335)
Total Distributions	(47,824)	(44,735)	(21,281)	(21,710)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	350,344	181,162	134,587	88,809
Reinvestment of dividends & distributions	36,833	34,559	16,695	17,223
Cost of shares redeemed	(372,943)	(335,109)	(220,247)	(257,611)
Net Increase (Decrease) from Class F Transactions	14,234	(119,388)	(68,965)	(151,579)
Class Y:
Proceeds from shares issued	46,112	42,677	17,340	17,565
Reinvestment of dividends & distributions	4,683	4,183	1,185	1,117
Cost of shares redeemed	(45,311)	(60,426)	(11,535)	(24,661)
Net Increase (Decrease) from Class Y Transactions	5,484	(13,566)	6,990	(5,979)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	19,718	(132,954)	(61,975)	(157,558)
Net Increase (Decrease) in Net Assets	(17,907)	(85,271)	(58,146)	(142,437)
Net Assets:
Beginning of year	1,558,082	1,643,353	829,124	971,561
End of year	$1,540,175	$1,558,082	$770,978	$829,124
(1)	See Note 7 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

77	SEI Tax Exempt Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

California Municipal Bond Fund		Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024
$5,090	$4,327	$1,123	$949	$2,106	$1,856	$2,463	$2,013
(2,607)	(2,075)	(278)	(298)	(225)	(198)	(751)	(561)
1,147	7,719	6	1,757	(70)	2,161	205	3,131
3,630	9,971	851	2,408	1,811	3,819	1,917	4,583

(4,636)	(3,990)	(1,102)	(957)	(2,084)	(1,846)	(2,239)	(1,839)
(451)	(352)	(5)	(5)	(14)	(16)	(213)	(179)
(5,087)	(4,342)	(1,107)	(962)	(2,098)	(1,862)	(2,452)	(2,018)

47,498	26,627	10,403	5,865	28,550	13,418	36,420	11,431
3,998	3,461	928	810	1,848	1,643	1,976	1,613
(58,718)	(44,993)	(9,922)	(10,464)	(30,852)	(17,542)	(33,197)	(22,245)
(7,222)	(14,905)	1,409	(3,789)	(454)	(2,481)	5,199	(9,201)

4,502	10,725	—	5	—	157	828	4,452
366	289	—	—	11	14	190	157
(3,368)	(13,007)	(133)	(70)	(468)	(194)	(909)	(5,123)
1,500	(1,993)	(133)	(65)	(457)	(23)	109	(514)
(5,722)	(16,898)	1,276	(3,854)	(911)	(2,504)	5,308	(9,715)
(7,179)	(11,269)	1,020	(2,408)	(1,198)	(547)	4,773	(7,150)

239,797	251,066	59,219	61,627	93,186	93,733	105,430	112,580
$232,618	$239,797	$60,239	$59,219	$91,988	$93,186	$110,203	$105,430

SEI Tax Exempt Trust	78

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years ended August 31,

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024	9/1/2024 to 8/31/2025	9/1/2023 to 8/31/2024
Operations:
Net investment income	$3,019	$2,651	$43,623	$53,291
Net realized loss	(275)	(825)	(2,233)	(9,910)
Net change in unrealized appreciation (depreciation)	304	4,148	(52,073)	60,169
Net Increase (Decrease) in Net Assets Resulting from Operations	3,048	5,974	(10,683)	103,550
Distributions:
Class F	(2,969)	(2,627)	(30,594)	(38,833)
Class Y	(5)	(5)	(10,650)	(10,428)
Total Distributions	(2,974)	(2,632)	(41,244)	(49,261)
Capital Share Transactions:(1)
Class F:
Proceeds from shares issued	28,565	14,128	106,568	86,395
Reinvestment of dividends & distributions	2,649	2,327	25,500	32,864
Cost of shares redeemed	(26,475)	(29,037)	(286,511)	(210,077)
Net Increase (Decrease) from Class F Transactions	4,739	(12,582)	(154,443)	(90,818)
Class Y:
Proceeds from shares issued	6	2	38,614	44,295
Reinvestment of dividends & distributions	5	5	8,083	7,405
Cost of shares redeemed	(7)	(3)	(36,545)	(44,805)
Net Increase from Class Y Transactions	4	4	10,152	6,895
Net Increase (Decrease) in Net Assets from Capital Share Transactions	4,743	(12,578)	(144,291)	(83,923)
Net Increase (Decrease) in Net Assets	4,817	(9,236)	(196,218)	(29,634)
Net Assets:
Beginning of year	133,567	142,803	1,026,165	1,055,799
End of year	$138,384	$133,567	$829,947	$1,026,165
(1)	See Note 7 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	79

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
Intermediate-Term Municipal Fund
Class F
2025	$11.18	$0.33	$(0.27)	$0.06	$(0.32)	$—	$(0.32)	$10.92	0.58%	$1,348,018	0.64	%(1)	0.82%	2.98%	25%
2024	10.84	0.31	0.34	0.65	(0.31)	—	(0.31)	11.18	6.07	1,366,706	0.63		0.82	2.85	24
2023	11.00	0.28	(0.16)	0.12	(0.28)	—	(0.28)	10.84	1.11	1,443,612	0.63		0.81	2.60	18
2022	12.29	0.25	(1.26)	(1.01)	(0.25)	(0.03)	(0.28)	11.00	(8.31)	1,755,076	0.63		0.80	2.16	24
2021	12.09	0.26	0.22	0.48	(0.26)	(0.02)	(0.28)	12.29	3.98	2,033,780	0.63		0.80	2.15	11
Class Y
2025	$11.19	$0.36	$(0.27)	$0.09	$(0.35)	$—	$(0.35)	$10.93	0.83%	$192,157	0.39	%(2)	0.57%	3.23%	25%
2024	10.85	0.34	0.34	0.68	(0.34)	—	(0.34)	11.19	6.33	191,376	0.38		0.57	3.10	24
2023	11.01	0.31	(0.16)	0.15	(0.31)	—	(0.31)	10.85	1.37	199,741	0.38		0.56	2.85	18
2022	12.30	0.28	(1.26)	(0.98)	(0.28)	(0.03)	(0.31)	11.01	(8.07)	174,307	0.38		0.55	2.41	24
2021	12.10	0.29	0.22	0.51	(0.29)	(0.02)	(0.31)	12.30	4.23	189,210	0.38		0.55	2.40	11
Short Duration Municipal Fund
Class F
2025	$10.00	$0.26	$0.05	$0.31	$(0.26)	$—	$(0.26)	$10.05	3.12%	$715,984	0.64	%(1)	0.83%	2.59%	31%
2024	9.83	0.24	0.17	0.41	(0.24)	—	(0.24)	10.00	4.24	781,433	0.63		0.82	2.45	37
2023	9.83	0.18	—	0.18	(0.18)	—	(0.18)	9.83	1.87	918,844	0.63		0.81	1.85	40
2022	10.13	0.06	(0.30)	(0.24)	(0.06)	—	(0.06)	9.83	(2.33)	1,094,787	0.63		0.80	0.65	35
2021	10.13	0.08	—	0.08	(0.08)	—	(0.08)	10.13	0.77	1,188,974	0.63		0.81	0.77	30
Class Y
2025	$9.99	$0.28	$0.05	$0.33	$(0.28)	$—	$(0.28)	$10.04	3.38%	$54,994	0.39	%(2)	0.58%	2.84%	31%
2024	9.82	0.27	0.17	0.44	(0.27)	—	(0.27)	9.99	4.50	47,691	0.38		0.57	2.70	37
2023	9.82	0.21	—	0.21	(0.21)	—	(0.21)	9.82	2.12	52,717	0.38		0.56	2.10	40
2022	10.12	0.09	(0.30)	(0.21)	(0.09)	—	(0.09)	9.82	(2.10)	63,199	0.38		0.55	0.90	35
2021	10.12	0.10	—	0.10	(0.10)	—	(0.10)	10.12	1.01	62,824	0.38		0.56	1.02	30
California Municipal Bond Fund
Class F
2025	$10.24	$0.21	$(0.05)	$0.16	$(0.21)	$—	$(0.21)	$10.19	1.55%	$211,532	0.61	%(3)	0.83%	2.03%	28%
2024	9.99	0.18	0.25	0.43	(0.18)	—	(0.18)	10.24	4.37	220,137	0.60		0.82	1.80	26
2023	10.10	0.16	(0.09)	0.07	(0.16)	(0.02)	(0.18)	9.99	0.73	229,828	0.60		0.82	1.60	11
2022	11.13	0.15	(1.00)	(0.85)	(0.15)	(0.03)	(0.18)	10.10	(7.71)	267,060	0.60		0.81	1.44	9
2021	11.18	0.16	(0.01)	0.15	(0.16)	(0.04)	(0.20)	11.13	1.31	329,000	0.60		0.81	1.42	8
Class Y
2025	$10.24	$0.22	$(0.05)	$0.17	$(0.21)	$—	$(0.21)	$10.20	1.74%	$21,086	0.46	%(4)	0.58%	2.18%	28%
2024	10.00	0.20	0.24	0.44	(0.20)	—	(0.20)	10.24	4.42	19,660	0.45		0.57	1.95	26
2023	10.09	0.17	(0.07)	0.10	(0.17)	(0.02)	(0.19)	10.00	1.00	21,238	0.45		0.57	1.75	11
2022	11.12	0.17	(1.00)	(0.83)	(0.17)	(0.03)	(0.20)	10.09	(7.58)	35,948	0.45		0.56	1.60	9
2021	11.17	0.17	(0.01)	0.16	(0.17)	(0.04)	(0.21)	11.12	1.46	29,632	0.45		0.56	1.57	8
Massachusetts Municipal Bond Fund
Class F
2025	$10.16	$0.18	$(0.05)	$0.13	$(0.18)	$—	$(0.18)	$10.11	1.32%	$60,092	0.65	%(5)	0.86%	1.83%	20%
2024	9.91	0.16	0.25	0.41	(0.16)	—	(0.16)	10.16	4.18	58,938	0.64		0.83	1.58	21
2023	9.96	0.14	(0.05)	0.09	(0.14)	—	(0.14)	9.91	0.92	61,290	0.63		0.82	1.40	14
2022	10.98	0.13	(0.97)	(0.84)	(0.13)	(0.05)	(0.18)	9.96	(7.78)	72,934	0.63		0.82	1.21	5
2021	11.06	0.13	(0.03)	0.10	(0.13)	(0.05)	(0.18)	10.98	0.93	83,982	0.63		0.82	1.21	9
Class Y
2025	$10.14	$0.20	$(0.04)	$0.16	$(0.20)	$—	$(0.20)	$10.10	1.57%	$147	0.50	%(6)	0.61%	1.98%	20%
2024	9.90	0.17	0.25	0.42	(0.18)	—	(0.18)	10.14	4.24	281	0.49		0.58	1.73	21
2023	9.94	0.15	(0.03)	0.12	(0.16)	—	(0.16)	9.90	1.17	337	0.48		0.57	1.55	14
2022	10.97	0.14	(0.98)	(0.84)	(0.14)	(0.05)	(0.19)	9.94	(7.74)	882	0.48		0.57	1.36	5
2021	11.04	0.15	(0.02)	0.13	(0.15)	(0.05)	(0.20)	10.97	1.18	862	0.48		0.57	1.36	9

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.38%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.

80	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	81

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

	Net Asset Value, Beginning of Year	Net Investment Income*	Net Realized and Unrealized Gains (Losses)	Total from Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year ($ Thousands)	Ratio of Net Expenses to Average Net Assets		Ratio of Expenses to Average Net Assets (Excluding Waivers)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate†
New Jersey Municipal Bond Fund
Class F
2025	$9.98	$0.22	$(0.03)	$0.19	$(0.22)	$—	$(0.22)	$9.95	1.91%	$91,712	0.62	%(1)	0.83%	2.20%	25%
2024	9.78	0.20	0.20	0.40	(0.20)	—	(0.20)	9.98	4.12	92,445	0.61		0.82	2.01	21
2023	9.84	0.19	(0.06)	0.13	(0.19)	—	(0.19)	9.78	1.33	92,987	0.60		0.82	1.90	19
2022	10.73	0.17	(0.89)	(0.72)	(0.17)	—	(0.17)	9.84	(6.78)	108,363	0.60		0.82	1.63	12
2021	10.77	0.19	(0.03)	0.16	(0.19)	(0.01)	(0.20)	10.73	1.44	121,735	0.60		0.81	1.74	6
Class Y
2025	$9.98	$0.23	$(0.03)	$0.20	$(0.23)	$—	$(0.23)	$9.95	2.06%	$276	0.47	%(2)	0.58%	2.33%	25%
2024	9.77	0.21	0.21	0.42	(0.21)	—	(0.21)	9.98	4.39	741	0.46		0.57	2.16	21
2023	9.84	0.20	(0.07)	0.13	(0.20)	—	(0.20)	9.77	1.38	746	0.45		0.57	2.05	19
2022	10.73	0.18	(0.89)	(0.71)	(0.18)	—	(0.18)	9.84	(6.64)	1,052	0.45		0.57	1.79	12
2021	10.77	0.20	(0.03)	0.17	(0.20)	(0.01)	(0.21)	10.73	1.59	1,077	0.45		0.56	1.89	6
New York Municipal Bond Fund
Class F
2025	$10.28	$0.22	$(0.06)	$0.16	$(0.22)	$—	$(0.22)	$10.22	1.59%	$100,986	0.61	%(1)	0.83%	2.18%	40%
2024	10.02	0.19	0.26	0.45	(0.19)	—	(0.19)	10.28	4.52	96,269	0.61		0.82	1.85	19
2023	10.07	0.17	(0.04)	0.13	(0.17)	(0.01)	(0.18)	10.02	1.31	102,989	0.60		0.82	1.67	23
2022	11.07	0.15	(0.89)	(0.74)	(0.15)	(0.11)	(0.26)	10.07	(6.80)	122,816	0.60		0.82	1.45	11
2021	11.03	0.16	0.09	0.25	(0.16)	(0.05)	(0.21)	11.07	2.26	147,951	0.60		0.81	1.46	17
Class Y
2025	$10.27	$0.24	$(0.06)	$0.18	$(0.24)	$—	$(0.24)	$10.21	1.74%	$9,217	0.46	%(2)	0.58%	2.33%	40%
2024	10.00	0.20	0.27	0.47	(0.20)	—	(0.20)	10.27	4.78	9,161	0.46		0.57	2.00	19
2023	10.05	0.18	(0.04)	0.14	(0.18)	(0.01)	(0.19)	10.00	1.46	9,591	0.45		0.57	1.82	23
2022	11.05	0.17	(0.89)	(0.72)	(0.17)	(0.11)	(0.28)	10.05	(6.68)	18,421	0.45		0.57	1.60	11
2021	11.01	0.18	0.09	0.27	(0.18)	(0.05)	(0.23)	11.05	2.42	20,785	0.45		0.56	1.61	17
Pennsylvania Municipal Bond Fund
Class F
2025	$10.38	$0.22	$0.01	$0.23	$(0.22)	$—	$(0.22)	$10.39	2.22%	$138,133	0.64	%(3)	0.85%	2.14%	18%
2024	10.14	0.20	0.24	0.44	(0.20)	—	(0.20)	10.38	4.36	133,321	0.64		0.84	1.94	20
2023	10.25	0.18	(0.11)	0.07	(0.18)	—	(0.18)	10.14	0.68	142,567	0.63		0.84	1.75	7
2022	11.29	0.17	(1.02)	(0.85)	(0.17)	(0.02)	(0.19)	10.25	(7.66)	165,277	0.63		0.84	1.55	6
2021	11.34	0.17	—	0.17	(0.17)	(0.05)	(0.22)	11.29	1.53	180,465	0.63		0.83	1.54	7
Class Y
2025	$10.38	$0.24	$—	$0.24	$(0.23)	$—	$(0.23)	$10.39	2.38%	$251	0.49	%(4)	0.60%	2.30%	18%
2024	10.13	0.21	0.25	0.46	(0.21)	—	(0.21)	10.38	4.60	246	0.48		0.59	2.10	20
2023	10.25	0.19	(0.12)	0.07	(0.19)	—	(0.19)	10.13	0.73	236	0.48		0.59	1.90	7
2022	11.29	0.18	(1.02)	(0.84)	(0.18)	(0.02)	(0.20)	10.25	(7.52)	866	0.48		0.59	1.70	6
2021	11.34	0.19	—	0.19	(0.19)	(0.05)	(0.24)	11.29	1.67	951	0.48		0.58	1.69	7
Tax-Advantaged Income Fund
Class F
2025	$9.44	$0.44	$(0.56)	$(0.12)	$(0.42)	$—	$(0.42)	$8.90	(1.37)%	$608,823	0.87	%(5)	1.09%	4.78%	20%
2024	8.94	0.47	0.47	0.94	(0.44)	—	(0.44)	9.44	10.77	802,059	0.86		1.08	5.19	23
2023	9.36	0.44	(0.45)	(0.01)	(0.41)	—	(0.41)	8.94	(0.07)	849,722	0.86		1.08	4.84	27
2022	10.87	0.38	(1.45)	(1.07)	(0.37)	(0.07)	(0.44)	9.36	(10.01)	1,006,757	0.86		1.08	3.72	24
2021	10.39	0.38	0.52	0.90	(0.36)	(0.06)	(0.42)	10.87	8.93	1,189,304	0.86		1.08	3.53	17
Class Y
2025	$9.43	$0.46	$(0.56)	$(0.10)	$(0.44)	$—	$(0.44)	$8.89	(1.13)%	$221,124	0.62	%(6)	0.84%	5.03%	20%
2024	8.93	0.50	0.46	0.96	(0.46)	—	(0.46)	9.43	11.05	224,106	0.62		0.84	5.43	23
2023	9.35	0.46	(0.45)	0.01	(0.43)	—	(0.43)	8.93	0.18	206,077	0.61		0.83	5.09	27
2022	10.86	0.40	(1.44)	(1.04)	(0.40)	(0.07)	(0.47)	9.35	(9.80)	171,151	0.61		0.83	3.98	24
2021	10.38	0.40	0.53	0.93	(0.39)	(0.06)	(0.45)	10.86	9.20	185,211	0.61		0.83	3.78	17

*	Per share calculated using average shares.
†	Total return and portfolio turnover rate are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.60%.
(2)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.45%.
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.63%.
(4)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.48%.
(5)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.86%.

82	SEI Tax Exempt Trust

FINANCIAL HIGHLIGHTS

For the years ended August 31,

For a share outstanding throughout each year

(6)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.61%.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

SEI Tax Exempt Trust	83

NOTES TO FINANCIAL STATEMENTS

August 31, 2025

1. ORGANIZATION

SEI Tax Exempt Trust (the “Trust”) was organized as a Massachusetts business trust under a Declaration of Trust dated March 15, 1982.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with eight operational funds: the Intermediate-Term Municipal, Short Duration Municipal, California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond, Pennsylvania Municipal Bond and Tax-Advantaged Income (each a “Fund”, collectively the “Funds”). The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified. The Trust is registered to offer Class F and Class Y shares of each Fund. On May 1, 2015, Class Y shares commenced operations in the Intermediate-Term Municipal, Short Duration Municipal and Tax-Advantaged Income Funds. On October 30, 2015, Class Y shares commenced operations in the California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond, New York Municipal Bond and Pennsylvania Municipal Bond Funds.

The Trust’s prospectuses provide a description of each Fund’s investment objective, policies and strategies. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations in accordance with the Funds’ Valuation and Pricing Policy. The Trust's

Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a valuation committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Fund’s' Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Procedures”).

As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments.

When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. A Fund values securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable NAV per share, with the exception of exchange-traded funds, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s NAV is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Fund will value the securities using a bid price from at least one independent broker.

84	SEI Tax Exempt Trust

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Pricing Policies and Procedures (Fair Value Procedures) until an independent source can be secured. Debt securities held by a Fund with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument, and the value of securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser, as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC, through the Committee, or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board. However, when the change would not materially affect the valuation of a Fund’s net assets or involve a material departure in pricing methodology from that of the Fund’s existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not "readily available" are valued in accordance with Rule 2a-5 and the Procedures. The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding. The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

SEI Tax Exempt Trust	85

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The valuation techniques used by the Funds to measure fair value during the year ended August 31, 2025 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended August 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedules of Investments.

Classes — Class-specific expenses are borne by that class of shares. Income, expenses, and realized and unrealized gains/losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Expenses — Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use interest rate futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction. Refer to each Fund’s Schedule of Investments, for details regarding open futures contracts as of August 31, 2025, if applicable.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, are reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in its Schedule of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

86	SEI Tax Exempt Trust

Discount and Premium Amortization — All amortization is calculated using the effective interest method. Amortization of premiums and discounts is included in interest income.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains on sales of securities after capital loss carryover are distributed at least annually by the Funds.

3. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUBADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration and Distribution Agreements — SIMC serves as the Investment Adviser (the “Adviser”) to each Fund. In connection with serving as Adviser to the Funds, SIMC is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Global Funds Services (the “Administrator”) serves as administrator to the Funds. The Administrator provides the Trust with administrative and transfer agent services. For its services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund.

SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”) is the Distributor of the shares of the Funds under a Distribution Agreement. The Funds have adopted a shareholder services plan and agreement (the “Service Plan”) with respect to Class F Shares that allows such shares to pay service providers a fee based on average daily net assets of such Class F Shares, in connection with the ongoing servicing of shareholder accounts owning such shares. The Service Plan provides that shareholder service fees on Class F Shares will be paid to the Distributor, which may then be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to Class F Shares.

The Adviser, Administrator and/or Distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions and prime broker fees, taxes, costs associated with litigation- or tax-related services, Trustee fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level. The voluntary waivers by the Funds’ Adviser, Administrator and/or Distributor are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expense incurred by the Funds, such as acquired fund fees and expenses. The waivers are voluntary and the Funds’ Adviser, Administrator and/or Distributor may discontinue all or part of these waivers at any time.

SEI Tax Exempt Trust	87

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The following is a summary of annual fees payable to the Adviser and Distributor and the voluntary expense limitations for each fund:

	Advisory Fees	Shareholder Servicing Fees	Voluntary Expense Limitations
Intermediate-Term Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
Short Duration Municipal Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.38%
California Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Massachusetts Municipal Bond Fund
Class F	0.33%	0.25%	0.63%
Class Y	0.33%	0.00%	0.48%
New Jersey Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
New York Municipal Bond Fund
Class F	0.33%	0.25%	0.60%
Class Y	0.33%	0.00%	0.45%
Pennsylvania Municipal Bond Fund
Class F	0.35%	0.25%	0.63%
Class Y	0.35%	0.00%	0.48%
Tax-Advantaged Income Fund
Class F	0.50%	0.25%	0.86%
Class Y	0.50%	0.00%	0.61%

The following is a summary of annual fees payable to the Administrator:

	First $1.5 Billion of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Next $500 Million of Assets	Over $3 Billion of Assets
Intermediate-Term Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Short Duration Municipal Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
California Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Massachusetts Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New Jersey Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
New York Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Pennsylvania Municipal Bond Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Tax-Advantaged Income Fund	0.3000%	0.2550%	0.2100%	0.1650%	0.1200%

As of August 31, 2025, SIMC has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
Intermediate-Term Municipal Fund
Delaware Investments Fund Advisers, a series of
Macquarie Investment Management Business Trust
Insight North America LLC
Wellington Management Company LLP
Short Duration Municipal Fund
Allspring Global Investments, LLC
Neuberger Berman Investment Advisers LLC
Investment Sub-Adviser
California Municipal Bond Fund
Insight North America LLC
Massachusetts Municipal Bond Fund
Insight North America LLC
New Jersey Municipal Bond Fund
Insight North America LLC
New York Municipal Bond Fund
Insight North America LLC
Pennsylvania Municipal Bond Fund
Insight North America LLC
Tax-Advantaged Income Fund
Allspring Global Investments, LLC

88	SEI Tax Exempt Trust

Investment Sub-Adviser
Pacific Investment Management Company LLC
Spectrum Asset Management, Inc.

Payment to Affiliates — Certain Officers and Trustees of the Trust are also Officers and/or Directors of the Administrator, the Distributor, and/or SIMC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim, and committee meetings. The Administrator or the Adviser pays compensation of Officers and affiliated Trustees. A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the administrator, are paid for by the Trust as incurred.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund, to manage excess cash or to serve as margin or collateral for derivative positions. Refer to each Fund’s Schedule of Investments for details regarding transactions with affiliated securities for the year ended August 31, 2025, if applicable.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the “Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes.

Participation in the Program is voluntary for both borrowing and lending funds.

Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the Trust’s Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. For the year ended August 31, 2025, the Trust has not participated in the Program.

4. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term investments and U.S. Government securities, for the year ended August 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund
Purchases	$—	$420,805	$420,805
Sales	—	389,859	389,859
Short Duration Municipal Fund
Purchases	—	228,846	228,846
Sales	—	329,920	329,920
California Municipal Bond Fund
Purchases	—	67,255	67,255
Sales	—	67,798	67,798
Massachusetts Municipal Bond Fund
Purchases	—	14,227	14,227
Sales	—	12,048	12,048
New Jersey Municipal Bond Fund
Purchases	—	23,171	23,171
Sales	—	22,911	22,911
New York Municipal Bond Fund
Purchases	—	51,101	51,101
Sales	—	43,687	43,687
Pennsylvania Municipal Bond Fund
Purchases	—	31,073	31,073
Sales	—	25,048	25,048
Tax-Advantaged Income Fund
Purchases	—	160,171	160,171
Sales	89	272,552	272,641

5. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub-chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of August 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended August 31, 2025, the Funds did not incur any interest or penalties.

Reclassification of components of net assets — The timing and characterization of certain income and capital gains distributions are determined annually in accordance with Federal tax regulations, which may differ from U.S. GAAP. As a result, the net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such periods. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings, as appropriate, in the period that the differences arise. The permanent differences primarily consist of market discount adjustments, defaulted bond adjustments, perpetual bond adjustments, gains and losses on paydowns of mortgage and asset-backed securities for tax purposes and distribution reclassifications. There are no permanent differences credited or charged to paid-in capital and distributable earnings as of August 31, 2025.

SEI Tax Exempt Trust	89

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

The tax character of dividends and distributions paid during the last two fiscal years were as follows:

		Tax-Exempt Income ($ Thousands)	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Total ($ Thousands)
Intermediate-Term Municipal Fund	2025	$47,332	$492	$—	$47,824
	2024	44,341	394	—	44,735
Short Duration Municipal Fund	2025	21,228	53	—	21,281
	2024	21,626	84	—	21,710
California Municipal Bond Fund	2025	4,940	147	—	5,087
	2024	4,226	116	—	4,342
Massachusetts Municipal Bond Fund	2025	1,076	31	—	1,107
	2024	930	32	—	962
New Jersey Municipal Bond Fund	2025	2,026	72	—	2,098
	2024	1,814	48	—	1,862
New York Municipal Bond Fund	2025	2,364	88	—	2,452
	2024	1,956	62	—	2,018
Pennsylvania Municipal Bond Fund	2025	2,907	67	—	2,974
	2024	2,586	46	—	2,632
Tax-Advantaged Income Fund	2025	26,082	15,162	—	41,244
	2024	30,828	18,433	—	49,261

As of August 31, 2025 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Undistributed Tax-Exempt Income ($ Thousands)	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post October Losses ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Intermediate-Term Municipal Fund	$3,976	$—	$—	$(53,873)	$—	$(42,760)	$(3,952)	$(96,609)
Short Duration Municipal Fund	1,805	—	—	(11,431)	—	2,165	(1,797)	(9,258)
California Municipal Bond Fund	387	—	—	(6,260)	—	(7,154)	(367)	(13,394)
Massachusetts Municipal Bond Fund	102	—	—	(1,121)	—	(1,480)	(99)	(2,598)
New Jersey Municipal Bond Fund	178	—	—	(877)	—	(2,385)	(179)	(3,263)
New York Municipal Bond Fund	228	—	—	(1,716)	—	(1,694)	(222)	(3,404)
Pennsylvania Municipal Bond Fund	258	—	—	(1,537)	—	(2,494)	(251)	(4,024)
Tax-Advantaged Income Fund	4,187	—	—	(42,727)	—	(75,944)	(2,962)	(117,446)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through August 31, 2025, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
Intermediate-Term Municipal Fund	$21,363	$32,510	$53,873
Short Duration Municipal Fund	697	10,734	11,431
	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
California Municipal Bond Fund	–	6,260	6,260
Massachusetts Municipal Bond Fund	9	1,112	1,121

90	SEI Tax Exempt Trust

	Short-Term ($ Thousands)	Long-Term ($ Thousands)	Total Capital Loss Carryforwards 8/31/25 ($ Thousands)
New Jersey Municipal Bond Fund	97	780	877
New York Municipal Bond Fund	–	1,716	1,716
Pennsylvania Municipal Bond Fund	16	1,521	1,537
Tax-Advantaged Income Fund	13,985	28,742	42,727

During the year ended August 31, 2025, Tax-Advantaged Income Fund utilized $1,921 ($ Thousands) in capital loss carryforwards to offset capital gains.

At August 31, 2025, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds were as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation/ (Depreciation) ($ Thousands)
Intermediate-Term Municipal Fund	$1,563,262	$10,745	$(53,505)	$(42,760)
Short Duration Municipal Fund	773,819	4,646	(2,481)	2,165
California Municipal Bond Fund	237,312	1,092	(8,246)	(7,154)
Massachusetts Municipal Bond Fund	61,074	269	(1,749)	(1,480)
New Jersey Municipal Bond Fund	93,592	212	(2,597)	(2,385)
New York Municipal Bond Fund	110,683	447	(2,141)	(1,694)
Pennsylvania Municipal Bond Fund	139,315	877	(3,371)	(2,494)
Tax-Advantaged Income Fund	900,970	26,302	(102,246)	(75,944)

6. CONCENTRATIONS/RISK

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on the future claims that may be made against the Trust and, therefore, cannot be estimated; however, Management believes that, based on experience, the risk of loss from such claims is considered remote.

To the extent consistent with its investment strategy a Fund may have one or more of the following principle risks:

Municipal Securities Risk — Municipal securities, like other fixed income securities, rise and fall in value in response to economic and market factors, primarily changes in interest rates, and actual or perceived credit quality. Rising interest rates will generally cause municipal securities to decline in value. Longer-term securities usually respond more sharply to interest rate changes than do shorter-term securities. A municipal security will also lose value if, due to rating downgrades or other factors, there are concerns about the issuer’s current or future ability to make principal or interest payments. State and local governments rely on taxes and, to some extent, revenues from private projects financed by municipal securities, to pay interest and principal on municipal debt. Poor statewide or local economic results or changing political sentiments may reduce tax revenues and increase the expenses of municipal issuers, making it more difficult for them to repay principal and make interest payments on securities owned by the Fund. Actual or perceived erosion of the creditworthiness of municipal issuers may reduce the value of the Fund’s holdings. As a result, the Fund will be more susceptible to factors that adversely affect issuers of municipal obligations than a mutual fund that does not have as great a concentration in municipal obligations. Also, there may be economic or political changes that impact the ability of issuers of municipal securities to repay principal and to make interest payments on securities owned by the Fund. Any changes in the financial condition of municipal issuers may also adversely affect the value of the Fund’s securities.

Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. In a low interest rate environment, risks associated with rising rates are heightened. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. Markets for fixed income securities may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the Fund’s liquidity or force the Fund to sell securities into a declining or illiquid market.

SEI Tax Exempt Trust	91

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

California Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of California, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting California municipal issuers.

Massachusetts Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Massachusetts, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Massachusetts municipal issuers.

New Jersey Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the State of New Jersey, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New Jersey municipal issuers.

New York Investment Risk - The Fund’s performance will be affected by the fiscal and economic health of the State of New York, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting New York municipal issuers.

Pennsylvania Investment Risk — The Fund’s performance will be affected by the fiscal and economic health of the Commonwealth of Pennsylvania, its political subdivisions, municipalities, agencies and authorities and political and regulatory developments affecting Pennsylvania municipal issuers.

Non-Diversification — The California Municipal Bond, Massachusetts Municipal Bond, New Jersey Municipal Bond and New York Municipal Bond Funds are non-diversified, which means that they may invest in the securities of relatively few issuers. As a result, these Funds may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities. However, the Funds intend to satisfy the asset diversification requirements under the Internal Revenue Code of 1986, as amended, for classification as a regulated investment company. The Intermediate-Term Municipal, Tax-Advantaged Income, Short Duration Municipal and Pennsylvania Municipal Bond Funds are diversified.

Credit Risk — The Fund could lose money if the issuer or guarantor of a portfolio security or a counterparty to a contract fails to make timely payment or otherwise honor its obligations. If the Fund purchases securities supported by credit enhancements from banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price.

Interest Rate Risk — The risk that a change in interest rates will cause a fall in the value of fixed income securities, including U.S. Government securities, in which the Fund invests. Generally, the value of the Fund’s fixed income securities will vary inversely with the direction of prevailing interest rates. Changing interest rates may have unpredictable effects on the markets and may affect the value and liquidity of instruments held by the Fund. Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates.

Commercial Paper Risk — Commercial paper is a short-term obligation with a maturity generally ranging from one to 270 days and is issued by U.S. or foreign companies or other entities in order to finance their current operations. Such investments are unsecured and usually discounted from their value at maturity. The value of commercial paper may be affected by changes in the credit rating or financial condition of the issuing entities and will tend to fall when interest rates rise and rise when interest rates fall. Asset-backed commercial paper may be issued by structured investment vehicles or other conduits that are organized to issue the commercial paper and to purchase trade receivables or other financial assets. The repayment of asset-backed commercial paper depends primarily on the cash collections received from such an issuer's underlying asset portfolio and the issuer's ability to issue new asset-backed commercial paper.

92	SEI Tax Exempt Trust

Call Risk — Issuers of callable bonds may call (redeem) securities with higher coupons or interest rates before their maturity dates. The Fund may be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Bonds may be called due to falling interest rates or non-economical circumstances.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Extension Risk — The risk that rising interest rates may extend the duration of a fixed income security, typically reducing the security’s value.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Duration Risk — Longer-term securities in which the Fund may invest are more volatile than shorter-term securities. A portfolio with a longer average portfolio duration is more sensitive to changes in interest rates than a portfolio with a shorter average portfolio duration.

Prepayment Risk — The risk that, in a declining interest rate environment, fixed income securities with stated interest rates may have the principal paid earlier than expected, requiring the Fund to invest the proceeds at generally lower interest rates.

Below Investment Grade Securities (Junk Bonds) Risk — Fixed income securities rated below investment grade (junk bonds) involve greater risks of default or downgrade and are generally more volatile than investment grade securities because the prospect for repayment of principal and interest of many of these securities is speculative.

Taxation Risk — The Fund will rely on the opinion of issuers’ bond counsel on the tax-exempt status of interest on municipal bond obligations. Neither the Fund nor its Sub-Advisers will independently review the bases for those tax opinions, which may ultimately be determined to be incorrect and subject the Fund and its shareholders to substantial tax liabilities. The Fund may invest a portion of its assets in securities that generate income that is subject to federal, state and local income tax, including the federal alternative minimum tax. Tax advantages of municipal bond funds are not applicable for those investing through a tax-deferred account, such as an individual retirement account or employer-sponsored retirement plan.

Convertible and Preferred Securities Risk — Convertible and preferred securities generally have less potential for gain or loss than common stocks. In addition, convertible and preferred securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible and preferred securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible and preferred securities will vary over time depending on changes in the value of the underlying common stocks and interest rates. Convertible and preferred securities are also subject to credit risk and are often lower-quality securities.

SEI Tax Exempt Trust	93

NOTES TO FINANCIAL STATEMENTS (Continued)

August 31, 2025

Investment Company Risk — When the Fund invests in an investment company, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the investment company’s expenses. In addition, while the risks of owning shares of an investment company generally reflect the risks of owning the underlying investments of the investment company, the Fund may be subject to additional or different risks than if the Fund had invested directly in the underlying investments. Closed-end investment companies issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. As a result, a closed-end fund’s share price fluctuates based on what another investor is willing to pay rather than on the market value of the securities in the fund.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

The foregoing is not intended to be a complete discussion of the risks associated with investing in a Fund. Please review each Fund’s current prospectus for additional disclosures regarding the principal risks associated with investing in a Fund.

7. SHARE TRANSACTIONS:

Capital share transactions for the Funds were as follows (Thousands):

	Intermediate-Term Municipal Fund		Short Duration Municipal Fund		California Municipal Bond Fund
	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	31,684	16,484	13,490	8,985	4,671	2,631
Shares Issued in Lieu of Dividends and Distributions	3,344	3,147	1,671	1,742	395	343
Redeemed	(33,875)	(30,549)	(22,070)	(26,083)	(5,816)	(4,469)
Total Class F Transactions	1,153	(10,918)	(6,909)	(15,356)	(750)	(1,495)
Class Y:
Shares Issued	4,168	3,895	1,741	1,788	443	1,050
Shares Issued in Lieu of Dividends and Distributions	425	381	119	113	36	29
Redeemed	(4,122)	(5,582)	(1,157)	(2,496)	(332)	(1,284)
Total Class Y Transactions	471	(1,306)	703	(595)	147	(205)
Increase (Decrease) in Share Transactions	1,624	(12,224)	(6,206)	(15,951)	(603)	(1,700)

	Massachusetts Municipal Bond Fund		New Jersey Municipal Bond Fund		New York Municipal Bond Fund
	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	1,035	585	2,886	1,357	3,583	1,120
Shares Issued in Lieu of Dividends and Distributions	92	81	186	167	194	159
Redeemed	(988)	(1,046)	(3,115)	(1,777)	(3,260)	(2,195)
Total Class F Transactions	139	(380)	(43)	(253)	517	(916)
Class Y:
Shares Issued	—	1	—	16	81	436
Shares Issued in Lieu of Dividends and Distributions	—	—	1	1	19	15
Redeemed	(13)	(7)	(47)	(19)	(89)	(518)
Total Class Y Transactions	(13)	(6)	(46)	(2)	11	(67)
Increase (Decrease) in Share Transactions	126	(386)	(89)	(255)	528	(983)

94	SEI Tax Exempt Trust

	Pennsylvania Municipal Bond Fund		Tax-Advantaged Income Fund
	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024	09/01/2024 to 08/31/2025	09/01/2023 to 08/31/2024
Shares Issued and Redeemed:
Class F:
Shares Issued	2,774	1,377	11,497	9,482
Shares Issued in Lieu of Dividends and Distributions	257	227	2,770	3,608
Redeemed	(2,573)	(2,831)	(30,883)	(23,122)
Total Class F Transactions	458	(1,227)	(16,616)	(10,032)
Class Y:
Shares Issued	1	—	4,179	4,850
Shares Issued in Lieu of Dividends and Distributions	—	1	881	813
Redeemed	(1)	—	(3,971)	(4,959)
Total Class Y Transactions	—	1	1,089	704
Increase (Decrease) in Share Transactions	458	(1,226)	(15,527)	(9,328)

8. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company. As of August 31, 2025, SPTC held of record the following percentage of outstanding shares of each Fund:

Intermediate-Term Municipal Fund
Class F	95.08%
Class Y	85.02%
Short Duration Municipal Fund
Class F	96.09%
Class Y	78.15%
California Municipal Bond Fund
Class F	94.10%
Class Y	97.96%
Massachusetts Municipal Bond Fund
Class F	97.45%
Class Y	87.25%
New Jersey Municipal Bond Fund
Class F	97.91%
Class Y	59.25%
New York Municipal Bond Fund
Class F	96.48%
Class Y	95.71%
Pennsylvania Municipal Bond Fund
Class F	94.87%
Class Y	43.60%
Tax-Advantaged Income Fund
Class F	94.80%
Class Y	91.02%

SPTC is not a direct service provider to the SEI Funds. However, SPTC performs a role in the comprehensive investment solution that SEI provides to investors. SPTC holds the shares in the Funds as custodian for shareholders that are clients of independent registered investment advisers, financial planners, bank trust departments and other financial advisers. SPTC maintains omnibus accounts at the Fund’s transfer agent.

9. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

SEI Tax Exempt Trust	95

NOTES TO FINANCIAL STATEMENTS (Concluded)

August 31, 2025

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

96	SEI Tax Exempt Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

SEI Tax Exempt Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of SEI Tax Exempt Trust, comprised of the Intermediate-Term Municipal Fund, Short Duration Municipal Fund, California Municipal Bond Fund, Massachusetts Municipal Bond Fund, New Jersey Municipal Bond Fund, New York Municipal Bond Fund, Pennsylvania Municipal Bond Fund, and Tax-Advantaged Income Fund (the Funds), including the schedules of investments, as of August 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of August 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

October 28, 2025

SEI Tax Exempt Trust	97

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have an August 31, 2025 taxable year end this notice is for information purposes only. For shareholders with an August 31, 2025 taxable year end, please consult your tax adviser as to the pertinence of this notice.

For the fiscal year ended August 31, 2025, the Funds are designating the following with regard to distributions paid during the year:

Fund	(A) Long-Term Capital Gain Distribution	(B) Ordinary Income Distributions (Tax Basis)	(C) Tax Exempt Income Distributions(6)	Total Distributions	(D) Dividends Received Deduction(1)
Intermediate-Term Municipal Fund(6)(7)	0.00%	1.03%	98.97%	100.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.25%	99.75%	100.00%	0.00%
California Municipal Bond Fund(7)	0.00%	2.97%	97.03%	100.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	2.78%	97.22%	100.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	3.41%	96.59%	100.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	3.66%	96.34%	100.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	2.28%	97.72%	100.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	35.23%	64.77%	100.00%	0.00%

Fund	(E) Qualifying Dividend Income(2)	(F) U.S. Government Interest (Tax Basis)(3)	(G) Interest Related Dividends(4)	(H) Short-Term Capital Gains Dividends(5)
Intermediate-Term Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Short Duration Municipal Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
California Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Massachusetts Municipal Bond Fund(6)	0.00%	0.00%	0.00%	0.00%
New Jersey Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
New York Municipal Bond Fund(7)	0.00%	0.00%	0.00%	0.00%
Pennsylvania Municipal Bond Fund(6)(7)	0.00%	0.00%	0.00%	0.00%
Tax-Advantaged Income Fund(6)(7)	0.00%	5.52%	0.00%	0.00%

(1)	“Dividends Received Deduction” represent dividends which qualify for the corporate dividends received deduction.

(2)	“Qualifying Dividend Income” represent qualifying dividends as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. It is the intention of the Funds to designate the max amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut or New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution for calendar year ended 2025. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution for calendar year ended 2025 that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	“Exempt-Interest Dividends” represent the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax. However, for shareholders of these funds who are residents of California, Connecticut, New Jersey and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(7)	For California income tax purposes, for the fiscal year ended August 31, 2025, the Intermediate-Term Municipal, the Short Duration Municipal, the California Municipal, the Massachusetts Municipal, the New Jersey Municipal, the New York Municipal, the Pennsylvania Municipal and the Tax Advantaged Income Funds designated 6.59%, 4.31%, 98.58%, 0.00%, 0.00%, 0.00%, 0.00% and 0.00% respectively, of their distributions paid from net investment income as exempt-interest dividends under Section 17145 of the California Revenue and Taxation Code.

Items (A), (B) and (C) are based on the percentage of each fund’s total distribution.

Items (D) and (E) are based on the percentage of “Ordinary Income Distributions”.

Item (F) is based on the percentage of gross income of each Fund.

Item (G) is based on the percentage of net investment income distributions.

Item (H) is based on the percentage of short-term capital gain distributions.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

98	SEI Tax Exempt Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on December 18, 2024, shareholders of the SEI Tax Exempt Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting. In addition to the Trustees elected below, William M. Doran continued to serve as a Trustee until his retirement on May 31, 2025.

Proposal 1 - To elect a Board of Trustees

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	134,084,690	3,912,434	N/A	N/A
Nina Lesavoy	134,260,151	3,736,974	N/A	N/A
James M. Williams	134,105,169	3,891,956	N/A	N/A
James B. Taylor	134,174,756	3,822,372	N/A	N/A
Susan C. Cote	134,263,160	3,733,966	N/A	N/A
Christine Reynolds	134,281,787	3,715,340	N/A	N/A
Thomas Melendez	134,243,787	3,753,341	N/A	N/A
Dennis J. McGonigle	134,262,709	3,734,419	N/A	N/A
Eli Powell Niepoky	134,168,805	3,828,321	N/A	N/A
Kimberly Walker	134,248,210	3,748,916	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

SEI Tax Exempt Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Funds and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Advisers with respect to the Funds of the Trust. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

SEI Tax Exempt Trust	99

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Continued)

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Advisers regarding: (i) the quality of SIMC’s and the Sub-Advisers’ investment management and other services; (ii) SIMC’s and the Sub-Advisers’ investment management personnel; (iii) SIMC’s and the Sub-Advisers’ operations and financial condition; (iv) SIMC’s and the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment of the Funds in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Advisers’ profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (xii) the Funds’ performance over various periods of time compared with peer groups of mutual funds prepared by Broadridge and the Funds’ benchmark indexes.

At the December 2-4, 2024 meeting of the Board, the Board approved a brief extension of the Advisory Agreement and Sub-Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Advisory Agreement and Sub-Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Advisory Agreement and Sub-Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Advisory Agreement and Sub-Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Advisory Agreement and Sub-Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Advisory Agreement and Sub-Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approvals were based on its consideration and evaluation of the factors described above. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Advisory Agreement and Sub-Advisory Agreements.

Nature, Extent and Quality of Services

The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Advisers to the Funds and the resources of SIMC and the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

100	SEI Tax Exempt Trust

Performance

In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered the Funds’ performance relative to their peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report. The Broadridge Report included metrics on risk analysis, volatility versus total return, net total return and performance consistency for the Funds and a universe of comparable funds. Based on the materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark and/or peer group, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Funds was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of each Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees

With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels, actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap and concluded that SIMC, through waivers, has maintained the Funds’ net operating expenses at competitive levels for its distribution channels. In determining the appropriateness of fees, the Board also took into consideration the impact of fees incurred indirectly by the Funds as a result of investments into underlying funds, including funds from which SIMC or its affiliates earn fees. The Board also took into consideration compensation earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability

With regard to profitability, the Trustees considered compensation flowing to SIMC and the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of SIMC and the Sub-Advisers is reasonable and supported the renewal of the Investment Advisory Agreements.

Economies of Scale

With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

SEI Tax Exempt Trust	101

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Unaudited) (Concluded)

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

102	SEI Tax Exempt Trust

SEI Tax Exempt Trust / Annual Financials and Other Information / August 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

SEI-F-024 (8/25)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16.	Controls and Procedures.

(a)              The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By		/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By		/s/ Robert A. Nesher
Robert A. Nesher
President and Chief Executive Officer
(Principal Executive Officer)

Date:	November 6, 2025
/s/ Glenn R. Kurdziel
By		Glenn R. Kurdziel
Controller and Chief Financial Officer
(Principal Financial Officer)

Date:	November 6, 2025